The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5%
	Automobiles & Components - 0.0%
103,356	Mobileye Global, Inc. Class A*	$ 2,672,786
	Capital Goods - 1.2%
221,726	Axon Enterprise, Inc.*	55,223,078
	Commercial & Professional Services - 1.2%
1,166,548	Copart, Inc.*	56,040,966
	Consumer Discretionary Distribution & Retail - 9.5%
2,528,562	Amazon.com, Inc.*	392,432,822
312,031	Ross Stores, Inc.	43,771,709
171,581	Tory Burch LLC*(1)(2)	7,335,087
		443,539,618
	Consumer Durables & Apparel - 2.3%
80,566	Deckers Outdoor Corp.*	60,725,011
1,704,924	On Holding AG Class A*	45,282,782
		106,007,793
	Consumer Services - 2.1%
1,502,694	DraftKings, Inc. Class A*	58,680,201
788,592	Las Vegas Sands Corp.	38,577,920
		97,258,121
	Energy - 0.8%
220,428	Cheniere Energy, Inc.	36,147,988
	Financial Services - 5.3%
1,303,287	Block, Inc.*	84,726,688
528,961	KKR & Co., Inc.	45,797,444
1,215,257	Tradeweb Markets, Inc. Class A	115,923,365
		246,447,497
	Food, Beverage & Tobacco - 0.9%
791,620	Monster Beverage Corp.*	43,554,932
	Health Care Equipment & Services - 4.2%
552,942	Dexcom, Inc.*	67,099,512
232,173	Intuitive Surgical, Inc.*	87,812,472
180,662	Shockwave Medical, Inc.*	40,874,777
		195,786,761
	Household & Personal Products - 1.0%
310,197	elf Beauty, Inc.*	49,485,727
	Materials - 1.0%
200,026	Vulcan Materials Co.	45,207,876
	Media & Entertainment - 17.0%
1,617,391	Alphabet, Inc. Class A*	226,596,479
875,539	Liberty Media Corp.-Liberty Formula One Class C*	58,879,998
533,695	Live Nation Entertainment, Inc.*	47,418,801
621,573	Meta Platforms, Inc. Class A*	242,500,490
191,240	Netflix, Inc.*	107,880,396
1,379,714	Pinterest, Inc. Class A*	51,697,884
294,747	Spotify Technology SA*	63,473,766
		798,447,814
	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
198,570	Danaher Corp.	47,638,929
305,283	Eli Lilly & Co.	197,093,757
1,212,747	Exact Sciences Corp.*	79,313,654
157,060	Vertex Pharmaceuticals, Inc.*	68,066,663
		392,113,003
	Semiconductors & Semiconductor Equipment - 15.9%
454,024	Advanced Micro Devices, Inc.*	76,135,285
990,857	ARM Holdings PLC ADR*(3)	70,023,864
121,298	Broadcom, Inc.	143,131,640
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Semiconductors & Semiconductor Equipment - 15.9% - (continued)
589,395	Micron Technology, Inc.	$ 50,540,621
655,098	NVIDIA Corp.	403,062,146
		742,893,556
	Software & Services - 23.2%
153,027	Adobe, Inc.*	94,537,020
129,865	Intuit, Inc.	81,987,670
535,312	Microsoft Corp.	212,829,345
127,243	MongoDB, Inc.*	50,963,366
535,791	Oracle Corp.	59,847,855
20,599	Rubicon Earnout Shares*(1)(2)	1,318
274,647	Rubicon Technologies, Inc.*(3)	351,548
2,197,165	Rubicon TRA Placeholder*(1)(2)	263,660
530,722	Salesforce, Inc.*	149,180,647
160,244	ServiceNow, Inc.*	122,650,758
869,409	Shopify, Inc. Class A*	69,613,579
338,690	Snowflake, Inc. Class A*	66,261,312
446,102	Workday, Inc. Class A*	129,846,909
212,945	Zscaler, Inc.*	50,184,748
		1,088,519,735
	Technology Hardware & Equipment - 1.0%
1,996,545	Flex Ltd.*	47,397,978
	Transportation - 1.5%
1,079,607	Uber Technologies, Inc.*	70,465,949
	Total Common Stocks (cost $3,197,484,278)	$ 4,517,211,178
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Software & Services - 0.4%
5,668,755	Essence Group Holdings Corp. Series 3*(1)(2)(4)	$ 9,240,071
743,470	Lookout, Inc. Series F*(1)(2)(4)	6,854,793
	Total Convertible Preferred Stocks (cost $17,456,734)	$ 16,094,864
EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
88,051	iShares Russell 1000 Growth ETF	$ 27,345,119
	Total Exchange-Traded Funds (cost $27,391,389)	$ 27,345,119
	Total Long-Term Investments (cost $3,242,332,401)	$ 4,560,651,161
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 0.2%
$ 7,985,111	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $7,986,287; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $8,144,899	$ 7,985,111
	Securities Lending Collateral - 1.4%
10,827,976	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)	10,827,976
36,093,251	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(5)	36,093,251

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.6% - (continued)
	Securities Lending Collateral - 1.4% - (continued)
10,827,975	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(5)		$ 10,827,975
10,827,975	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		10,827,975
			68,577,177
	Total Short-Term Investments (cost $76,562,288)		$ 76,562,288
	Total Investments (cost $3,318,894,689)	99.1%	$ 4,637,213,449
	Other Assets and Liabilities	0.9%	41,901,726
	Total Net Assets	100.0%	$ 4,679,115,175
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $23,694,929 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 9,240,071
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,854,793
09/2015	Rubicon Earnout Shares	20,599	—	1,318
09/2015	Rubicon TRA Placeholder	2,197,165	—	263,660
11/2013	Tory Burch LLC	171,581	13,447,917	7,335,087
			$ 30,904,651	$ 23,694,929

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 2,672,786	$ 2,672,786	$ —	$ —
Capital Goods	55,223,078	55,223,078	—	—
Commercial & Professional Services	56,040,966	56,040,966	—	—
Consumer Discretionary Distribution & Retail	443,539,618	436,204,531	—	7,335,087
Consumer Durables & Apparel	106,007,793	106,007,793	—	—
Consumer Services	97,258,121	97,258,121	—	—
Energy	36,147,988	36,147,988	—	—
Financial Services	246,447,497	246,447,497	—	—
Food, Beverage & Tobacco	43,554,932	43,554,932	—	—
Health Care Equipment & Services	195,786,761	195,786,761	—	—
Household & Personal Products	49,485,727	49,485,727	—	—
Materials	45,207,876	45,207,876	—	—
Media & Entertainment	798,447,814	798,447,814	—	—
Pharmaceuticals, Biotechnology & Life Sciences	392,113,003	392,113,003	—	—
Semiconductors & Semiconductor Equipment	742,893,556	742,893,556	—	—
Software & Services	1,088,519,735	1,088,254,757	—	264,978
Technology Hardware & Equipment	47,397,978	47,397,978	—	—
Transportation	70,465,949	70,465,949	—	—
Convertible Preferred Stocks	16,094,864	—	—	16,094,864
Exchange-Traded Funds	27,345,119	27,345,119	—	—
Short-Term Investments	76,562,288	68,577,177	7,985,111	—
Total	$ 4,637,213,449	$ 4,605,533,409	$ 7,985,111	$ 23,694,929

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
3

The Hartford Small Cap Growth Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.6%
14,781	Patrick Industries, Inc.	$ 1,483,865
42,433	Visteon Corp.*	4,892,100
		6,375,965
	Banks - 1.1%
57,614	Synovus Financial Corp.	2,169,743
34,321	Triumph Financial, Inc.*	2,424,779
		4,594,522
	Capital Goods - 15.1%
33,457	Applied Industrial Technologies, Inc.	5,903,822
97,507	AZEK Co., Inc.*	3,759,870
25,357	Boise Cascade Co.	3,434,859
30,576	Chart Industries, Inc.*	3,568,831
17,920	Comfort Systems USA, Inc.	3,897,063
8,158	Curtiss-Wright Corp.	1,815,726
113,340	Fluor Corp.*	4,274,052
110,155	FTAI Aviation Ltd.	5,942,862
6,382	Herc Holdings, Inc.	941,281
395,585	Hillman Solutions Corp.*	3,477,192
18,167	ITT, Inc.	2,194,210
39,640	John Bean Technologies Corp.	3,914,847
67,012	NEXTracker, Inc. Class A*	3,033,633
73,232	Rush Enterprises, Inc. Class A	3,288,849
169,841	Shoals Technologies Group, Inc. Class A*	2,236,806
44,337	SPX Technologies, Inc.*	4,462,076
59,578	WillScot Mobile Mini Holdings Corp.*	2,818,039
89,096	Zurn Elkay Water Solutions Corp.	2,641,696
		61,605,714
	Commercial & Professional Services - 5.7%
9,409	CACI International, Inc. Class A*	3,234,156
30,008	Casella Waste Systems, Inc. Class A*	2,560,883
24,081	Ceridian HCM Holding, Inc.*	1,674,111
18,941	Clean Harbors, Inc.*	3,181,330
69,180	ExlService Holdings, Inc.*	2,163,950
13,722	Insperity, Inc.	1,573,776
34,518	KBR, Inc.	1,798,733
12,130	TriNet Group, Inc.*	1,379,181
241,147	Verra Mobility Corp.*	5,765,825
		23,331,945
	Consumer Discretionary Distribution & Retail - 2.3%
38,046	Boot Barn Holdings, Inc.*	2,729,420
9,928	Burlington Stores, Inc.*	1,897,737
107,581	Chewy, Inc. Class A*	1,917,094
40,566	Etsy, Inc.*	2,700,073
		9,244,324
	Consumer Durables & Apparel - 4.0%
36,501	Century Communities, Inc.	3,164,637
18,802	Crocs, Inc.*	1,908,027
18,484	PVH Corp.	2,222,886
67,860	SharkNinja, Inc.	3,170,419
22,400	Smith Douglas Homes Corp.*	576,352
146,173	VF Corp.	2,406,008
66,716	YETI Holdings, Inc.*	2,933,502
		16,381,831
	Consumer Services - 3.8%
14,582	Duolingo, Inc.*	2,608,574
170,685	European Wax Center, Inc. Class A*	2,532,965
26,619	Texas Roadhouse, Inc.	3,346,541
10,193	Wingstop, Inc.	2,865,354
51,485	Wyndham Hotels & Resorts, Inc.	4,012,226
		15,365,660
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Energy - 4.2%
48,972	Cactus, Inc. Class A	$ 2,078,372
16,739	Chord Energy Corp.	2,573,788
17,022	Gulfport Energy Corp.*	2,160,092
59,515	Helmerich & Payne, Inc.	2,396,074
125,279	Magnolia Oil & Gas Corp. Class A	2,583,253
68,712	SM Energy Co.	2,547,841
29,110	Weatherford International PLC*	2,606,800
		16,946,220
	Equity Real Estate Investment Trusts (REITs) - 1.6%
103,240	Phillips Edison & Co., Inc. REIT	3,583,460
26,240	Ryman Hospitality Properties, Inc. REIT	2,883,776
		6,467,236
	Financial Services - 4.3%
146,371	MGIC Investment Corp.	2,904,001
133,306	Remitly Global, Inc.*	2,284,865
15,655	Shift4 Payments, Inc. Class A*	1,124,186
101,078	StepStone Group, Inc. Class A	3,381,059
55,990	Stifel Financial Corp.	4,084,470
19,177	WEX, Inc.*	3,919,587
		17,698,168
	Food, Beverage & Tobacco - 1.5%
6,900	Boston Beer Co., Inc. Class A*	2,409,963
43,968	Freshpet, Inc.*	3,785,645
		6,195,608
	Health Care Equipment & Services - 9.6%
57,606	AtriCure, Inc.*	1,962,060
65,979	Encompass Health Corp.	4,687,148
50,730	Ensign Group, Inc.	5,743,651
47,959	Haemonetics Corp.*	3,666,945
56,624	HealthEquity, Inc.*	4,279,642
42,756	Inari Medical, Inc.*	2,434,954
12,210	Inspire Medical Systems, Inc.*	2,574,723
29,348	iRhythm Technologies, Inc.*	3,515,303
22,066	Lantheus Holdings, Inc.*	1,145,887
116,540	Option Care Health, Inc.*	3,640,710
25,460	QuidelOrtho Corp.*	1,744,265
95,745	RadNet, Inc.*	3,539,693
		38,934,981
	Household & Personal Products - 1.5%
39,304	elf Beauty, Inc.*	6,270,167
	Insurance - 0.6%
23,784	Selective Insurance Group, Inc.	2,493,990
	Materials - 3.9%
471,173	Arcadium Lithium PLC*	2,304,036
109,510	Axalta Coating Systems Ltd.*	3,550,314
65,626	Cabot Corp.	4,731,634
34,793	FMC Corp.	1,955,367
47,652	Louisiana-Pacific Corp.	3,171,241
		15,712,592
	Media & Entertainment - 1.5%
94,698	Bumble, Inc. Class A*	1,299,256
253,505	Eventbrite, Inc. Class A*	2,121,837
173,717	ZoomInfo Technologies, Inc.*	2,786,421
		6,207,514
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
49,034	Akero Therapeutics, Inc.*	1,059,625
128,382	Alkermes PLC*	3,472,733
144,766	Amicus Therapeutics, Inc.*	1,799,441
27,261	Apogee Therapeutics, Inc.*(1)	913,244

4

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0% - (continued)
39,525	Blueprint Medicines Corp.*	$ 3,143,423
40,164	Bridgebio Pharma, Inc.*	1,377,224
55,910	Celldex Therapeutics, Inc.*	1,969,150
71,183	Crinetics Pharmaceuticals, Inc.*	2,596,756
179,380	Cytek Biosciences, Inc.*	1,354,319
45,608	Cytokinetics, Inc.*	3,563,353
68,926	Denali Therapeutics, Inc.*	1,103,505
439,742	Geron Corp.*	809,125
21,192	Intellia Therapeutics, Inc.*	504,793
54,229	Intra-Cellular Therapies, Inc.*	3,651,781
33,001	Ionis Pharmaceuticals, Inc.*	1,695,921
39,223	Kymera Therapeutics, Inc.*	1,285,730
13,281	MoonLake Immunotherapeutics*(1)	742,142
34,828	Morphic Holding, Inc.*	1,103,699
26,117	Nuvalent, Inc. Class A*	1,963,215
33,168	Prothena Corp. PLC*	941,640
94,545	Revolution Medicines, Inc.*	2,623,624
76,195	Rocket Pharmaceuticals, Inc.*	2,189,082
28,824	Sage Therapeutics, Inc.*	739,047
25,100	Structure Therapeutics, Inc. ADR*	1,094,862
29,210	Ultragenyx Pharmaceutical, Inc.*	1,288,453
61,063	Vaxcyte, Inc.*	4,361,120
55,726	Veracyte, Inc.*	1,394,265
		48,741,272
	Semiconductors & Semiconductor Equipment - 4.9%
17,336	Axcelis Technologies, Inc.*	2,254,547
18,604	Cirrus Logic, Inc.*	1,436,229
91,646	Credo Technology Group Holding Ltd.*	1,879,660
42,073	FormFactor, Inc.*	1,631,170
29,456	MKS Instruments, Inc.	3,135,591
21,236	Onto Innovation, Inc.*	3,429,614
43,370	Power Integrations, Inc.	3,251,015
43,493	Rambus, Inc.*	2,980,575
		19,998,401
	Software & Services - 15.1%
35,545	Agilysys, Inc.*	2,975,472
48,873	Alarm.com Holdings, Inc.*	2,972,456
45,810	Altair Engineering, Inc. Class A*	3,894,766
17,138	Appfolio, Inc. Class A*	3,757,678
59,980	Blackbaud, Inc.*	4,853,582
46,025	Braze, Inc. Class A*	2,487,651
157,048	CCC Intelligent Solutions Holdings, Inc.*	1,725,958
59,187	DoubleVerify Holdings, Inc.*	2,368,072
26,056	Five9, Inc.*	1,976,608
165,170	Grid Dynamics Holdings, Inc.*	2,155,468
26,818	Guidewire Software, Inc.*	2,995,034
70,369	Intapp, Inc.*	3,031,497
58,971	Perficient, Inc.*	4,017,694
109,901	PowerSchool Holdings, Inc. Class A*(1)	2,587,070
34,170	Rapid7, Inc.*	1,880,375
111,938	Sprinklr, Inc. Class A*	1,396,986
54,444	Sprout Social, Inc. Class A*	3,339,051
17,690	SPS Commerce, Inc.*	3,251,422
114,371	Squarespace, Inc. Class A*	3,545,501
64,733	Varonis Systems, Inc.*	2,905,217
40,560	Verint Systems, Inc.*	1,204,226
20,898	Workiva, Inc.*	1,942,260
		61,264,044
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 5.3%
31,267	Fabrinet*		$ 6,675,817
25,188	Insight Enterprises, Inc.*		4,653,231
6,263	Littelfuse, Inc.		1,515,020
20,092	Novanta, Inc.*		3,105,219
10,436	Super Micro Computer, Inc.*		5,527,010
			21,476,297
	Total Common Stocks (cost $323,524,822)		$ 405,306,451
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.2%
$ 581,706	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $581,792; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $593,391		$ 581,706
	Securities Lending Collateral - 0.4%
274,539	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		274,539
915,130	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(2)		915,130
274,539	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		274,539
274,539	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		274,539
			1,738,747
	Total Short-Term Investments (cost $2,320,453)		$ 2,320,453
	Total Investments (cost $325,845,275)	100.2%	$ 407,626,904
	Other Assets and Liabilities	(0.2)%	(786,214)
	Total Net Assets	100.0%	$ 406,840,690
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

5

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 6,375,965	$ 6,375,965	$ —	$ —
Banks	4,594,522	4,594,522	—	—
Capital Goods	61,605,714	61,605,714	—	—
Commercial & Professional Services	23,331,945	23,331,945	—	—
Consumer Discretionary Distribution & Retail	9,244,324	9,244,324	—	—
Consumer Durables & Apparel	16,381,831	16,381,831	—	—
Consumer Services	15,365,660	15,365,660	—	—
Energy	16,946,220	16,946,220	—	—
Equity Real Estate Investment Trusts (REITs)	6,467,236	6,467,236	—	—
Financial Services	17,698,168	17,698,168	—	—
Food, Beverage & Tobacco	6,195,608	6,195,608	—	—
Health Care Equipment & Services	38,934,981	38,934,981	—	—
Household & Personal Products	6,270,167	6,270,167	—	—
Insurance	2,493,990	2,493,990	—	—
Materials	15,712,592	15,712,592	—	—
Media & Entertainment	6,207,514	6,207,514	—	—
Pharmaceuticals, Biotechnology & Life Sciences	48,741,272	48,741,272	—	—
Semiconductors & Semiconductor Equipment	19,998,401	19,998,401	—	—
Software & Services	61,264,044	61,264,044	—	—
Technology Hardware & Equipment	21,476,297	21,476,297	—	—
Short-Term Investments	2,320,453	1,738,747	581,706	—
Total	$ 407,626,904	$ 407,045,198	$ 581,706	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
6

Hartford Schroders China A Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 3.5%
7,100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	$ 125,296
64,300	Fuyao Glass Industry Group Co. Ltd. Class A	341,286
44,500	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	125,790
		592,372
	Banks - 6.6%
144,092	Bank of Ningbo Co. Ltd. Class A	432,531
158,033	China Merchants Bank Co. Ltd. Class A	677,183
		1,109,714
	Capital Goods - 17.0%
92,714	Beijing Tianyishangjia New Material Corp. Ltd. Class A	148,108
124,200	CIMC Vehicles Group Co. Ltd. Class A	147,666
29,840	Contemporary Amperex Technology Co. Ltd. Class A	630,617
1,496	Goneo Group Co. Ltd. Class A	19,376
122,240	Hongfa Technology Co. Ltd. Class A	381,905
54,100	Jiangsu Hengli Hydraulic Co. Ltd. Class A	367,978
93,404	JL Mag Rare-Earth Co. Ltd. Class A	192,332
31,400	Shenzhen Envicool Technology Co. Ltd. Class A	84,036
17,400	Sieyuan Electric Co. Ltd. Class A	122,694
223,600	Sinoma International Engineering Co. Class A	347,345
22,200	Sinoseal Holding Co. Ltd. Class A	97,967
113,900	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	333,199
		2,873,223
	Consumer Durables & Apparel - 3.5%
68,500	Midea Group Co. Ltd. Class A	555,917
2,400	Zhejiang Cfmoto Power Co. Ltd. Class A	31,400
		587,317
	Energy - 2.2%
101,700	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	372,643
	Financial Services - 1.6%
16,500	Hithink RoyalFlush Information Network Co. Ltd. Class A	264,502
	Food, Beverage & Tobacco - 8.0%
16,100	Anjoy Foods Group Co. Ltd. Class A	166,862
50,095	Chacha Food Co. Ltd. Class A	212,879
2,645	Kweichow Moutai Co. Ltd. Class A	592,026
46,575	Toly Bread Co. Ltd. Class A	42,367
18,799	Wuliangye Yibin Co. Ltd. Class A	331,835
		1,345,969
	Health Care Equipment & Services - 5.8%
4,639	iRay Technology Co. Ltd. Class A	138,546
46,277	Micro-Tech Nanjing Co. Ltd. Class A	474,825
71,031	Qingdao Haier Biomedical Co. Ltd. Class A	280,242
4,261	Shanghai United Imaging Healthcare Co. Ltd. Class A	80,066
		973,679
	Insurance - 6.9%
205,100	Ping An Insurance Group Co. of China Ltd. Class A	1,160,378
	Materials - 16.8%
20,400	China Jushi Co. Ltd. Class A	26,088
185,314	Citic Pacific Special Steel Group Co. Ltd. Class A	356,336
14,380	Hengli Petrochemical Co. Ltd. Class A*	23,513
165,400	Hubei Dinglong Co. Ltd. Class A	398,338
23,400	Jiangsu Yangnong Chemical Co. Ltd. Class A	160,313
213,046	Satellite Chemical Co. Ltd. Class A*	405,603
100,000	Shandong Sinocera Functional Material Co. Ltd. Class A	247,115
46,300	Wanhua Chemical Group Co. Ltd. Class A	451,179
62,008	Western Superconducting Technologies Co. Ltd. Class A	306,173
58,840	Zhejiang Huayou Cobalt Co. Ltd. Class A	204,271
147,057	Zijin Mining Group Co. Ltd. Class A	246,945
		2,825,874
	Media & Entertainment - 2.2%
121,500	Mango Excellent Media Co. Ltd. Class A	361,921
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
46,700	Amoy Diagnostics Co. Ltd. Class A		$ 109,938
24,400	Hangzhou Tigermed Consulting Co. Ltd. Class A		137,969
70,000	Hualan Biological Engineering, Inc. Class A		171,660
31,769	Shanghai Haoyuan Chemexpress Co. Ltd. Class A		147,667
55,060	WuXi AppTec Co. Ltd. Class A		417,811
			985,045
	Real Estate Management & Development - 0.6%
81,444	Poly Developments & Holdings Group Co. Ltd. Class A		108,689
	Semiconductors & Semiconductor Equipment - 0.9%
18,489	Suzhou Oriental Semiconductor Co. Ltd. Class A		153,035
	Software & Services - 3.1%
59,632	Piesat Information Technology Co. Ltd. Class A		184,140
66,700	Venustech Group, Inc. Class A		171,893
16,715	ZWSOFT Co. Ltd. Guangzhou Class A		168,299
			524,332
	Technology Hardware & Equipment - 12.6%
77,000	Chaozhou Three-Circle Group Co. Ltd. Class A		244,821
91,800	GoerTek, Inc. Class A		194,492
44,833	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A		213,750
2,150	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A		76,063
128,959	Shenzhen Sunlord Electronics Co. Ltd. Class A		397,828
179,300	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A		311,708
98,805	Unisplendour Corp. Ltd. Class A*		213,621
101,678	WUS Printed Circuit Kunshan Co. Ltd. Class A		278,648
16,600	Xiamen Faratronic Co. Ltd. Class A		198,991
			2,129,922
	Transportation - 1.4%
277,600	China Southern Airlines Co. Ltd. Class A*		222,997
3,100	Milkyway Chemical Supply Chain Service Co. Ltd. Class A		17,711
			240,708
	Total Common Stocks (cost $22,925,512)		$ 16,609,323
WARRANTS - 0.2%(1)
	Banks - 0.1%
3,433	Suzhou Everbright Photonics Co. Ltd. Expires 04/09/2024*		$ 18,481
	Household & Personal Products - 0.1%
5,533	Ninebot Ltd. Expires 08/26/2024*		17,987
	Total Warrants (cost $56,425)		$ 36,468
	Total Long-Term Investments (cost $22,981,937)		$ 16,645,791
SHORT-TERM INVESTMENTS - 1.4%
	Other Investment Pools & Funds - 1.4%
228,584	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(2)		$ 228,584
	Total Short-Term Investments (cost $228,584)		$ 228,584
	Total Investments (cost $23,210,521)	100.1%	$ 16,874,375
	Other Assets and Liabilities	(0.1)%	(9,944)
	Total Net Assets	100.0%	$ 16,864,431

7

Hartford Schroders China A Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 592,372	$ 125,296	$ 467,076	$ —
Banks	1,109,714	—	1,109,714	—
Capital Goods	2,873,223	—	2,873,223	—
Consumer Durables & Apparel	587,317	—	587,317	—
Energy	372,643	—	372,643	—
Financial Services	264,502	—	264,502	—
Food, Beverage & Tobacco	1,345,969	—	1,345,969	—
Health Care Equipment & Services	973,679	138,546	835,133	—
Insurance	1,160,378	—	1,160,378	—
Materials	2,825,874	306,173	2,519,701	—
Media & Entertainment	361,921	—	361,921	—
Pharmaceuticals, Biotechnology & Life Sciences	985,045	—	985,045	—
Real Estate Management & Development	108,689	—	108,689	—
Semiconductors & Semiconductor Equipment	153,035	—	153,035	—
Software & Services	524,332	184,140	340,192	—
Technology Hardware & Equipment	2,129,922	76,063	2,053,859	—
Transportation	240,708	—	240,708	—
Warrants	36,468	—	36,468	—
Short-Term Investments	228,584	228,584	—	—
Total	$ 16,874,375	$ 1,058,802	$ 15,815,573	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
8

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Brazil - 2.8%
27,900	B3 SA - Brasil Bolsa Balcao	$ 73,715
28,200	BB Seguridade Participacoes SA	194,948
28,000	Cia de Saneamento de Minas Gerais Copasa MG	120,774
49,269	Cia Energetica de Minas Gerais ADR	112,333
10,200	Equatorial Energia SA	72,943
4,900	Multiplan Empreendimentos Imobiliarios SA	27,554
34,300	Petroreconcavo SA	159,578
7,300	Porto Seguro SA	39,311
22,200	PRIO SA	196,844
30,400	Santos Brasil Participacoes SA	61,851
37,300	TOTVS SA	237,303
2,700	Transmissora Alianca de Energia Eletrica SA	20,104
42,900	WEG SA	280,031
		1,597,289
	China - 23.7%
18,500	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	42,814
111,000	3SBio, Inc.(1)	83,644
36,400	Aier Eye Hospital Group Co. Ltd. Class A	65,056
181,300	Alibaba Group Holding Ltd.	1,626,075
28,000	Anhui Expressway Co. Ltd. Class H	29,039
9,800	Anker Innovations Technology Co. Ltd. Class A	93,565
5,824	Atour Lifestyle Holdings Ltd. ADR	100,813
3,110	Autohome, Inc. ADR	78,372
88,000	Bank of China Ltd. Class H	33,024
2,604	Beijing Roborock Technology Co. Ltd. Class A	104,078
5,500	Beijing Tongrentang Co. Ltd. Class A	33,484
346,000	Bosideng International Holdings Ltd.	156,412
12,000	BYD Co. Ltd. Class H	268,682
19,000	BYD Electronic International Co. Ltd.	65,087
628,000	China Construction Bank Corp. Class H	372,946
53,000	China Medical System Holdings Ltd.	75,739
37,500	China Merchants Bank Co. Ltd. Class H	136,702
100,000	China Overseas Property Holdings Ltd.	66,279
89,800	China Pacific Insurance Group Co. Ltd. Class H	165,230
824,000	China Tower Corp. Ltd. Class H(1)	91,663
30,000	China Water Affairs Group Ltd.	15,344
3,800	Chongqing Department Store Co. Ltd. Class A	14,881
72,600	Chow Tai Fook Jewellery Group Ltd.	98,350
129,000	CMOC Group Ltd. Class H	70,660
266,000	CSPC Pharmaceutical Group Ltd.	195,693
3,500	Eastroc Beverage Group Co. Ltd. Class A	79,301
77,900	Focus Media Information Technology Co. Ltd. Class A	61,362
97,000	Fu Shou Yuan International Group Ltd.	58,175
12,357	Full Truck Alliance Co. Ltd. ADR*	77,602
31,000	Giant Biogene Holding Co. Ltd.*(1)	125,557
4,028	Goneo Group Co. Ltd. Class A	52,171
64,000	Great Wall Motor Co. Ltd. Class H	63,015
18,000	Gree Electric Appliances, Inc. of Zhuhai Class A	88,526
47,000	Greentown Management Holdings Co. Ltd.(1)	28,606
212,000	Guangshen Railway Co. Ltd. Class H*	42,649
4,831	H World Group Ltd. ADR	153,481
36,000	Haidilao International Holding Ltd.(1)	56,719
65,800	Haier Smart Home Co. Ltd. Class H	185,929
25,000	Haitian International Holdings Ltd.	55,648
6,200	Hangcha Group Co. Ltd. Class A	19,833
14,700	Hangzhou Robam Appliances Co. Ltd. Class A	44,585
10,585	Hello Group, Inc. ADR	62,134
12,000	Henan Pinggao Electric Co. Ltd. Class A	20,575
4,500	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	18,884
1,400	Imeik Technology Development Co. Ltd. Class A	52,892
586,000	Industrial & Commercial Bank of China Ltd. Class H	285,458
82,000	Jiangsu Expressway Co. Ltd. Class H	78,246
13,300	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	43,120
11,562	Kanzhun Ltd. ADR	160,827
39,000	Kuaishou Technology*(1)	196,573
5,000	Lao Feng Xiang Co. Ltd. Class A	43,172
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	China - 23.7% - (continued)
17,900	Li Auto, Inc. Class A*	$ 247,430
45,000	Maoyan Entertainment*(1)	49,118
21,000	Midea Group Co. Ltd. Class A	170,427
5,645	MINISO Group Holding Ltd. ADR	95,739
27,100	NetEase, Inc.	526,773
13,200	New Oriental Education & Technology Group, Inc.*	101,881
10,700	Ningbo Sanxing Medical Electric Co. Ltd. Class A	30,850
82,600	Nongfu Spring Co. Ltd. Class H(1)	448,283
18,700	Opple Lighting Co. Ltd. Class A	41,080
3,692	PDD Holdings, Inc. ADR*	468,404
29,000	Pop Mart International Group Ltd.(1)	65,036
5,180	Proya Cosmetics Co. Ltd. Class A	59,468
12,600	Sailun Group Co. Ltd. Class A	21,184
45,000	Sany Heavy Equipment International Holdings Co. Ltd.	29,288
1,478	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	52,289
6,000	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	224,624
16,600	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	159,745
5,649	Shenzhen Transsion Holdings Co. Ltd. Class A	107,530
36,000	Sinopec Engineering Group Co. Ltd. Class H	18,056
68,000	Sinotrans Ltd. Class H	28,368
18,200	Songcheng Performance Development Co. Ltd. Class A	22,560
3,700	Suzhou TFC Optical Communication Co. Ltd. Class A	44,053
73,300	Tencent Holdings Ltd.	2,544,338
16,089	Tencent Music Entertainment Group ADR*	151,237
80,000	Tingyi Cayman Islands Holding Corp.	79,659
59,600	Tongcheng Travel Holdings Ltd.*(2)	121,575
91,000	Topsports International Holdings Ltd.(1)	58,984
8,550	Trip.com Group Ltd.*	311,215
71,000	Uni-President China Holdings Ltd.	39,882
9,430	Vipshop Holdings Ltd. ADR*	149,843
181,000	Want Want China Holdings Ltd.	99,784
8,979	Weibo Corp. ADR	72,730
86,000	Weichai Power Co. Ltd. Class H	151,830
4,200	WuXi AppTec Co. Ltd. Class H(1)	29,060
36,600	Xiaomi Corp. Class B*(1)	57,664
90,000	Yadea Group Holdings Ltd.(1)	123,399
11,400	Yutong Bus Co. Ltd. Class A	24,056
106,000	Zhejiang Expressway Co. Ltd. Class H	78,743
12,400	Zhejiang Supor Co. Ltd. Class A	87,479
5,700	Zhongji Innolight Co. Ltd. Class A	81,295
3,200	ZTO Express Cayman, Inc.	52,000
		13,565,631
	Colombia - 0.4%
23,907	Geopark Ltd.(3)	210,142
	Greece - 1.6%
90,891	Eurobank Ergasias Services & Holdings SA Class A*	175,530
9,889	Hellenic Telecommunications Organization SA	137,307
7,046	Jumbo SA	197,980
3,228	Motor Oil Hellas Corinth Refineries SA	88,189
22,596	National Bank of Greece SA*	171,799
31,543	Piraeus Financial Holdings SA*	127,741
		898,546
	Hong Kong - 1.4%
78,200	AIA Group Ltd.	613,277
15,800	Gushengtang Holdings Ltd.	76,437
53,000	Hang Lung Properties Ltd.	61,531
14,300	Hongkong Land Holdings Ltd.	44,637
8,000	Luk Fook Holdings International Ltd.	19,819
		815,701

9

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Hungary - 1.0%
5,298	OTP Bank Nyrt	$ 245,450
12,861	Richter Gedeon Nyrt	347,178
		592,628
	India - 15.8%
2,744	ABB India Ltd.	154,544
7,826	Asian Paints Ltd.	277,991
29,932	Axis Bank Ltd.	384,845
2,827	Bajaj Auto Ltd.	261,336
2,125	Bajaj Finance Ltd.	175,889
9,415	Bharti Airtel Ltd.	132,813
6,750	Birlasoft Ltd.	68,961
1,502	Britannia Industries Ltd.	93,944
1,924	Colgate-Palmolive India Ltd.	59,586
18,295	Dabur India Ltd.	118,836
2,569	Dr Reddy's Laboratories Ltd.	188,762
836	Grindwell Norton Ltd.	23,898
19,282	HCL Technologies Ltd.	365,696
1,406	HDFC Asset Management Co. Ltd.(1)	60,649
65,580	HDFC Bank Ltd.	1,153,281
3,431	Hero MotoCorp Ltd.	191,008
9,323	Hindustan Unilever Ltd.	278,773
87,064	ICICI Bank Ltd.	1,078,299
11,279	IndusInd Bank Ltd.	208,223
4,197	JB Chemicals & Pharmaceuticals Ltd.	85,167
1,252	Kotak Mahindra Bank Ltd.	27,518
8,030	KPIT Technologies Ltd.	149,966
3,216	Mahanagar Gas Ltd.(2)	57,396
25,567	Marico Ltd.	162,621
20,251	Max Healthcare Institute Ltd.	190,444
3,540	Nestle India Ltd.	106,783
1,789	Persistent Systems Ltd.	179,548
5,408	PI Industries Ltd.	219,766
3,430	Pidilite Industries Ltd.	104,543
93,442	Power Grid Corp. of India Ltd.	291,852
33,121	REC Ltd.	198,963
29,049	Reliance Industries Ltd.	998,022
292	Sanofi India Ltd.	30,433
21,606	Sona Blw Precision Forgings Ltd.(1)	160,816
10,854	Sun TV Network Ltd.	86,025
1,341	Supreme Industries Ltd.	66,718
12,479	Tata Consultancy Services Ltd.	573,174
37,854	Zomato Ltd.*	63,600
		9,030,689
	Indonesia - 2.7%
344,000	Bank Central Asia Tbk. PT	208,129
718,100	Bank Mandiri Persero Tbk. PT	302,331
669,400	Bank Negara Indonesia Persero Tbk. PT	243,538
1,089,900	Bank Rakyat Indonesia Persero Tbk. PT	392,620
848,700	Perusahaan Gas Negara Tbk. PT	62,568
1,266,100	Telkom Indonesia Persero Tbk. PT	317,572
		1,526,758
	Malaysia - 1.9%
63,400	Bermaz Auto Bhd.	32,706
149,300	CIMB Group Holdings Bhd.	196,650
32,500	Hong Leong Bank Bhd.	131,898
93,100	Malayan Banking Bhd.	182,103
1,800	Nestle Malaysia Bhd.	45,476
32,900	Petronas Gas Bhd.	123,392
312,400	Public Bank Bhd.	289,600
78,100	RHB Bank Bhd.	92,392
		1,094,217
	Mexico - 2.3%
23,000	Arca Continental SAB de CV	261,490
1,588	Coca-Cola Femsa SAB de CV ADR	150,765
10,700	Grupo Aeroportuario del Centro Norte SAB de CV	97,796
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Mexico - 2.3% - (continued)
295	Grupo Aeroportuario del Sureste SAB de CV ADR	$ 87,014
39,600	Grupo Financiero Banorte SAB de CV Class O	402,661
151,600	Kimberly-Clark de Mexico SAB de CV Class A	344,219
		1,343,945
	Philippines - 0.3%
19,800	Bank of the Philippine Islands	38,800
21,970	BDO Unibank, Inc.	56,557
55,490	Metropolitan Bank & Trust Co.	56,208
		151,565
	Poland - 1.7%
6,154	Bank Polska Kasa Opieki SA	236,721
3,437	Dino Polska SA*(1)	370,947
1,493	KGHM Polska Miedz SA	41,596
21,165	Powszechna Kasa Oszczednosci Bank Polski SA	268,542
509	Santander Bank Polska SA	61,649
		979,455
	Qatar - 0.4%
47,954	Qatar National Bank QPSC	203,971
	Russia - 0.0%
1,092	LUKOIL PJSC*(4)	—
762	Mobile TeleSystems PJSC*(4)	—
		—
	Saudi Arabia - 3.4%
13,325	Al Rajhi Bank	297,453
16,244	Arab National Bank	108,012
19,955	Banque Saudi Fransi	212,226
2,218	Dr Sulaiman Al Habib Medical Services Group Co.	171,456
115	Elm Co.	27,605
867	Leejam Sports Co. JSC	44,418
31,237	Riyad Bank	235,756
17,577	Saudi Awwal Bank	167,920
36,833	Saudi National Bank	397,779
26,991	Saudi Telecom Co.	293,705
		1,956,330
	South Africa - 3.5%
42,022	AVI Ltd.	186,942
522	Capitec Bank Holdings Ltd.	55,597
55,592	FirstRand Ltd.	201,339
16,662	Gold Fields Ltd.	245,852
9,363	Gold Fields Ltd. ADR	138,572
8,961	Kumba Iron Ore Ltd.	264,683
2,921	Naspers Ltd. Class N	489,458
17,655	Sanlam Ltd.	67,357
25,010	Sappi Ltd.	59,524
21,625	Truworths International Ltd.	90,173
35,321	Vodacom Group Ltd.	176,129
		1,975,626
	South Korea - 13.4%
3,434	DB Insurance Co. Ltd.*	226,527
2,459	Doosan Bobcat, Inc.	93,649
5,953	Hana Financial Group, Inc.	212,864
877	HD Hyundai Construction Equipment Co. Ltd.	33,361
2,414	HL Mando Co. Ltd.*	63,369
1,989	Hyundai Engineering & Construction Co. Ltd.*	51,477
1,203	Hyundai Mobis Co. Ltd.	188,574
2,021	Hyundai Motor Co.	293,955
5,654	Jeisys Medical, Inc.	36,031
2,689	JYP Entertainment Corp.*	151,335
5,903	KB Financial Group, Inc.	250,510
9,704	Korean Air Lines Co. Ltd.*	163,153
3,980	KT Corp.	105,422
1,222	LG Corp.*	75,035
312	LG Energy Solution Ltd.*	88,558

10

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	South Korea - 13.4% - (continued)
3,300	LG Uplus Corp.	$ 25,266
679	LOTTE Fine Chemical Co. Ltd.*	25,264
724	LS Electric Co. Ltd.*	38,064
112	NongShim Co. Ltd.	31,713
64,309	Samsung Electronics Co. Ltd.*	3,494,347
3,011	Samsung Life Insurance Co. Ltd.	156,468
4,910	Shinhan Financial Group Co. Ltd.	150,443
12,396	SK Hynix, Inc.	1,241,343
2,866	SK Telecom Co. Ltd.	107,758
2,015	S-Oil Corp.	102,443
16,224	Woori Financial Group, Inc.	168,216
1,464	Youngone Corp.*	52,558
		7,627,703
	Taiwan - 16.9%
16,000	Accton Technology Corp.	269,161
2,197	Advantech Co. Ltd.	23,682
19,000	Asia Vital Components Co. Ltd.	258,045
174,000	Cathay Financial Holding Co. Ltd.	244,684
19,000	Chicony Electronics Co. Ltd.	99,621
64,000	Chunghwa Telecom Co. Ltd.	242,618
11,000	Delta Electronics, Inc.	98,435
33,000	E Ink Holdings, Inc.	218,846
10,000	Elite Material Co. Ltd.	146,906
3,000	Faraday Technology Corp.	39,651
21,000	Feng TAY Enterprise Co. Ltd.	108,276
5,000	Gigabyte Technology Co. Ltd.	49,362
2,000	Global Unichip Corp.	98,193
20,000	Gold Circuit Electronics Ltd.	146,345
3,000	Grape King Bio Ltd.	14,613
108,000	Hon Hai Precision Industry Co. Ltd.	353,292
7,000	Innodisk Corp.	67,854
4,000	Lotes Co. Ltd.	126,184
15,000	Makalot Industrial Co. Ltd.	172,068
29,000	MediaTek, Inc.	894,871
7,000	Novatek Microelectronics Corp.	114,028
20,000	President Chain Store Corp.	168,627
261,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,224,826
4,000	Wiwynn Corp.	282,003
199,000	Yuanta Financial Holding Co. Ltd.	171,557
		9,633,748
	Thailand - 1.7%
32,100	Advanced Info Service PCL NVDR	197,973
41,100	Airports of Thailand PCL NVDR	69,207
83,200	Bangchak Corp. PCL NVDR	98,329
30,100	Bangkok Bank PCL NVDR	119,622
107,700	Bangkok Dusit Medical Services PCL NVDR	83,482
26,000	Bumrungrad Hospital PCL NVDR	175,907
16,900	Kasikornbank PCL NVDR	57,241
225,600	Krung Thai Bank PCL NVDR	101,117
1,078,300	TMBThanachart Bank PCL NVDR	54,384
		957,262
	United Arab Emirates - 1.6%
80,518	Abu Dhabi Commercial Bank PJSC	197,297
18,670	Abu Dhabi Islamic Bank PJSC	56,931
23,412	Emaar Development PJSC	44,303
118,396	Emaar Properties PJSC	239,382
66,496	Emirates NBD Bank PJSC	320,445
16,454	Emirates Telecommunications Group Co. PJSC	85,922
		944,280
	United States - 0.1%
189	Globant SA*	44,568
	Total Common Stocks (cost $50,764,515)	$ 55,150,054
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 3.0%
	Brazil - 3.0%
93,010	Banco Bradesco SA (Preference Shares)(5)		$ 288,169
29,700	Cia de Saneamento do Parana (Preference Shares)(5)		33,810
56,300	Itau Unibanco Holding SA (Preference Shares)(5)		372,500
97,524	Itausa SA (Preference Shares)(5)		196,843
52,900	Marcopolo SA (Preference Shares)(5)		85,419
91,700	Petroleo Brasileiro SA (Preference Shares)(5)		748,681
	Total Preferred Stocks (cost $1,372,373)		$ 1,725,422
	Total Long-Term Investments (cost $52,136,888)		$ 56,875,476
SHORT-TERM INVESTMENTS - 1.0%
	Other Investment Pools & Funds - 0.6%
356,492	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(6)		$ 356,492
	Securities Lending Collateral - 0.4%
33,726	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)		33,726
112,418	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(6)		112,418
33,726	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(6)		33,726
33,725	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)		33,725
			213,595
	Total Short-Term Investments (cost $570,087)		$ 570,087
	Total Investments (cost $52,706,975)	100.6%	$ 57,445,563
	Other Assets and Liabilities	(0.6)%	(336,461)
	Total Net Assets	100.0%	$ 57,109,102
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $2,006,718, representing 3.5% of net assets.

11

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $178,971, representing 0.3% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,597,289	$ 1,597,289	$ —	$ —
China	13,565,631	2,203,507	11,362,124	—
Colombia	210,142	210,142	—	—
Greece	898,546	461,699	436,847	—
Hong Kong	815,701	—	815,701	—
Hungary	592,628	592,628	—	—
India	9,030,689	—	9,030,689	—
Indonesia	1,526,758	—	1,526,758	—
Malaysia	1,094,217	168,868	925,349	—
Mexico	1,343,945	1,343,945	—	—
Philippines	151,565	—	151,565	—
Poland	979,455	—	979,455	—
Qatar	203,971	—	203,971	—
Russia	—	—	—	—
Saudi Arabia	1,956,330	44,418	1,911,912	—
South Africa	1,975,626	1,472,838	502,788	—
South Korea	7,627,703	—	7,627,703	—
Taiwan	9,633,748	—	9,633,748	—
Thailand	957,262	—	957,262	—
United Arab Emirates	944,280	660,595	283,685	—
United States	44,568	44,568	—	—
Preferred Stocks	1,725,422	1,725,422	—	—
Short-Term Investments	570,087	570,087	—	—
Total	$ 57,445,563	$ 11,096,006	$ 46,349,557	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
12

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.8%
	United States - 3.8%
	Federal Home Loan Mortgage Corp. - 0.6%
$ 41,566	4.50%, 09/01/2052	$ 40,219
54,628	5.00%, 09/01/2052	54,076
86,167	5.00%, 11/01/2052	85,297
73,058	5.50%, 10/01/2053	73,320
49,557	6.00%, 01/01/2053	50,274
48,556	6.00%, 10/01/2053	49,258
		352,444
	Federal National Mortgage Association - 2.0%
19,543	4.50%, 06/01/2052	18,910
39,623	5.00%, 10/01/2052	39,223
103,604	5.00%, 04/01/2053	102,432
119,425	5.00%, 12/01/2053	118,049
100,654	5.50%, 01/01/2053	101,035
173,272	5.50%, 12/01/2053	173,892
126,478	5.50%, 01/01/2054	126,931
130,533	6.00%, 02/01/2053	132,517
83,347	6.00%, 11/01/2053	84,553
49,254	6.00%, 12/01/2053	49,966
80,000	6.00%, 02/01/2054	81,158
48,006	6.50%, 10/01/2053	49,181
		1,077,847
	Government National Mortgage Association - 1.2%
129,036	5.00%, 09/20/2053	128,319
96,842	5.50%, 05/20/2053	97,592
108,008	5.50%, 06/20/2053	108,848
99,834	5.50%, 12/20/2053	100,607
183,970	6.00%, 12/20/2052	187,079
40,000	6.00%, 01/20/2054	40,676
25,000	6.50%, 01/20/2054	25,571
		688,692
	Total U.S. Government Agencies (cost $2,068,958)	$ 2,118,983
COMMON STOCKS - 47.3%
	Australia - 0.6%
1,176	ANZ Group Holdings Ltd.	$ 20,750
2,043	BlueScope Steel Ltd.	31,193
703	Commonwealth Bank of Australia	53,607
346	Macquarie Group Ltd.	42,693
1,044	National Australia Bank Ltd.	22,018
157	Rio Tinto Ltd.	13,509
637	Rio Tinto PLC	44,093
4,182	Santos Ltd.	21,136
733	Wesfarmers Ltd.	27,749
1,746	Westpac Banking Corp.	27,390
861	Woodside Energy Group Ltd.	18,009
585	Woolworths Group Ltd.	13,739
		335,886
	Belgium - 0.1%
469	Anheuser-Busch InBev SA	29,011
603	Groupe Bruxelles Lambert NV	45,713
		74,724
	Brazil - 0.3%
24	MercadoLibre, Inc.*	41,084
535	NU Holdings Ltd. Class A*	4,606
3,030	Petroleo Brasileiro SA ADR	51,722
1,259	Wheaton Precious Metals Corp.	59,005
610	Yara International ASA	20,162
		176,579
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	Canada - 1.0%
2,172	Algonquin Power & Utilities Corp.	$ 12,876
271	Alimentation Couche-Tard, Inc.	15,880
169	Bank of Montreal	15,919
426	Bank of Nova Scotia	19,921
535	Canadian Imperial Bank of Commerce	24,178
156	Canadian National Railway Co.	19,352
647	Canadian Natural Resources Ltd.	41,406
450	Canadian Pacific Kansas City Ltd.	36,212
176	Canadian Tire Corp. Ltd. Class A	18,707
24	Constellation Software, Inc.	66,332
371	Enbridge, Inc.	13,174
319	Fortis, Inc.	12,798
665	Manulife Financial Corp.	14,700
170	Nutrien Ltd.	8,477
351	Onex Corp.	25,917
673	Open Text Corp.	29,349
603	Pembina Pipeline Corp.	20,770
474	Rogers Communications, Inc. Class B	22,141
251	Royal Bank of Canada	24,496
573	Shopify, Inc. Class A*	45,871
239	Sun Life Financial, Inc.	12,389
543	Suncor Energy, Inc.	17,981
221	TC Energy Corp.	8,719
414	Toronto-Dominion Bank	25,149
		552,714
	China - 0.9%
4,900	Alibaba Group Holding Ltd.	43,948
1,300	Baidu, Inc. Class A*	16,831
1,000	BYD Co. Ltd. Class H	22,390
57,000	CGN Power Co. Ltd. Class H(1)	15,973
27,000	China Construction Bank Corp. Class H	16,034
16,000	China Life Insurance Co. Ltd. Class H	18,446
8,000	China Mengniu Dairy Co. Ltd.	17,726
4,500	China Merchants Bank Co. Ltd. Class H	16,404
6,000	China Resources Land Ltd.	18,216
600	Contemporary Amperex Technology Co. Ltd. Class A	12,680
1,000	Innovent Biologics, Inc.*(1)	4,029
1,300	JD.com, Inc. Class A	14,659
3,500	Li Ning Co. Ltd.	7,477
900	LONGi Green Energy Technology Co. Ltd. Class A	2,426
2,400	Meituan Class B*(1)	19,304
1,100	NetEase, Inc.	21,382
107	NXP Semiconductors NV	22,531
196	PDD Holdings, Inc. ADR*	24,867
5,000	Ping An Insurance Group Co. of China Ltd. Class H	21,018
680	Prosus NV	20,231
600	Shenzhen Inovance Technology Co. Ltd. Class A	4,679
2,700	Tencent Holdings Ltd.	93,721
2,500	Wuxi Biologics Cayman, Inc.*(1)	6,579
451	Yum China Holdings, Inc.	15,600
		477,151
	Denmark - 0.4%
238	DSV AS	42,581
1,313	Novo Nordisk AS Class B	150,082
684	Vestas Wind Systems AS*	19,285
		211,948
	Finland - 0.1%
780	UPM-Kymmene OYJ	28,370
	France - 1.1%
220	Air Liquide SA	41,169

13

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	France - 1.1% - (continued)
392	Airbus SE	$ 62,440
732	AXA SA	24,570
713	BNP Paribas SA	47,902
105	Capgemini SE	23,344
460	Eiffage SA	48,130
137	EssilorLuxottica SA	26,848
11	Hermes International SCA	23,206
36	Kering SA	14,788
313	Legrand SA	30,335
106	L'Oreal SA	50,727
69	LVMH Moet Hennessy Louis Vuitton SE	57,412
94	Pernod Ricard SA	15,415
275	Safran SA	51,345
798	TotalEnergies SE	51,771
194	Vinci SA	24,506
		593,908
	Germany - 0.7%
117	adidas AG	22,088
110	Allianz SE	29,389
544	BASF SE	26,005
357	Bayer AG	11,109
588	Deutsche Post AG	28,162
1,637	Deutsche Telekom AG	40,185
949	Infineon Technologies AG	34,597
579	Mercedes-Benz Group AG	39,090
539	RWE AG	19,903
519	SAP SE	89,915
326	Siemens AG	58,362
		398,805
	Greece - 0.0%
1,002	OPAP SA	17,347
	Hong Kong - 0.3%
4,800	AIA Group Ltd.	37,644
4,000	CK Asset Holdings Ltd.	18,050
1,400	Hang Seng Bank Ltd.	14,574
600	Hong Kong Exchanges & Clearing Ltd.	18,191
2,500	MTR Corp. Ltd.	8,133
5,000	New World Development Co. Ltd.	6,128
1,564	Prudential PLC	16,066
1,000	Sun Hung Kai Properties Ltd.	9,334
1,000	Techtronic Industries Co. Ltd.	10,621
		138,741
	India - 0.6%
698	Axis Bank Ltd. GDR(2)	45,091
312	Dr Reddy's Laboratories Ltd. ADR	22,448
1,638	GAIL India Ltd. GDR(2)	19,984
167	HDFC Bank Ltd. ADR	9,267
2,442	ICICI Bank Ltd. ADR	59,585
1,423	Infosys Ltd. ADR	28,261
702	Larsen & Toubro Ltd. GDR(2)	29,414
1,411	Mahindra & Mahindra Ltd. GDR(2)	28,220
659	Reliance Industries Ltd. GDR(1)	45,734
2,028	Wipro Ltd. ADR	11,478
		299,482
	Indonesia - 0.1%
50,900	Bank Central Asia Tbk. PT	30,796
22,200	Indofood Sukses Makmur Tbk. PT	8,970
		39,766
	Italy - 0.2%
3,802	Enel SpA	25,942
1,124	Eni SpA	17,918
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	Italy - 0.2% - (continued)
28	Ferrari NV	$ 9,765
1,746	FinecoBank Banca Fineco SpA	25,174
9,542	Intesa Sanpaolo SpA	29,402
		108,201
	Japan - 2.3%
1,300	Astellas Pharma, Inc.	15,135
1,000	Daiichi Sankyo Co. Ltd.	29,939
300	Daikin Industries Ltd.	48,070
900	FANUC Corp.	24,896
100	Fast Retailing Co. Ltd.	26,698
100	FUJIFILM Holdings Corp.	6,339
1,300	Hankyu Hanshin Holdings, Inc.	39,774
600	Hitachi Ltd.	47,130
2,500	Honda Motor Co. Ltd.	27,945
200	Hoya Corp.	25,406
900	ITOCHU Corp.	40,846
800	Kao Corp.	31,654
800	KDDI Corp.	26,508
100	Keyence Corp.	44,740
1,500	Kirin Holdings Co. Ltd.	21,561
100	Lasertec Corp.	26,043
2,400	Mitsubishi Corp.	41,364
3,600	Mitsubishi HC Capital, Inc.	25,526
5,200	Mitsubishi UFJ Financial Group, Inc.	48,706
1,000	Mitsui & Co. Ltd.	40,557
1,100	Murata Manufacturing Co. Ltd.	22,211
500	NIDEC Corp.	18,648
500	Nintendo Co. Ltd.	27,935
16,500	Nippon Telegraph & Telephone Corp.	20,720
23	Nomura Real Estate Master Fund, Inc. REIT	25,168
1,600	ORIX Corp.	30,895
800	Otsuka Holdings Co. Ltd.	31,447
800	Recruit Holdings Co. Ltd.	31,599
800	Seven & i Holdings Co. Ltd.	31,596
200	Shimano, Inc.	28,715
900	Shin-Etsu Chemical Co. Ltd.	35,426
500	SoftBank Group Corp.	21,585
600	Sony Group Corp.	58,841
900	Sumitomo Mitsui Financial Group, Inc.	46,812
1,300	Takeda Pharmaceutical Co. Ltd.	38,208
100	Terumo Corp.	3,385
1,300	Tokio Marine Holdings, Inc.	34,278
200	Tokyo Electron Ltd.	37,114
3,500	Toyota Motor Corp.	69,887
		1,253,307
	Malaysia - 0.1%
3,300	Hong Leong Bank Bhd.	13,393
400	Nestle Malaysia Bhd.	10,105
12,000	Public Bank Bhd.	11,124
7,300	RHB Bank Bhd.	8,636
		43,258
	Mexico - 0.1%
15,788	America Movil SAB de CV	14,246
5,099	Grupo Mexico SAB de CV	26,284
4,965	Wal-Mart de Mexico SAB de CV	20,507
		61,037
	Netherlands - 0.5%
155	ASML Holding NV	134,476
1,951	ING Groep NV	27,721
2,824	Shell PLC	87,794
		249,991

14

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	Norway - 0.0%
503	Equinor ASA	$ 14,394
199	Mowi ASA	3,582
		17,976
	Philippines - 0.0%
1,220	SM Investments Corp.	19,477
	Singapore - 0.2%
1,100	DBS Group Holdings Ltd.	26,054
5,200	Keppel Ltd.	27,632
93,500	Seatrium Ltd.*	6,939
441	STMicroelectronics NV	19,363
2,300	UOL Group Ltd.	10,680
		90,668
	South Africa - 0.1%
1,369	Anglo American PLC	32,634
6,177	FirstRand Ltd.	22,371
2,867	Remgro Ltd.	24,149
		79,154
	South Korea - 0.4%
85	Hyundai Motor Co.	12,363
697	KB Financial Group, Inc. ADR	29,462
149	POSCO Holdings, Inc. ADR	11,622
118	Samsung Electronics Co. Ltd. GDR(2)	161,424
837	Shinhan Financial Group Co. Ltd. ADR	25,688
		240,559
	Spain - 0.2%
4,214	Banco Bilbao Vizcaya Argentaria SA	39,441
10,027	Banco Santander SA	40,299
2,158	Iberdrola SA	25,984
		105,724
	Sweden - 0.2%
3,114	Atlas Copco AB Class A	49,698
2,844	Investor AB Class B	66,961
		116,659
	Switzerland - 0.8%
1,141	ABB Ltd.	48,278
496	Alcon, Inc.	37,336
264	Baloise Holding AG	42,172
167	Cie Financiere Richemont SA Class A	24,805
73	Geberit AG	42,021
6	Givaudan SA	24,951
34	Lonza Group AG	16,623
598	Novartis AG	61,841
16	Partners Group Holding AG	21,587
123	Sika AG	33,955
23	Sonova Holding AG	7,351
1,606	UBS Group AG	48,072
36	Zurich Insurance Group AG	18,291
		427,283
	Taiwan - 0.6%
1,000	Chroma ATE, Inc.	6,391
1,329	Chunghwa Telecom Co. Ltd. ADR	49,944
4,167	Hon Hai Precision Industry Co. Ltd. GDR(2)	26,710
2,007	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	226,711
3,600	United Microelectronics Corp. ADR	27,756
		337,512
	Thailand - 0.0%
10,400	Airports of Thailand PCL NVDR	17,512
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	United Kingdom - 0.9%
459	AstraZeneca PLC	$ 60,853
1,362	BAE Systems PLC	20,289
12,138	Barclays PLC	22,556
199	Big Yellow Group PLC REIT	2,878
6,444	BP PLC	37,636
3,000	CK Hutchison Holdings Ltd.	15,494
947	Compass Group PLC	26,084
1,613	Diageo PLC	58,258
6,617	HSBC Holdings PLC	51,664
43,265	Lloyds Banking Group PLC	23,192
128	London Stock Exchange Group PLC	14,479
1,358	National Grid PLC	18,087
80	Next PLC	8,541
214	Reckitt Benckiser Group PLC	15,472
1,058	RELX PLC	43,668
795	Severn Trent PLC	26,132
868	Unilever PLC	42,237
10,213	Vodafone Group PLC	8,683
		496,203
	United States - 34.5%
208	3M Co.	19,625
672	Abbott Laboratories	76,037
506	AbbVie, Inc.	83,186
361	Accenture PLC Class A	131,361
298	Adobe, Inc.*	184,098
979	Advanced Micro Devices, Inc.*	164,169
611	Aflac, Inc.	51,532
143	Agilent Technologies, Inc.	18,604
164	Air Products & Chemicals, Inc.	41,936
150	Airbnb, Inc. Class A*	21,621
4,191	Alphabet, Inc. Class A*	587,159
1,410	Alphabet, Inc. Class C*	199,938
4,197	Amazon.com, Inc.*	651,374
1,090	Amcor PLC	10,279
159	American Electric Power Co., Inc.	12,424
507	American Express Co.	101,775
531	American International Group, Inc.	36,910
304	American Tower Corp. REIT	59,478
209	American Water Works Co., Inc.	25,920
56	Ameriprise Financial, Inc.	21,662
384	AMETEK, Inc.	62,227
175	Amgen, Inc.	54,996
888	Amphenol Corp. Class A	89,777
137	Analog Devices, Inc.	26,353
71	ANSYS, Inc.*	23,276
59	Aon PLC Class A	17,607
5,815	Apple, Inc.	1,072,286
284	Applied Materials, Inc.	46,661
243	Aptiv PLC*	19,763
267	Archer-Daniels-Midland Co.	14,840
428	Arista Networks, Inc.*	110,715
118	ARM Holdings PLC ADR*(3)	8,339
111	Arthur J Gallagher & Co.	25,770
2,222	AT&T, Inc.	39,307
233	Atmos Energy Corp.	26,548
95	Autodesk, Inc.*	24,112
170	Automatic Data Processing, Inc.	41,783
8	AutoZone, Inc.*	22,097
266	Ball Corp.	14,750
1,913	Bank of America Corp.	65,061
95	Becton Dickinson & Co.	22,687
331	Berkshire Hathaway, Inc. Class B*	127,018
30	Biogen, Inc.*	7,400

15

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	United States - 34.5% - (continued)
57	Bio-Rad Laboratories, Inc. Class A*	$ 18,291
85	BlackRock, Inc.	65,816
234	Blackstone, Inc.	29,121
297	Block, Inc.*	19,308
233	Boeing Co.*	49,172
43	Booking Holdings, Inc.*	150,821
1,557	Boston Scientific Corp.*	98,496
720	Bristol-Myers Squibb Co.	35,186
135	Broadcom, Inc.	159,300
270	Cadence Design Systems, Inc.*	77,884
199	Capital One Financial Corp.	26,929
412	Carrier Global Corp.	22,541
227	Caterpillar, Inc.	68,170
217	CBRE Group, Inc. Class A*	18,729
174	Celsius Holdings, Inc.*	8,683
309	Centene Corp.*	23,271
574	CenterPoint Energy, Inc.	16,038
1,002	Charles Schwab Corp.	63,046
37	Charter Communications, Inc. Class A*	13,716
110	Cheniere Energy, Inc.	18,039
483	Chevron Corp.	71,209
18	Chipotle Mexican Grill, Inc.*	43,358
337	Chubb Ltd.	82,565
262	Cigna Group	78,849
41	Cintas Corp.	24,787
1,191	Cisco Systems, Inc.	59,764
543	Citigroup, Inc.	30,500
95	CME Group, Inc.	19,555
1,808	Coca-Cola Co.	107,558
373	Cognizant Technology Solutions Corp. Class A	28,766
743	Colgate-Palmolive Co.	62,561
1,632	Comcast Corp. Class A	75,953
1,229	ConocoPhillips	137,488
170	Consolidated Edison, Inc.	15,453
107	Constellation Energy Corp.	13,054
952	Copart, Inc.*	45,734
582	Corteva, Inc.	26,469
211	CoStar Group, Inc.*	17,614
218	Costco Wholesale Corp.	151,484
1,822	Coterra Energy, Inc.	45,331
345	Crowdstrike Holdings, Inc. Class A*	100,912
202	Crown Castle, Inc. REIT	21,867
287	CSL Ltd.	56,360
655	CSX Corp.	23,384
506	CVS Health Corp.	37,631
338	Danaher Corp.	81,090
169	Darden Restaurants, Inc.	27,476
10	Deckers Outdoor Corp.*	7,537
157	Deere & Co.	61,792
292	Devon Energy Corp.	12,270
177	Dexcom, Inc.*	21,479
134	Discover Financial Services	14,140
84	Dollar Tree, Inc.*	10,972
214	Dominion Energy, Inc.	9,784
377	Dow, Inc.	20,207
227	DR Horton, Inc.	32,441
169	Duke Energy Corp.	16,195
221	DuPont de Nemours, Inc.	13,658
329	Eaton Corp. PLC	80,960
307	eBay, Inc.	12,608
347	Ecolab, Inc.	68,782
214	Edwards Lifesciences Corp.*	16,793
336	Electronic Arts, Inc.	46,227
147	Elevance Health, Inc.	72,536
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	United States - 34.5% - (continued)
513	Eli Lilly & Co.	$ 331,198
391	Emerson Electric Co.	35,866
367	EOG Resources, Inc.	41,761
76	Equinix, Inc. REIT	63,063
88	Essex Property Trust, Inc. REIT	20,528
114	Estee Lauder Cos., Inc. Class A	15,047
313	Evergy, Inc.	15,891
304	Exelon Corp.	10,582
482	Experian PLC	20,062
94	Extra Space Storage, Inc. REIT	13,577
1,025	Exxon Mobil Corp.	105,380
29	Fair Isaac Corp.*	34,766
85	FedEx Corp.	20,510
305	Fidelity National Information Services, Inc.	18,989
234	First Solar, Inc.*	34,234
208	Fiserv, Inc.*	29,509
62	FleetCor Technologies, Inc.*	17,976
271	Fluence Energy, Inc.*	5,385
1,640	Ford Motor Co.	19,221
316	Fortinet, Inc.*	20,379
1,954	Freeport-McMoRan, Inc.	77,554
107	Garmin Ltd.	12,785
101	Gartner, Inc.*	46,201
113	GE HealthCare Technologies, Inc.	8,290
73	General Dynamics Corp.	19,344
706	General Electric Co.	93,489
280	General Mills, Inc.	18,175
808	General Motors Co.	31,350
435	Gilead Sciences, Inc.	34,043
112	Global Payments, Inc.	14,922
106	Goldman Sachs Group, Inc.	40,705
1,256	GSK PLC	24,841
415	Halliburton Co.	14,795
200	HCA Healthcare, Inc.	60,980
92	Hershey Co.	17,806
149	Hilton Worldwide Holdings, Inc.	28,453
420	Home Depot, Inc.	148,243
211	Honeywell International, Inc.	42,677
614	HP, Inc.	17,628
23	Hubbell, Inc.	7,718
43	Humana, Inc.	16,257
128	IDEXX Laboratories, Inc.*	65,930
80	Illinois Tool Works, Inc.	20,872
91	Illumina, Inc.*	13,014
3,062	Intel Corp.	131,911
191	Intercontinental Exchange, Inc.	24,320
278	International Business Machines Corp.	51,057
165	International Flavors & Fragrances, Inc.	13,312
632	Interpublic Group of Cos., Inc.	20,850
167	Intuit, Inc.	105,432
195	Intuitive Surgical, Inc.*	73,753
775	Invitation Homes, Inc. REIT	25,521
91	IQVIA Holdings, Inc.*	18,949
592	Johnson & Johnson	94,069
275	Johnson Controls International PLC	14,490
1,604	JP Morgan Chase & Co.	279,673
135	Keysight Technologies, Inc.*	20,690
118	Kimberly-Clark Corp.	14,274
636	Kinder Morgan, Inc.	10,761
438	KKR & Co., Inc.	37,922
46	KLA Corp.	27,326
483	Kroger Co.	22,286
74	L3Harris Technologies, Inc.	15,423
100	Lam Research Corp.	82,517

16

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	United States - 34.5% - (continued)
205	Lennar Corp. Class A	$ 30,719
187	Liberty Broadband Corp. Class C*	14,670
438	Liberty Media Corp.-Liberty Formula One Class C*	29,456
156	Linde PLC	63,153
228	Live Nation Entertainment, Inc.*	20,258
210	Lowe's Cos., Inc.	44,696
122	Lululemon Athletica, Inc.*	55,366
190	LyondellBasell Industries NV Class A	17,883
151	Marathon Petroleum Corp.	25,006
114	Marriott International, Inc. Class A	27,329
334	Marsh & McLennan Cos., Inc.	64,743
55	Martin Marietta Materials, Inc.	27,963
338	Marvell Technology, Inc.	22,883
371	Mastercard, Inc. Class A	166,664
303	McDonald's Corp.	88,694
80	McKesson Corp.	39,991
336	Medtronic PLC	29,413
1,662	Merck & Co., Inc.	200,736
962	Meta Platforms, Inc. Class A*	375,315
195	MetLife, Inc.	13,517
194	Microchip Technology, Inc.	16,525
646	Micron Technology, Inc.	55,395
3,270	Microsoft Corp.	1,300,087
120	Moderna, Inc.*	12,126
961	Mondelez International, Inc. Class A	72,334
365	Monster Beverage Corp.*	20,082
207	Moody's Corp.	81,152
837	Morgan Stanley	73,020
269	Motorola Solutions, Inc.	85,946
84	MSCI, Inc.	50,284
709	Nestle SA	80,791
408	Netflix, Inc.*	230,157
1,199	News Corp. Class A	29,543
1,185	NextEra Energy, Inc.	69,477
677	NIKE, Inc. Class B	68,736
88	Norfolk Southern Corp.	20,701
43	Northrop Grumman Corp.	19,211
110	Nucor Corp.	20,562
1,075	NVIDIA Corp.	661,415
7	NVR, Inc.*	49,527
246	Occidental Petroleum Corp.	14,162
327	ONEOK, Inc.	22,318
618	Oracle Corp.	69,031
68	O'Reilly Automotive, Inc.*	69,567
215	Otis Worldwide Corp.	19,015
220	PACCAR, Inc.	22,086
752	Palantir Technologies, Inc. Class A*	12,100
167	Palo Alto Networks, Inc.*	56,531
223	Parker-Hannifin Corp.	103,583
129	Paychex, Inc.	15,703
281	PayPal Holdings, Inc.*	17,239
790	PepsiCo, Inc.	133,139
1,638	Pfizer, Inc.	44,357
145	Phillips 66	20,925
70	Pioneer Natural Resources Co.	16,088
146	PNC Financial Services Group, Inc.	22,077
118	PPG Industries, Inc.	16,643
925	Procter & Gamble Co.	145,354
227	Progressive Corp.	40,463
337	Prologis, Inc. REIT	42,695
135	Prudential Financial, Inc.	14,166
234	Public Service Enterprise Group, Inc.	13,570
71	Public Storage REIT	20,106
333	QUALCOMM, Inc.	49,454
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.3% - (continued)
	United States - 34.5% - (continued)
31	Regeneron Pharmaceuticals, Inc.*	$ 29,226
80	ResMed, Inc.	15,216
200	Roche Holding AG	56,943
68	Roper Technologies, Inc.	36,516
166	Ross Stores, Inc.	23,286
197	S&P Global, Inc.	88,325
562	Salesforce, Inc.*	157,973
372	Sanofi SA	37,254
63	SBA Communications Corp. REIT	14,103
1,112	Schlumberger NV	54,154
382	Schneider Electric SE	75,044
705	SEI Investments Co.	44,584
216	Sempra	15,457
101	ServiceNow, Inc.*	77,305
223	Sherwin-Williams Co.	67,877
359	Simon Property Group, Inc. REIT	49,761
201	Snowflake, Inc. Class A*	39,324
246	Southern Co.	17,102
48	Spotify Technology SA*	10,337
441	Starbucks Corp.	41,026
249	Steel Dynamics, Inc.	30,052
1,245	Stellantis NV	27,423
224	Stryker Corp.	75,148
78	Synopsys, Inc.*	41,601
397	Sysco Corp.	32,129
163	T Rowe Price Group, Inc.	17,677
303	Take-Two Interactive Software, Inc.*	49,974
400	Targa Resources Corp.	33,984
145	Target Corp.	20,167
206	TE Connectivity Ltd.	29,291
57	Teledyne Technologies, Inc.*	23,853
1,147	Tesla, Inc.*	214,822
387	Texas Instruments, Inc.	61,966
235	Thermo Fisher Scientific, Inc.	126,660
1,002	TJX Cos., Inc.	95,100
390	T-Mobile U.S., Inc.	62,880
30	TopBuild Corp.*	11,074
185	Trade Desk, Inc. Class A*	12,660
262	Trane Technologies PLC	66,037
24	TransDigm Group, Inc.	26,224
433	Trimble, Inc.*	22,022
1,616	U.S. Bancorp	67,129
808	Uber Technologies, Inc.*	52,738
372	Union Pacific Corp.	90,742
186	United Parcel Service, Inc. Class B	26,393
417	UnitedHealth Group, Inc.	213,396
122	Valero Energy Corp.	16,946
79	Veeva Systems, Inc. Class A*	16,385
542	Ventas, Inc. REIT	25,143
88	VeriSign, Inc.*	17,501
37	Verisk Analytics, Inc.	8,937
1,268	Verizon Communications, Inc.	53,700
168	Vertex Pharmaceuticals, Inc.*	72,808
989	Visa, Inc. Class A	270,254
106	Vulcan Materials Co.	23,957
402	Walmart, Inc.	66,431
643	Walt Disney Co.	61,760
1,246	Warner Bros Discovery, Inc.*	12,485
122	Waste Connections, Inc.	18,942
106	Waste Management, Inc.	19,677
174	WEC Energy Group, Inc.	14,052
1,060	Wells Fargo & Co.	53,191
488	Williams Cos., Inc.	16,914
109	Workday, Inc. Class A*	31,727

17

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 47.3% - (continued)
	United States - 34.5% - (continued)
189	Xcel Energy, Inc.		$ 11,315
120	Yum! Brands, Inc.		15,539
144	Zoetis, Inc.		27,045
			18,997,265
	Total Common Stocks (cost $23,329,220)		$ 26,007,207
EXCHANGE-TRADED FUNDS - 23.0%
	Other Investment Pools & Funds - 23.0%
16,705	Global X U.S. Infrastructure Development ETF		$ 573,316
34,507	iShares iBoxx $ High Yield Corporate Bond ETF		2,673,602
56,350	iShares iBoxx $ Investment Grade Corporate Bond ETF(3)		6,208,080
43,978	iShares J.P. Morgan EM Local Currency Bond ETF		1,584,967
11,036	SPDR Bloomberg High Yield Bond ETF		1,046,985
13,466	SPDR Gold MiniShares Trust		543,218
	Total Exchange-Traded Funds (cost $11,714,811)		$ 12,630,168
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
28,906	Itausa SA (Preference Shares)(4)		$ 58,345
	Total Preferred Stocks (cost $48,170)		$ 58,345
	Total Long-Term Investments (cost $37,161,159)		$ 40,814,703
SHORT-TERM INVESTMENTS - 35.5%
	Other Investment Pools & Funds - 3.7%
2,074,218	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(5)		$ 2,074,218
	Securities Lending Collateral - 10.8%
937,720	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		937,720
3,125,734	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(5)		3,125,734
937,720	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(5)		937,720
937,720	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		937,720
			5,938,894
	U.S. Treasury Securities - 21.0%
	U.S. Treasury Bills - 21.0%
$ 1,400,000	5.18%, 05/16/2024(6)		1,378,856
3,800,000	5.23%, 04/18/2024(6)		3,757,771
4,000,000	5.29%, 06/13/2024(6)		3,925,243
2,517,000	5.33%, 05/16/2024(6)		2,478,985
			11,540,855
	Total Short-Term Investments (cost $19,552,816)		$ 19,553,967
	Total Investments (cost $56,713,975)	109.7%	$ 60,368,670
	Other Assets and Liabilities	(9.7)%	(5,349,048)
	Total Net Assets	100.0%	$ 55,019,622
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Growth Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2024, the Fund invested 1.0% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $91,619, representing 0.2% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $310,843, representing 0.6% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.

18

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini S&P Real Estate Select Sector Stock Index Future	24	03/15/2024	$ 1,126,200	$ (71,245)
S&P 500 (E-Mini) Future	17	03/15/2024	4,139,925	70,707
TOPIX Future	5	03/07/2024	867,475	29,066
U.S. Treasury 10-Year Ultra Future	79	03/19/2024	9,233,125	137,809
Total				$ 166,337
Short position contracts:
Euro-Schatz Future	14	03/07/2024	$ 1,606,634	$ (4,270)
U.S. Treasury Ultra Bond Future	6	03/19/2024	775,312	25,722
Total				$ 21,452
Total futures contracts				$ 187,789

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,990,000	BRL	402,534	USD	BNP	02/02/2024	$ (970)
995,000	BRL	201,444	USD	BNP	03/04/2024	(1,204)
181,607,000	CLP	198,608	USD	MSC	02/21/2024	(3,648)
477,000	EUR	519,803	USD	UBS	02/22/2024	(3,823)
284,575	GBP	360,495	USD	BCLY	02/22/2024	211
129,425	GBP	164,139	USD	MSC	02/22/2024	(89)
3,194,015,000	IDR	205,051	USD	BNP	02/21/2024	(2,723)
1,272,721,000	KRW	970,010	USD	BCLY	02/21/2024	(15,201)
955,000	MYR	206,028	USD	BCLY	02/21/2024	(3,847)
247,113	USD	375,000	AUD	MSC	02/22/2024	911
402,836	USD	1,990,000	BRL	BNP	02/02/2024	1,272
510,928	USD	689,000	CAD	MSC	02/22/2024	(1,692)
475,943	USD	412,000	CHF	MSC	02/22/2024	(2,653)
124,422	USD	852,000	DKK	UBS	02/22/2024	755
1,535,434	USD	1,409,000	EUR	UBS	02/22/2024	11,291
185,945	USD	146,619	GBP	MSC	02/22/2024	101
408,387	USD	322,381	GBP	BCLY	02/22/2024	(239)
602,080	USD	4,705,000	HKD	UBS	02/22/2024	(151)
1,120,064	USD	165,035,000	JPY	BCLY	02/22/2024	(5,222)
51,977	USD	544,000	SEK	UBS	02/22/2024	(345)
776,667	USD	1,040,000	SGD	GSC	02/22/2024	621
Total foreign currency contracts						$ (26,645)

Foreign Cross Currency Contracts Outstanding at January 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
GBP	1,016,293	MSC	02/22/2024	CHF	1,023,405	$ (7,112)
19

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$ 2,118,983	$ —	$ 2,118,983	$ —
Common Stocks
Australia	335,886	—	335,886	—
Belgium	74,724	—	74,724	—
Brazil	176,579	156,417	20,162	—
Canada	552,714	552,714	—	—
China	477,151	83,229	393,922	—
Denmark	211,948	—	211,948	—
Finland	28,370	—	28,370	—
France	593,908	—	593,908	—
Germany	398,805	—	398,805	—
Greece	17,347	17,347	—	—
Hong Kong	138,741	—	138,741	—
India	299,482	299,482	—	—
Indonesia	39,766	—	39,766	—
Italy	108,201	—	108,201	—
Japan	1,253,307	—	1,253,307	—
Malaysia	43,258	10,105	33,153	—
Mexico	61,037	61,037	—	—
Netherlands	249,991	—	249,991	—
Norway	17,976	—	17,976	—
Philippines	19,477	—	19,477	—
Singapore	90,668	—	90,668	—
South Africa	79,154	24,149	55,005	—
South Korea	240,559	228,196	12,363	—
Spain	105,724	—	105,724	—
Sweden	116,659	—	116,659	—
Switzerland	427,283	—	427,283	—
Taiwan	337,512	331,121	6,391	—
Thailand	17,512	—	17,512	—
United Kingdom	496,203	—	496,203	—
United States	18,997,265	18,618,547	378,718	—
Exchange-Traded Funds	12,630,168	12,630,168	—	—
Preferred Stocks	58,345	58,345	—	—
Short-Term Investments	19,553,967	8,013,112	11,540,855	—
Foreign Currency Contracts(2)	15,162	—	15,162	—
Futures Contracts(2)	263,304	263,304	—	—
Total	$ 60,647,136	$ 41,347,273	$ 19,299,863	$ —
Liabilities
Foreign Currency Contracts(2)	$ (48,919)	$ —	$ (48,919)	$ —
Futures Contracts(2)	(75,515)	(75,515)	—	—
Total	$ (124,434)	$ (75,515)	$ (48,919)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
20

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Brazil - 9.4%
5,810,293	B3 SA - Brasil Bolsa Balcao	$ 15,351,352
4,816,942	Banco BTG Pactual SA	35,020,638
3,162,242	Embraer SA*	14,539,777
1,663,140	Energisa SA	16,989,245
4,281,820	Equatorial Energia SA	30,620,233
13,574,127	Itau Unibanco Holding SA ADR	89,589,238
2,882,426	Localiza Rent a Car SA	31,486,536
7,423,476	Lojas Renner SA	24,048,682
2,337,256	NU Holdings Ltd. Class A*	20,123,774
4,394,016	Petroleo Brasileiro SA ADR	75,005,853
3,516,077	PRIO SA	31,176,583
5,191,015	Raia Drogasil SA	26,508,292
3,232,229	Rede D'Or Sao Luiz SA(1)	17,712,542
4,664,308	Vale SA ADR	63,854,377
		492,027,122
	Chile - 1.0%
1,034,731	Antofagasta PLC	22,552,215
135,122,231	Banco de Chile	15,124,027
772,442	Banco Santander Chile ADR	14,120,240
		51,796,482
	China - 24.2%
16,409,996	Alibaba Group Holding Ltd.	147,180,823
1,336,000	BYD Co. Ltd. Class H	29,913,250
66,963,000	China Construction Bank Corp. Class H	39,766,863
12,065,600	China Pacific Insurance Group Co. Ltd. Class H	22,200,371
46,824,000	China Petroleum & Chemical Corp. Class H	24,357,991
3,940,000	China Resources Beer Holdings Co. Ltd.	14,248,381
6,062,000	China Resources Land Ltd.	18,404,563
2,080,842	Contemporary Amperex Technology Co. Ltd. Class A	43,975,032
7,880,637	Fuyao Glass Industry Group Co. Ltd. Class A	41,828,157
1,335,389	H World Group Ltd. ADR	42,425,309
5,084,000	Innovent Biologics, Inc.*(1)	20,482,984
204,246	Kweichow Moutai Co. Ltd. Class A	45,716,043
30,882,000	Lenovo Group Ltd.	32,335,640
7,533,945	Midea Group Co. Ltd. Class A	61,142,374
12,429,842	NARI Technology Co. Ltd. Class A	36,356,568
2,176,800	NetEase, Inc.	42,312,876
334,744	PDD Holdings, Inc. ADR*	42,468,971
28,912,000	PICC Property & Casualty Co. Ltd. Class H	35,962,612
16,454,659	Sany Heavy Industry Co. Ltd. Class A	30,012,640
10,896,308	Satellite Chemical Co. Ltd. Class A*	20,744,702
4,085,350	Shenzhen Inovance Technology Co. Ltd. Class A	31,862,050
5,860,600	Shenzhou International Group Holdings Ltd.	52,191,014
3,942,534	Sieyuan Electric Co. Ltd. Class A	27,800,329
6,551,400	Tencent Holdings Ltd.	227,407,613
1,554,045	Trip.com Group Ltd. ADR*	56,815,885
2,738,000	Wanhua Chemical Group Co. Ltd. Class A	26,680,960
1,658,065	WuXi AppTec Co. Ltd. Class A	12,581,873
7,069,000	Wuxi Biologics Cayman, Inc.*(1)	18,602,317
731,211	Yum China Holdings, Inc.	25,187,773
		1,270,965,964
	Greece - 1.4%
13,010,829	Eurobank Ergasias Services & Holdings SA Class A*	25,126,660
3,676,238	National Bank of Greece SA*	27,950,733
4,518,146	Piraeus Financial Holdings SA*	18,297,259
		71,374,652
	Hong Kong - 1.1%
7,417,800	AIA Group Ltd.	58,173,473
	Hungary - 0.8%
599,327	OTP Bank Nyrt	27,766,090
569,844	Richter Gedeon Nyrt	15,382,718
		43,148,808
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	India - 13.5%
1,565,574	Ashok Leyland Ltd.	$ 3,314,320
8,730,559	Axis Bank Ltd.	112,251,482
5,104,639	Bharti Airtel Ltd.	72,008,710
989,224	HCL Technologies Ltd.	18,773,442
5,243,378	HDFC Bank Ltd.	92,209,305
1,027,609	Hindustan Unilever Ltd.	30,727,211
7,795,304	ICICI Bank Ltd.	96,545,868
2,502,030	Mahindra & Mahindra Ltd.	49,753,029
13,129,299	Power Grid Corp. of India Ltd.	41,007,352
2,837,665	Reliance Industries Ltd.	97,492,254
2,092,902	Tata Consultancy Services Ltd.	96,129,273
		710,212,246
	Indonesia - 2.4%
75,427,700	Bank Central Asia Tbk. PT	45,635,749
52,371,600	Bank Mandiri Persero Tbk. PT	22,049,249
130,589,020	Bank Rakyat Indonesia Persero Tbk. PT	47,042,775
52,667,300	Telkom Indonesia Persero Tbk. PT	13,210,373
		127,938,146
	Mexico - 2.9%
712,393	America Movil SAB de CV ADR	12,858,694
2,061,102	Cemex SAB de CV ADR*	17,065,925
440,752	Fomento Economico Mexicano SAB de CV ADR	59,739,526
3,287,236	Grupo Financiero Banorte SAB de CV Class O	33,425,278
6,371,587	Wal-Mart de Mexico SAB de CV	26,317,062
		149,406,485
	Peru - 0.9%
318,619	Credicorp Ltd.	47,292,618
	Poland - 1.6%
791,809	Bank Polska Kasa Opieki SA	30,457,795
1,627,222	Powszechna Kasa Oszczednosci Bank Polski SA	20,646,240
2,597,881	Powszechny Zaklad Ubezpieczen SA	31,278,908
		82,382,943
	Russia - 0.0%
390,765	LUKOIL PJSC*(2)	—
67,747	Polyus PJSC*(2)	—
5,358,303	Rosneft Oil Co. PJSC*(2)	—
		—
	Saudi Arabia - 1.5%
2,587,048	Saudi Arabian Oil Co.(1)	21,074,326
5,303,020	Saudi National Bank	57,270,116
		78,344,442
	South Africa - 4.8%
3,157,502	Absa Group Ltd.	27,569,784
2,326,742	Aspen Pharmacare Holdings Ltd.	24,119,326
3,250,624	AVI Ltd.	14,460,915
217,572	Capitec Bank Holdings Ltd.	23,172,948
10,119,657	FirstRand Ltd.	36,650,568
2,068,867	Foschini Group Ltd.	12,526,586
1,991,157	Gold Fields Ltd.	29,380,053
3,273,596	Impala Platinum Holdings Ltd.	12,706,963
274,327	Naspers Ltd. Class N	45,967,667
1,892,458	Shoprite Holdings Ltd.	27,442,031
		253,996,841
	South Korea - 12.3%
1,116,196	KB Financial Group, Inc.	47,368,816
470,376	Kia Corp.*	36,130,077
204,686	NAVER Corp.	30,523,193
238,794	Samsung Electro-Mechanics Co. Ltd.	24,834,798
6,054,441	Samsung Electronics Co. Ltd.	328,979,126
130,787	Samsung Fire & Marine Insurance Co. Ltd.*	25,880,084

21

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	South Korea - 12.3% - (continued)
136,182	Samsung SDI Co. Ltd.		$ 37,793,718
1,158,190	SK Hynix, Inc.		115,981,890
			647,491,702
	Taiwan - 19.0%
2,718,000	Accton Technology Corp.		45,723,700
11,384,036	ASE Technology Holding Co. Ltd.		49,222,000
22,571,264	Cathay Financial Holding Co. Ltd.		31,740,379
4,220,280	Chailease Holding Co. Ltd.		23,361,458
3,076,000	Chunghwa Telecom Co. Ltd.		11,660,839
45,783,000	CTBC Financial Holding Co. Ltd.		41,534,858
4,471,000	Delta Electronics, Inc.		40,009,164
19,919,000	Hon Hai Precision Industry Co. Ltd.		65,159,501
2,798,000	MediaTek, Inc.		86,339,619
27,894,139	Taiwan Semiconductor Manufacturing Co. Ltd.		558,398,596
3,871,000	Unimicron Technology Corp.		21,717,386
10,355,000	Uni-President Enterprises Corp.		23,929,193
			998,796,693
	United Arab Emirates - 0.6%
16,366,060	Emaar Properties PJSC		33,090,066
	United States - 0.6%
125,465	Globant SA*		29,585,902
	Total Common Stocks (cost $4,233,836,826)		$ 5,146,024,585
PREFERRED STOCKS - 0.8%
	Brazil - 0.8%
7,126,774	Banco Bradesco SA (Preference Shares)(3)		$ 22,080,571
4,981,459	Gerdau SA (Preference Shares)(3)		21,154,912
	Total Preferred Stocks (cost $44,040,923)		$ 43,235,483
RIGHTS - 0.0%
	Brazil - 0.0%
10,342	Localiza Rent a Car SA Expires 02/05/2024*		$ 18,787
	Total Rights (cost $—)		$ 18,787
	Total Long-Term Investments (cost $4,277,877,749)		$ 5,189,278,855
SHORT-TERM INVESTMENTS - 1.7%
	Other Investment Pools & Funds - 1.7%
88,670,978	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(4)		$ 88,670,978
	Total Short-Term Investments (cost $88,670,978)		$ 88,670,978
	Total Investments (cost $4,366,548,727)	100.5%	$ 5,277,949,833
	Other Assets and Liabilities	(0.5)%	(24,653,023)
	Total Net Assets	100.0%	$ 5,253,296,810
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $77,872,169, representing 1.5% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

22

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 492,027,122	$ 492,027,122	$ —	$ —
Chile	51,796,482	14,120,240	37,676,242	—
China	1,270,965,964	147,308,314	1,123,657,650	—
Greece	71,374,652	25,126,660	46,247,992	—
Hong Kong	58,173,473	—	58,173,473	—
Hungary	43,148,808	43,148,808	—	—
India	710,212,246	—	710,212,246	—
Indonesia	127,938,146	—	127,938,146	—
Mexico	149,406,485	149,406,485	—	—
Peru	47,292,618	47,292,618	—	—
Poland	82,382,943	—	82,382,943	—
Russia	—	—	—	—
Saudi Arabia	78,344,442	—	78,344,442	—
South Africa	253,996,841	111,989,939	142,006,902	—
South Korea	647,491,702	—	647,491,702	—
Taiwan	998,796,693	—	998,796,693	—
United Arab Emirates	33,090,066	—	33,090,066	—
United States	29,585,902	29,585,902	—	—
Preferred Stocks	43,235,483	43,235,483	—	—
Rights	18,787	18,787	—	—
Short-Term Investments	88,670,978	88,670,978	—	—
Total	$ 5,277,949,833	$ 1,191,931,336	$ 4,086,018,497	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
23

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3%
	Argentina - 0.4%
$ 92,000	YPF SA 9.50%, 01/17/2031(1)	$ 91,936
	Brazil - 6.6%
200,000	3R Lux SARL 9.75%, 02/05/2031(1)	199,400
200,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	210,350
200,000	Ambipar Lux SARL 9.88%, 02/06/2031(1)	198,700
250,000	Banco do Brasil SA 9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 yr. USD CMT + 6.36% thereafter)(1)(2)(3)	251,814
171,358	Guara Norte SARL 5.20%, 06/15/2034(1)	156,578
190,105	MC Brazil Downstream Trading SARL 7.25%, 06/30/2031(1)	146,324
200,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	209,563
200,000	Simpar Europe SA 5.20%, 01/26/2031(1)	171,570
44,000	Vale Overseas Ltd. 6.88%, 11/10/2039	47,692
		1,591,991
	Burkina Faso - 0.8%
200,000	Endeavour Mining PLC 5.00%, 10/14/2026(1)	183,973
	Chile - 1.4%
167,776	Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(1)(4)	158,981
200,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(1)	189,502
		348,483
	China - 2.3%
230,000	Alibaba Group Holding Ltd. 4.20%, 12/06/2047	187,275
200,000	BOC Aviation USA Corp. 4.88%, 05/03/2033(1)(4)	197,559
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)	168,267
		553,101
	Colombia - 3.9%
206,250	AI Candelaria Spain SA 7.50%, 12/15/2028(1)	196,176
200,000	Bancolombia SA 6.91%, 10/18/2027, 5 yr. USD CMT + 2.93%(2)	196,990
	Ecopetrol SA
52,000	8.38%, 01/19/2036	52,544
49,000	8.63%, 01/19/2029	51,803
262,000	8.88%, 01/13/2033	276,583
200,000	Empresas Publicas de Medellin ESP 4.38%, 02/15/2031(1)	162,651
		936,747
	Ghana - 0.8%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	189,000
	Hong Kong - 1.0%
250,000	Bank of East Asia Ltd. 6.75%, 03/15/2027, (6.75% fixed rate until 03/15/2026; 1 yr. USD CMT + 2.10% thereafter)(2)(5)	250,273
	India - 0.8%
200,000	Diamond II Ltd. 7.95%, 07/28/2026(1)(4)	202,735
	Israel - 0.9%
200,000	Teva Pharmaceutical Finance Netherlands III BV 7.88%, 09/15/2029	215,731
	Kazakhstan - 0.8%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	184,018
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Kuwait - 0.8%
$ 200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	$ 202,648
	Macau - 1.5%
200,000	Sands China Ltd. 5.65%, 08/08/2028(6)	196,571
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	170,750
		367,321
	Mexico - 9.6%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.62% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(3)	195,250
200,000	BBVA Bancomer SA 8.45%, 06/29/2038, 5 yr. USD CMT + 4.66%(1)(2)	208,767
	Bimbo Bakeries USA, Inc.
200,000	5.38%, 01/09/2036(1)	201,672
200,000	6.05%, 01/15/2029(1)	208,604
200,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.12% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(1)(2)(3)	212,960
	Petroleos Mexicanos
470,000	5.95%, 01/28/2031	370,898
368,000	6.70%, 02/16/2032	300,446
299,000	10.00%, 02/07/2033(4)	295,771
189,980	Tierra Mojada Luxembourg II SARL 5.75%, 12/01/2040(1)	165,921
200,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	168,434
		2,328,723
	Netherlands - 0.6%
200,000	VEON Holdings BV 3.38%, 11/25/2027(1)	150,404
	Peru - 1.0%
87,000	Banco BBVA Peru SA 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 yr. USD CMT + 2.75% thereafter)(1)(2)	86,104
150,000	Banco Internacional del Peru SAA Interbank 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 1 yr. USD CMT + 3.71% thereafter)(1)(2)	143,212
		229,316
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025*(1)(7)(8)	—
	Saudi Arabia - 0.9%
200,000	Greensaif Pipelines Bidco SARL 6.51%, 02/23/2042(1)	204,499
	South Korea - 1.7%
200,000	POSCO 5.75%, 01/17/2028(1)	204,784
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)	207,843
		412,627
	Thailand - 0.7%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(2)	177,591
	Turkey - 0.8%
200,000	Pegasus Hava Tasimaciligi AS 9.25%, 04/30/2026(1)	204,480

24

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	United Arab Emirates - 0.7%
$ 200,000	Abu Dhabi National Energy Co. PJSC 4.00%, 10/03/2049(1)	$ 160,668
	United States - 0.6%
80,000	JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(1)	84,202
60,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 12/01/2052	60,374
		144,576
	Zambia - 0.7%
200,000	First Quantum Minerals Ltd. 6.88%, 10/15/2027(1)	180,000
	Total Corporate Bonds (cost $9,764,274)	$ 9,510,841
FOREIGN GOVERNMENT OBLIGATIONS - 59.4%
	Argentina - 1.2%
	Argentina Republic Government International Bonds
430,000	3.50%, 07/09/2041(6)	$ 142,822
440,000	3.63%, 07/09/2035(6)	146,705
		289,527
	Bahamas - 0.8%
200,000	Bahamas Government International Bonds 8.95%, 10/15/2032(1)	191,000
	Brazil - 5.0%
	Brazil Government International Bonds
200,000	6.13%, 03/15/2034	198,307
200,000	7.13%, 05/13/2054	199,873
	Brazil Notas do Tesouro Nacional
BRL 1,100,000	10.00%, 01/01/2025	221,893
200,000	10.00%, 01/01/2027	40,482
972,000	10.00%, 01/01/2029	194,365
1,649,000	10.00%, 01/01/2031	325,042
200,000	10.00%, 01/01/2033	39,113
		1,219,075
	Cameroon - 0.4%
EUR 110,000	Republic of Cameroon International Bonds 5.95%, 07/07/2032(1)	87,220
	Colombia - 4.5%
$ 660,000	Colombia Government International Bonds 8.00%, 04/20/2033	701,149
	Colombia TES
COP 875,900,000	7.00%, 06/30/2032	194,080
312,600,000	7.25%, 10/18/2034	68,026
382,100,000	9.25%, 05/28/2042	91,571
147,400,000	13.25%, 02/09/2033	46,049
		1,100,875
	Costa Rica - 0.9%
$ 200,000	Costa Rica Government International Bonds 7.30%, 11/13/2054(1)	209,280
	Czech Republic - 1.6%
	Czech Republic Government Bonds
CZK 2,470,000	2.50%, 08/25/2028(5)	102,391
1,920,000	2.75%, 07/23/2029	79,826
2,280,000	4.20%, 12/04/2036(5)	102,037
2,490,000	4.50%, 11/11/2032	113,581
		397,835
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.4% - (continued)
	Dominican Republic - 1.3%
	Dominican Republic International Bonds
$ 150,000	5.50%, 02/22/2029(1)	$ 145,117
DOP 8,000,000	13.63%, 02/03/2033(5)	163,447
		308,564
	Ecuador - 1.3%
$ 750,000	Ecuador Government International Bonds 3.50%, 07/31/2035(1)(6)	307,231
	Egypt - 2.5%
	Egypt Government International Bonds
290,000	7.30%, 09/30/2033(5)	190,681
200,000	7.50%, 01/31/2027(5)	164,087
200,000	7.63%, 05/29/2032(5)	135,451
200,000	8.88%, 05/29/2050(1)	125,103
		615,322
	El Salvador - 1.7%
	El Salvador Government International Bonds
198,000	6.38%, 01/18/2027(1)	176,220
70,000	8.25%, 04/10/2032(1)	60,338
190,000	8.63%, 02/28/2029(1)	171,239
		407,797
	Guatemala - 0.9%
200,000	Guatemala Government Bonds 7.05%, 10/04/2032(1)	209,671
	Honduras - 0.6%
150,000	Honduras Government International Bonds 6.25%, 01/19/2027(1)	143,133
	Hungary - 2.9%
	Hungary Government Bonds
HUF 6,580,000	3.00%, 10/27/2038	12,958
38,770,000	4.75%, 11/24/2032	100,289
7,850,000	6.75%, 10/22/2028	22,909
	Hungary Government International Bonds
$ 450,000	6.25%, 09/22/2032(1)	469,606
80,000	7.63%, 03/29/2041	92,000
		697,762
	Indonesia - 4.1%
	Indonesia Treasury Bonds
IDR 666,000,000	7.13%, 06/15/2042	43,007
854,000,000	7.50%, 08/15/2032	57,070
1,298,000,000	7.50%, 06/15/2035	87,312
3,174,000,000	7.50%, 05/15/2038	213,662
362,000,000	8.25%, 05/15/2036	25,792
1,209,000,000	8.38%, 03/15/2034	86,129
1,589,000,000	8.75%, 05/15/2031	112,815
1,579,000,000	9.00%, 03/15/2029	110,730
$ 270,000	Perusahaan Penerbit SBSN Indonesia III 4.70%, 06/06/2032(1)	265,883
		1,002,400
	Ivory Coast - 2.4%
	Ivory Coast Government International Bonds
EUR 200,000	5.88%, 10/17/2031(1)	194,020
$ 200,000	6.13%, 06/15/2033(1)	179,832
220,000	8.25%, 01/30/2037(1)	218,570
		592,422
	Jordan - 0.8%
200,000	Jordan Government International Bonds 7.50%, 01/13/2029(1)	195,502

25

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.4% - (continued)
	Malaysia - 1.8%
	Malaysia Government Bonds
MYR 300,000	3.76%, 05/22/2040	$ 60,930
917,000	3.89%, 08/15/2029	196,130
360,000	4.46%, 03/31/2053	79,050
290,000	4.64%, 11/07/2033	65,459
200,000	4.70%, 10/15/2042	45,608
		447,177
	Mexico - 4.0%
	Mexico Bonos
MXN 1,920,000	7.75%, 05/29/2031	103,114
2,340,000	7.75%, 11/23/2034	122,530
4,898,200	7.75%, 11/13/2042	245,013
700,000	8.00%, 11/07/2047	35,714
700,000	8.00%, 07/31/2053	35,370
590,000	8.50%, 05/31/2029	33,402
400,000	8.50%, 11/18/2038	21,766
6,000,000	10.00%, 11/20/2036	370,392
		967,301
	Nigeria - 2.5%
	Nigeria Government International Bonds
$ 250,000	6.13%, 09/28/2028(1)	217,079
200,000	6.50%, 11/28/2027(1)	180,950
250,000	9.25%, 01/21/2049(1)	219,375
		617,404
	Oman - 1.7%
	Oman Government International Bonds
200,000	6.50%, 03/08/2047(5)	197,196
210,000	6.75%, 01/17/2048(1)	210,946
		408,142
	Pakistan - 1.2%
450,000	Pakistan Government International Bonds 7.38%, 04/08/2031(1)	292,365
	Peru - 1.0%
	Peru Government Bonds
PEN 775,000	6.95%, 08/12/2031	212,606
70,000	7.30%, 08/12/2033(5)	19,400
		232,006
	Poland - 1.6%
	Republic of Poland Government Bonds
PLN 250,000	2.75%, 10/25/2029	55,753
630,000	6.00%, 10/25/2033	166,501
	Republic of Poland Government International Bonds
$ 89,000	5.50%, 04/04/2053	89,812
60,000	5.75%, 11/16/2032	63,681
		375,747
	Qatar - 0.8%
200,000	Qatar Government International Bonds 4.82%, 03/14/2049(5)	186,000
	Romania - 1.6%
	Romania Government Bonds
RON 210,000	4.85%, 04/22/2026	44,567
490,000	5.00%, 02/12/2029	100,824
200,000	6.70%, 02/25/2032	44,533
190,000	8.25%, 09/29/2032	46,325
$ 140,000	Romania Government International Bonds 6.00%, 05/25/2034(1)	139,802
		376,051
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.4% - (continued)
	Saudi Arabia - 2.6%
	Saudi Government International Bonds
$ 240,000	4.50%, 10/26/2046(5)	$ 204,000
250,000	5.25%, 01/16/2050(1)	233,641
200,000	5.75%, 01/16/2054(1)	196,542
		634,183
	Senegal - 0.8%
220,000	Senegal Government International Bonds 6.25%, 05/23/2033(1)	190,518
	South Africa - 3.4%
	Republic of South Africa Government Bonds
ZAR 3,171,784	6.50%, 02/28/2041	102,104
2,970,291	8.50%, 01/31/2037	123,539
2,031,394	8.75%, 01/31/2044	80,203
2,300,400	8.88%, 02/28/2035	103,492
3,963,401	9.00%, 01/31/2040	164,675
1,270,000	10.50%, 12/21/2026	70,926
$ 200,000	Republic of South Africa Government International Bonds 7.30%, 04/20/2052	176,480
		821,419
	Thailand - 1.9%
	Thailand Government Bonds
THB 3,060,000	3.35%, 06/17/2033	91,059
2,840,000	3.40%, 06/17/2036	84,474
4,740,000	3.45%, 06/17/2043	140,596
2,990,000	3.65%, 06/20/2031	90,612
1,379,000	4.88%, 06/22/2029	43,654
		450,395
	Turkey - 1.4%
	Turkiye Government International Bonds
$ 40,000	7.38%, 02/05/2025	40,453
280,000	9.38%, 03/14/2029	300,871
		341,324
	Ukraine - 0.2%
200,000	Ukraine Government International Bonds 7.38%, 09/25/2034(1)(7)	45,200
	Total Foreign Government Obligations (cost $13,948,910)	$ 14,359,848
	Total Long-Term Investments (cost $23,713,184)	$ 23,870,689
SHORT-TERM INVESTMENTS - 2.9%
	Securities Lending Collateral - 1.8%
68,509	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(9)	$ 68,509
228,362	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(9)	228,362
68,509	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(9)	68,509
68,509	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(9)	68,509
		433,889

26

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.9% - (continued)
	U.S. Treasury Securities - 1.1%
	U.S. Treasury Bills - 1.1%
$ 270,000	5.26%, 04/04/2024(10)		$ 267,529
	Total Short-Term Investments (cost $701,422)		$ 701,418
	Total Investments (cost $24,414,606)	101.6%	$ 24,572,107
	Other Assets and Liabilities	(1.6)%	(379,341)
	Total Net Assets	100.0%	$ 24,192,766
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $12,283,273, representing 50.8% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Represents entire or partial securities on loan.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $1,714,963, representing 7.1% of net assets.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Current yield as of period end.
(10)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond Future	3	03/19/2024	$ (387,656)	$ (11,483)
Total futures contracts				$ (11,483)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
940,000	BRL	190,049	USD	CBK	02/08/2024	$ (497)
126,050,000	CLP	138,198	USD	CBK	02/16/2024	(2,826)
4,020,000	CNY	567,156	USD	UBS	03/11/2024	(4,940)
1,280,000	CNY	180,429	USD	UBS	03/14/2024	(1,365)
2,150,000	CZK	94,893	USD	UBS	02/16/2024	(1,365)
320,000	EUR	347,450	USD	UBS	02/13/2024	(1,436)
90,000	EUR	98,845	USD	MSC	04/05/2024	(1,313)
260,000	EUR	283,658	USD	BOA	04/05/2024	(1,898)
220,000	EUR	240,055	USD	BOA	04/09/2024	(1,602)
42,700,000	HUF	122,627	USD	MSC	03/18/2024	(2,967)
1,510,000	MYR	322,957	USD	MSC	02/05/2024	(3,595)
1,420,000	MYR	301,826	USD	MSC	05/10/2024	295
690,000	PLN	169,278	USD	MSC	02/16/2024	3,011
220,000	RON	48,583	USD	JPM	03/18/2024	(828)
27

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
8,190,000	THB	230,226	USD	UBS	02/05/2024	$ 713
2,860,000	THB	82,599	USD	SSG	03/18/2024	(1,680)
7,780,000	THB	221,255	USD	JPM	05/10/2024	(196)
1,353,000	TRY	39,429	USD	MSC	07/05/2024	(1,436)
811,000	TRY	21,508	USD	UBS	09/30/2024	(607)
190,764	USD	942,000	BRL	MSC	02/08/2024	807
42,502	USD	210,000	BRL	UBS	04/09/2024	407
59,534	USD	1,340,000	CZK	SSG	02/16/2024	1,242
342,729	USD	320,000	EUR	SSG	02/13/2024	(3,285)
383,602	USD	350,000	EUR	SSG	04/05/2024	4,310
241,215	USD	220,000	EUR	CBK	04/09/2024	2,762
38,558	USD	13,430,000	HUF	BOA	03/18/2024	923
202,574	USD	3,490,000	MXN	SSG	04/09/2024	2,110
319,463	USD	1,510,000	MYR	MSC	02/05/2024	100
19,764	USD	90,000	RON	CBK	03/18/2024	228
221,507	USD	7,840,000	THB	JPM	02/05/2024	438
9,981	USD	350,000	THB	UBS	02/05/2024	112
Total foreign currency contracts						$ (14,378)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 9,510,841	$ —	$ 9,510,841	$ —
Foreign Government Obligations	14,359,848	—	14,359,848	—
Short-Term Investments	701,418	433,889	267,529	—
Foreign Currency Contracts(2)	17,458	—	17,458	—
Total	$ 24,589,565	$ 433,889	$ 24,155,676	$ —
Liabilities
Foreign Currency Contracts(2)	$ (31,836)	$ —	$ (31,836)	$ —
Futures Contracts(2)	(11,483)	(11,483)	—	—
Total	$ (43,319)	$ (11,483)	$ (31,836)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
28

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4%
	Australia - 1.8%
6,561	Rio Tinto PLC	$ 454,149
	Austria - 1.5%
8,601	OMV AG	382,843
	Belgium - 1.6%
9,284	Ageas SA	398,952
	China - 3.2%
44,000	Alibaba Group Holding Ltd.	394,635
214,000	Anhui Conch Cement Co. Ltd. Class H	428,627
		823,262
	France - 11.8%
19,895	AXA SA	667,782
8,165	BNP Paribas SA	548,559
40,020	Carrefour SA	683,233
52,179	Orange SA	620,508
12,600	Renault SA	474,512
		2,994,594
	Germany - 12.9%
1,069	Allianz SE	285,611
10,523	BASF SE	503,041
11,776	Bayer AG	366,429
11,925	Continental AG	974,161
7,182	Covestro AG*(1)	379,249
26,687	Evonik Industries AG	490,938
3,005	Heidelberg Materials AG	277,495
		3,276,924
	Italy - 3.9%
27,783	Eni SpA	442,898
18,578	UniCredit SpA	544,188
		987,086
	Japan - 9.1%
12,400	Bridgestone Corp.	537,325
26,000	Dentsu Group, Inc.	690,073
17,000	KDDI Corp.	563,296
54,200	Panasonic Holdings Corp.	510,498
		2,301,192
	Mexico - 1.0%
6,617	Ternium SA ADR	255,813
	Netherlands - 1.5%
27,260	ING Groep NV	387,323
	South Africa - 2.1%
22,651	Anglo American PLC	539,947
	South Korea - 3.4%
10,202	KB Financial Group, Inc.	432,950
13,723	Shinhan Financial Group Co. Ltd.	420,473
		853,423
	Spain - 1.7%
29,925	Repsol SA	441,941
	Switzerland - 3.7%
11,551	Adecco Group AG	499,501
1,893	Swatch Group AG	444,398
		943,899
	Taiwan - 1.5%
116,000	Hon Hai Precision Industry Co. Ltd.	379,462
	United Kingdom - 24.7%
400,265	Barclays PLC	743,823
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.4% - (continued)
	United Kingdom - 24.7% - (continued)
15,799	British American Tobacco PLC		$ 465,812
111,624	British Land Co. PLC REIT		536,545
435,996	BT Group PLC		617,689
52,483	HSBC Holdings PLC		409,772
17,550	Imperial Brands PLC		421,290
194,343	NatWest Group PLC		548,463
57,283	Standard Chartered PLC		432,919
288,907	Taylor Wimpey PLC		539,387
241,279	Tesco PLC		874,303
68,769	WPP PLC		665,030
			6,255,033
	United States - 8.0%
44,388	GSK PLC		877,894
7,857	Sanofi SA		786,844
3,078	Swiss Re AG		352,432
			2,017,170
	Total Common Stocks (cost $24,350,878)		$ 23,693,013
PREFERRED STOCKS - 4.6%
	Brazil - 1.7%
52,595	Petroleo Brasileiro SA (Preference Shares)(2)		$ 429,410
	Germany - 2.9%
9,656	Henkel AG & Co. KGaA (Preference Shares)(2)		740,214
	Total Preferred Stocks (cost $1,092,731)		$ 1,169,624
	Total Long-Term Investments (cost $25,443,609)		$ 24,862,637
SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 1.5%
381,526	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(3)		$ 381,526
	Total Short-Term Investments (cost $381,526)		$ 381,526
	Total Investments (cost $25,825,135)	99.5%	$ 25,244,163
	Other Assets and Liabilities	0.5%	124,275
	Total Net Assets	100.0%	$ 25,368,438
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

29

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of this security was $379,249, representing 1.5% of net assets.
(2)	Currently no rate available.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 454,149	$ —	$ 454,149	$ —
Austria	382,843	—	382,843	—
Belgium	398,952	—	398,952	—
China	823,262	—	823,262	—
France	2,994,594	—	2,994,594	—
Germany	3,276,924	—	3,276,924	—
Italy	987,086	—	987,086	—
Japan	2,301,192	—	2,301,192	—
Mexico	255,813	255,813	—	—
Netherlands	387,323	—	387,323	—
South Africa	539,947	—	539,947	—
South Korea	853,423	—	853,423	—
Spain	441,941	—	441,941	—
Switzerland	943,899	—	943,899	—
Taiwan	379,462	—	379,462	—
United Kingdom	6,255,033	—	6,255,033	—
United States	2,017,170	—	2,017,170	—
Preferred Stocks	1,169,624	429,410	740,214	—
Short-Term Investments	381,526	381,526	—	—
Total	$ 25,244,163	$ 1,066,749	$ 24,177,414	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 4.7%
284,290	Aristocrat Leisure Ltd.	$ 8,196,255
115,931	AUB Group Ltd.	2,307,039
1,958,883	Beach Energy Ltd.	2,102,149
506,005	BHP Group Ltd.	15,480,721
283,669	BHP Group Ltd. Class DI	8,689,015
587,231	Brambles Ltd.	5,599,110
753,248	Computershare Ltd.	12,476,233
409,294	Dexus REIT	2,071,300
487,506	Fortescue Ltd.	9,421,905
250,306	Helia Group Ltd.	804,885
102,817	JB Hi-Fi Ltd.	3,825,045
50,761	Jumbo Interactive Ltd.	520,528
1,022,118	National Storage REIT	1,532,883
61,490	Nick Scali Ltd.	497,148
1,448,718	Qantas Airways Ltd.*	5,223,152
117,559	Rio Tinto Ltd.	10,115,641
177,734	Rio Tinto PLC	12,302,643
396,461	Ventia Services Group Pty. Ltd.	850,597
1,040,417	Vicinity Ltd. REIT	1,381,056
		103,397,305
	Austria - 0.8%
31,260	Andritz AG	1,924,443
149,002	Erste Group Bank AG	6,418,768
151,602	OMV AG	6,748,017
73,267	Telekom Austria AG	638,188
59,354	Wienerberger AG	2,011,386
		17,740,802
	Belgium - 0.8%
127,778	Ageas SA	5,490,876
106,778	KBC Group NV	6,965,299
19,888	Melexis NV	1,704,069
32,409	Solvay SA	886,337
32,444	Syensqo SA*	2,892,284
		17,938,865
	Brazil - 0.7%
209,155	Alupar Investimento SA	1,246,639
454,100	BB Seguridade Participacoes SA	3,139,215
450,500	Cia de Saneamento de Minas Gerais Copasa MG	1,943,159
2,473,316	Cia Energetica de Minas Gerais ADR	5,639,160
419,100	Porto Seguro SA	2,256,900
285,200	Transmissora Alianca de Energia Eletrica SA	2,123,573
		16,348,646
	Canada - 4.7%
84,662	Air Canada*	1,147,340
1,041,711	B2Gold Corp.	2,905,587
30,664	Canadian National Railway Co.	3,803,891
102,787	Canadian Natural Resources Ltd.	6,578,001
6,680	Fairfax Financial Holdings Ltd.	6,963,308
67,591	Finning International, Inc.	1,956,165
40,524	George Weston Ltd.	5,163,272
46,935	Great-West Lifeco, Inc.	1,566,769
100,350	Imperial Oil Ltd.	5,788,347
92,491	Loblaw Cos. Ltd.	9,242,564
76,384	Magna International, Inc.	4,341,181
292,332	Manulife Financial Corp.	6,462,202
41,270	Martinrea International, Inc.	423,920
32,711	National Bank of Canada	2,501,895
72,461	Open Text Corp.	3,159,945
157,200	Parex Resources, Inc.	2,602,754
389,644	Quebecor, Inc. Class B	9,474,106
15,004	Stella-Jones, Inc.	887,663
56,154	Sun Life Financial, Inc.	2,910,761
163,060	Suncor Energy, Inc.	5,399,555
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Canada - 4.7% - (continued)
96,110	Toromont Industries Ltd.	$ 8,418,248
203,031	Toronto-Dominion Bank	12,333,327
		104,030,801
	China - 5.8%
2,084,100	Alibaba Group Holding Ltd.	18,692,238
141,548	Atour Lifestyle Holdings Ltd. ADR	2,450,196
242,100	Baidu, Inc. Class A*	3,134,519
16,296,000	Bank of China Ltd. Class H	6,115,402
412,000	Beijing Enterprises Holdings Ltd.	1,491,162
1,027,000	BOC Hong Kong Holdings Ltd.	2,461,506
11,153,000	China Construction Bank Corp. Class H	6,623,356
575,500	China Merchants Bank Co. Ltd. Class H	2,097,919
2,170,000	China Overseas Property Holdings Ltd.	1,438,255
1,198,400	China Pacific Insurance Group Co. Ltd. Class H	2,205,023
39,302,000	China Tower Corp. Ltd. Class H(1)	4,372,006
2,464,000	Fu Shou Yuan International Group Ltd.	1,477,776
447,200	Giant Biogene Holding Co. Ltd.*(1)	1,811,256
1,035,000	Greentown Management Holdings Co. Ltd.(1)	629,941
166,300	Hangcha Group Co. Ltd. Class A	531,968
13,370,000	Industrial & Commercial Bank of China Ltd. Class H	6,512,925
135,237	Kanzhun Ltd. ADR	1,881,147
628,700	Kuaishou Technology*(1)	3,168,859
114,800	Lao Feng Xiang Co. Ltd. Class A	991,223
332,500	Li Auto, Inc. Class A*	4,596,121
348,100	Meituan Class B*(1)	2,799,846
338,200	NetEase, Inc.	6,573,968
76,614	PDD Holdings, Inc. ADR*	9,720,018
8,254,000	PetroChina Co. Ltd. Class H	5,970,661
378,100	Tencent Holdings Ltd.	13,124,343
163,721	TI Fluid Systems PLC(1)	296,897
441,600	Tongcheng Travel Holdings Ltd.*(2)	900,799
397,557	Vipshop Holdings Ltd. ADR*	6,317,181
1,179,000	Weichai Power Co. Ltd. Class H	2,081,481
4,927,400	Yangzijiang Shipbuilding Holdings Ltd.	6,151,463
1,280,000	Zhejiang Expressway Co. Ltd. Class H	950,861
		127,570,316
	Czech Republic - 0.3%
150,325	CEZ AS	5,695,107
33,260	Komercni Banka AS	1,091,183
		6,786,290
	Denmark - 0.9%
261,770	Danske Bank AS	7,028,906
47,633	ISS AS	901,311
77,906	Pandora AS	11,383,384
		19,313,601
	Egypt - 0.1%
1,238,127	Centamin PLC	1,508,316
	Finland - 0.4%
14,898	Cargotec OYJ Class B	846,953
28,886	Kemira OYJ	540,667
53,035	Konecranes OYJ	2,277,668
46,318	Marimekko OYJ	691,772
281,565	Nordea Bank Abp	3,469,976
		7,827,036
	France - 6.8%
23,148	Arkema SA	2,519,266
131,089	AXA SA	4,400,043
84,584	BNP Paribas SA	5,682,706
21,137	Bouygues SA	774,303
326,204	Bureau Veritas SA	8,676,661
86,421	Carrefour SA	1,475,405
78,020	Cie de Saint-Gobain SA	5,516,523
136,613	Cie Generale des Etablissements Michelin SCA	4,535,915

31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	France - 6.8% - (continued)
45,537	Coface SA	$ 615,331
183,397	Edenred SE	10,954,024
48,071	Eiffage SA	5,029,677
67,559	Elis SA	1,485,411
350,677	Engie SA	5,601,178
66,103	Ipsen SA	7,621,618
15,903	IPSOS SA	1,043,726
110,569	La Francaise des Jeux SAEM(1)	4,481,759
113,025	Legrand SA	10,953,886
268,255	Metropole Television SA	3,804,527
110,698	Publicis Groupe SA	11,091,223
201,960	Rexel SA	5,378,855
36,521	Rubis SCA	923,489
152,010	Societe Generale SA	3,907,420
14,810	SOITEC*	2,140,475
8,251	Sopra Steria Group	1,935,306
414,317	TotalEnergies SE	26,879,057
3,597	Trigano SA	566,601
103,720	Verallia SA(1)	3,657,618
63,776	Vinci SA	8,056,329
12,325	Wavestone	816,483
		150,524,815
	Georgia - 0.1%
21,560	Bank of Georgia Group PLC	1,036,907
38,925	TBC Bank Group PLC	1,437,960
		2,474,867
	Germany - 3.0%
21,813	Aurubis AG	1,569,081
60,296	Bayerische Motoren Werke AG	6,273,985
14,171	Brenntag SE	1,252,858
56,382	Continental AG	4,605,882
442,225	Deutsche Bank AG	5,712,541
10,254	Deutsche Boerse AG	2,041,978
644,235	Deutsche Telekom AG	15,814,558
20,557	Freenet AG	568,045
11,649	HOCHTIEF AG	1,249,761
5,038	Krones AG	624,333
71,534	Mercedes-Benz Group AG	4,829,459
7,738	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,294,213
73,043	Siemens AG	13,076,439
51,872	Talanx AG	3,639,391
38,716	Traton SE	945,763
		65,498,287
	Greece - 1.5%
2,090,278	Eurobank Ergasias Services & Holdings SA Class A*	4,036,768
292,933	Hellenic Telecommunications Organization SA	4,067,333
196,033	Jumbo SA	5,508,176
34,412	Motor Oil Hellas Corinth Refineries SA	940,139
53,822	Mytilineos SA	2,210,287
724,407	National Bank of Greece SA*	5,507,725
349,097	OPAP SA	6,043,853
908,359	Piraeus Financial Holdings SA*	3,678,606
		31,992,887
	Hong Kong - 0.4%
431,803	CK Asset Holdings Ltd.	1,948,442
418,500	Hongkong Land Holdings Ltd.	1,306,350
120,500	Sun Hung Kai Properties Ltd.	1,124,673
311,500	Swire Pacific Ltd. Class A	2,410,085
683,800	Swire Properties Ltd.	1,277,867
645,000	Wharf Real Estate Investment Co. Ltd.	1,889,742
1,242,000	Youyuan International Holdings Ltd.*(3)(4)	—
		9,957,159
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Hungary - 0.7%
151,060	OTP Bank Nyrt	$ 6,998,426
294,850	Richter Gedeon Nyrt	7,959,361
		14,957,787
	India - 2.7%
450,173	Axis Bank Ltd.	5,788,013
36,904	Dr Reddy's Laboratories Ltd.	2,711,593
178,007	HCL Technologies Ltd.	3,376,025
107,195	Hero MotoCorp Ltd.	5,967,673
145,726	ICICI Bank Ltd.	1,804,836
783,631	Indian Oil Corp. Ltd.	1,387,707
402,043	IndusInd Bank Ltd.	7,422,171
103,741	Mahanagar Gas Ltd.(2)	1,851,450
3,522,046	NHPC Ltd.	3,860,710
903,565	NMDC Ltd.	2,392,267
424,452	Oil & Natural Gas Corp. Ltd.	1,289,363
245,003	Oil India Ltd.	1,258,167
4,078,918	Power Grid Corp. of India Ltd.	12,739,875
1,030,932	REC Ltd.	6,192,971
122,568	Sun TV Network Ltd.	971,435
		59,014,256
	Indonesia - 1.4%
16,235,100	Bank Mandiri Persero Tbk. PT	6,835,227
23,661,500	Bank Negara Indonesia Persero Tbk. PT	8,608,418
20,214,300	Bank Rakyat Indonesia Persero Tbk. PT	7,281,904
28,492,300	Telkom Indonesia Persero Tbk. PT	7,146,634
		29,872,183
	Ireland - 0.4%
1,389,470	AIB Group PLC	6,103,141
214,644	Bank of Ireland Group PLC	1,973,862
23,682	Kenmare Resources PLC	94,689
		8,171,692
	Israel - 0.0%
1	Mehadrin Ltd.*	55
	Italy - 4.2%
577,694	A2A SpA	1,145,373
525,290	Assicurazioni Generali SpA	11,717,601
167,704	Azimut Holding SpA	4,675,371
1,975,403	Enel SpA	13,478,917
506,757	Eni SpA	8,078,385
137,170	FinecoBank Banca Fineco SpA	1,977,766
2,580,879	Intesa Sanpaolo SpA	7,952,446
1,258,819	Italgas SpA	7,177,030
475,249	Mediobanca Banca di Credito Finanziario SpA	6,294,198
180,891	Recordati Industria Chimica e Farmaceutica SpA	9,984,146
34,469	Ryanair Holdings PLC ADR	4,605,058
928,047	Terna - Rete Elettrica Nazionale	7,825,338
272,588	UniCredit SpA	7,984,663
		92,896,292
	Japan - 14.1%
45,900	A&D HOLON Holdings Co. Ltd.	631,938
53,800	ABC-Mart, Inc.	932,381
54,100	Aisan Industry Co. Ltd.	504,828
91,500	Aisin Corp.	3,416,161
408,300	Alps Alpine Co. Ltd.	3,030,209
162,000	BayCurrent Consulting, Inc.	3,766,338
161,600	BIPROGY, Inc.	4,731,396
337,900	Chubu Electric Power Co., Inc.	4,383,471
163,400	Credit Saison Co. Ltd.	3,032,946
164,800	Daido Steel Co. Ltd.	1,717,276
59,400	Dai-ichi Life Holdings, Inc.	1,302,806
136,600	Dexerials Corp.	3,936,603
59,500	Dowa Holdings Co. Ltd.	2,075,082
77,200	Ebara Corp.	4,834,812
101,100	FCC Co. Ltd.	1,317,118

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 14.1% - (continued)
36,700	Fuji Electric Co. Ltd.	$ 1,837,936
179,000	Fuji Media Holdings, Inc.	2,120,566
164,500	Fujikura Ltd.	1,352,274
28,400	G-Tekt Corp.	353,008
468,500	Honda Motor Co. Ltd.	5,236,921
852,200	Inpex Corp.	11,583,491
396,200	Isuzu Motors Ltd.	5,406,126
102,800	ITOCHU Corp.(4)	4,665,486
87,300	Japan Petroleum Exploration Co. Ltd.	3,551,178
250,900	JTEKT Corp.	2,295,694
772,900	JVCKenwood Corp.	3,758,702
274,400	Kakaku.com, Inc.	3,121,383
64,400	Kaneka Corp.	1,566,042
373,400	Kansai Electric Power Co., Inc.	5,093,974
60,700	Kawasaki Kisen Kaisha Ltd.	2,957,534
277,500	KDDI Corp.	9,194,972
31,300	Kinden Corp.	521,600
416,300	Kirin Holdings Co. Ltd.	5,983,878
189,900	Kobe Steel Ltd.	2,622,117
83,400	Komatsu Ltd.	2,372,726
30,200	Makino Milling Machine Co. Ltd.	1,223,244
551,200	Mazda Motor Corp.	6,682,443
217,600	MEITEC Group Holdings, Inc.	4,304,853
691,800	Mitsubishi Motors Corp.	2,179,907
2,009,300	Mitsubishi UFJ Financial Group, Inc.	18,820,202
87,700	Mitsui & Co. Ltd.	3,556,869
29,700	Mitsui-Soko Holdings Co. Ltd.	992,001
637,100	Mizuho Financial Group, Inc.	11,570,730
435,200	NGK Insulators Ltd.	5,436,837
220,200	Nippon Steel Corp.	5,299,038
2,769,600	Nippon Telegraph & Telephone Corp.	3,477,937
553,600	Nissan Motor Co. Ltd.	2,173,337
234,000	Niterra Co. Ltd.	6,301,293
21,500	Nitta Corp.	556,384
32,700	Nitto Denko Corp.	2,712,721
99,100	NOK Corp.	1,312,626
12,000	Noritake Co. Ltd.	638,368
207,900	Osaka Gas Co. Ltd.	4,377,719
119,100	Panasonic Holdings Corp.	1,121,776
124,200	Press Kogyo Co. Ltd.	544,177
262,400	Renesas Electronics Corp.*	4,305,348
590,800	Round One Corp.	2,616,672
80,200	Sangetsu Corp.	1,766,513
562,600	Sanwa Holdings Corp.	8,598,878
198,000	SCSK Corp.	3,887,653
1,408,800	Seven Bank Ltd.	2,949,073
395,700	Shizuoka Financial Group, Inc.	3,616,699
41,600	Sintokogio Ltd.	306,788
259,300	Subaru Corp.	5,172,855
105,800	Sumitomo Corp.	2,433,171
339,700	Sumitomo Electric Industries Ltd.	4,515,157
83,700	Sumitomo Forestry Co. Ltd.	2,460,381
72,700	Sumitomo Metal Mining Co. Ltd.	2,009,332
318,300	Sumitomo Mitsui Financial Group, Inc.	16,555,849
238,400	Sumitomo Rubber Industries Ltd.	2,761,739
22,100	Sumitomo Seika Chemicals Co. Ltd.	783,196
61,600	Suntory Beverage & Food Ltd.	2,009,686
128,800	Suzuki Motor Corp.	5,785,523
45,500	Takeuchi Manufacturing Co. Ltd.	1,555,542
21,000	Tamron Co. Ltd.	795,733
128,500	TechnoPro Holdings, Inc.	2,962,544
40,300	Tokai Rika Co. Ltd.	637,588
88,300	Tokio Marine Holdings, Inc.	2,357,786
199,600	Tokyo Steel Manufacturing Co. Ltd.	2,410,789
18,800	Tokyo Tekko Co. Ltd.(4)	658,360
48,100	Toyo Tire Corp.	796,455
108,500	Toyoda Gosei Co. Ltd.	2,094,966
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 14.1% - (continued)
137,200	Toyota Boshoku Corp.	$ 2,260,689
591,200	Toyota Motor Corp.	11,804,972
103,300	Toyota Tsusho Corp.	6,769,396
33,300	Tsubakimoto Chain Co.	963,051
100,700	UBE Corp.	1,674,189
26,500	Ulvac, Inc.	1,312,085
		310,080,093
	Malaysia - 1.0%
1,346,100	Bermaz Auto Bhd.	694,399
3,192,100	CIMB Group Holdings Bhd.	4,204,453
163,600	Heineken Malaysia Bhd.	833,564
433,000	Hong Leong Bank Bhd.	1,757,291
929,400	Malayan Banking Bhd.	1,817,904
10,389,400	Public Bank Bhd.	9,631,147
913,200	RHB Bank Bhd.	1,080,311
736,400	Telekom Malaysia Bhd.	920,337
2,371,900	YTL Power International Bhd.	2,053,011
		22,992,417
	Mexico - 1.0%
485,200	Arca Continental SAB de CV	5,516,308
49,212	Coca-Cola Femsa SAB de CV ADR	4,672,187
1,963,300	Concentradora Fibra Danhos SA de CV REIT	2,376,059
538,300	Grupo Financiero Banorte SAB de CV Class O	5,473,543
2,170,499	Kimberly-Clark de Mexico SAB de CV Class A	4,928,280
6,754	Promotora y Operadora de Infraestructura SAB de CV	66,475
2	Urbi Desarrollos Urbanos SAB de CV*	1
		23,032,853
	Netherlands - 2.6%
330,261	ABN AMRO Bank NV GDR(1)	4,860,578
75,760	ASR Nederland NV	3,570,303
86,345	Euronext NV(1)	7,594,661
508,370	ING Groep NV	7,223,157
2,604,311	Koninklijke KPN NV	8,859,190
145,732	NN Group NV	5,973,297
624,352	Shell PLC	19,433,803
		57,514,989
	Nigeria - 0.1%
2,161,036	Airtel Africa PLC(1)	3,069,079
	Norway - 1.4%
191,832	Aker BP ASA	5,091,524
431,067	DNB Bank ASA	8,379,818
323,652	Equinor ASA	9,261,976
196,184	Europris ASA(1)	1,470,419
63,337	Gjensidige Forsikring ASA	1,018,742
152,838	Hoegh Autoliners ASA	1,538,952
14,186	Stolt-Nielsen Ltd.	530,245
680,696	Var Energi ASA(4)	1,974,497
118,911	Wallenius Wilhelmsen ASA	1,155,987
		30,422,160
	Philippines - 0.1%
774,750	BDO Unibank, Inc.	1,994,430
275,150	International Container Terminal Services, Inc.	1,189,750
		3,184,180
	Poland - 0.4%
152,201	InPost SA*	2,286,032
185,534	Powszechna Kasa Oszczednosci Bank Polski SA	2,354,061
48,600	Powszechny Zaklad Ubezpieczen SA	585,152
22,605	Santander Bank Polska SA	2,737,877
		7,963,122

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Portugal - 0.5%
15,958,801	Banco Comercial Portugues SA Class R*	$ 4,642,358
419,829	Galp Energia SGPS SA	6,608,840
		11,251,198
	Romania - 0.0%
171,378	NEPI Rockcastle NV	1,154,084
	Russia - 0.0%
19,959,800	RusHydro PJSC*(3)	—
	Singapore - 2.2%
138,287	BW LPG Ltd.(1)	1,706,687
470,900	DBS Group Holdings Ltd.	11,153,400
329,276	Hafnia Ltd.	2,394,449
1,210,700	Oversea-Chinese Banking Corp. Ltd.	11,580,793
4,432,000	Singapore Telecommunications Ltd.	7,909,093
1,031,400	UMS Holdings Ltd.	977,742
518,200	United Overseas Bank Ltd.	10,922,899
445,000	UOL Group Ltd.	2,066,391
		48,711,454
	South Africa - 0.4%
210,915	AVI Ltd.	938,289
97,474	Kumba Iron Ore Ltd.	2,879,108
576,588	Sappi Ltd.	1,372,293
645,100	Truworths International Ltd.	2,689,970
		7,879,660
	South Korea - 4.4%
29,410	Asia Paper Manufacturing Co. Ltd.	942,995
345,664	Daewoo Engineering & Construction Co. Ltd.*	1,016,518
34,458	DB Insurance Co. Ltd.*	2,273,050
80,767	Doosan Bobcat, Inc.	3,075,932
168,543	Hana Financial Group, Inc.	6,026,666
43,639	Hankook Tire & Technology Co. Ltd.*	1,670,244
40,846	HD Hyundai Electric Co. Ltd.	3,128,111
126,071	Hyundai Engineering & Construction Co. Ltd.*	3,262,829
26,468	Hyundai Glovis Co. Ltd.*	3,465,789
26,562	Hyundai Mobis Co. Ltd.	4,163,686
30,875	Hyundai Motor Co.	4,490,776
34,184	JYP Entertainment Corp.*	1,923,856
55,607	KB Financial Group, Inc.	2,359,834
120,381	Kia Corp.*	9,246,592
245,543	Korean Air Lines Co. Ltd.*	4,128,295
117,219	KT Corp.	3,104,897
34,608	LG Corp.*	2,125,053
31,219	LG Electronics, Inc.	2,176,098
191,782	LG Uplus Corp.	1,468,336
6,289	LS Electric Co. Ltd.*	330,643
409,810	Samsung Electronics Co. Ltd.	22,267,776
61,393	Samsung Engineering Co. Ltd.*	1,024,003
19,815	Samsung Fire & Marine Insurance Co. Ltd.*	3,920,985
50,567	Samsung Life Insurance Co. Ltd.	2,627,743
53,362	SK Hynix, Inc.	5,343,705
42,146	TK Corp.	396,567
22,984	Youngone Corp.*	825,128
		96,786,107
	Spain - 3.4%
267,219	Acerinox SA	2,821,081
82,217	Aena SME SA(1)	14,544,777
141,780	Amadeus IT Group SA	9,935,995
115,781	Atresmedia Corp. de Medios de Comunicacion SA	465,361
836,617	Banco Bilbao Vizcaya Argentaria SA	7,830,264
1,185,359	Banco Santander SA	4,764,028
2,058,508	CaixaBank SA	8,777,458
51,923	CIE Automotive SA	1,369,875
58,541	Grupo Catalana Occidente SA	2,098,267
148,345	Indra Sistemas SA	2,633,751
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Spain - 3.4% - (continued)
303,384	Industria de Diseno Textil SA	$ 12,971,901
482,547	Repsol SA	7,126,389
		75,339,147
	Sweden - 1.9%
142,345	Billerud Aktiebolag	1,265,744
63,058	Evolution AB(1)	7,362,878
148,694	Securitas AB Class B	1,444,421
685,695	Skandinaviska Enskilda Banken AB Class A	9,738,334
391,423	SSAB AB Class A	3,045,196
200,562	Svenska Handelsbanken AB Class A	2,162,125
500,064	Swedbank AB Class A	10,190,293
268,669	Volvo AB Class B	6,438,739
		41,647,730
	Switzerland - 1.1%
1,239	dormakaba Holding AG	620,665
78,382	Mobilezone Holding AG	1,203,724
213,355	Novartis AG	22,063,834
		23,888,223
	Taiwan - 6.7%
359,000	ASE Technology Holding Co. Ltd.	1,552,235
741,000	Asia Vital Components Co. Ltd.	10,063,759
188,000	Chenbro Micom Co. Ltd.	1,679,996
1,176,000	Chicony Electronics Co. Ltd.	6,166,032
510,000	E Ink Holdings, Inc.	3,382,169
591,000	Elan Microelectronics Corp.	2,826,898
521,000	Elite Material Co. Ltd.	7,653,808
724,000	Gigabyte Technology Co. Ltd.	7,164,401
980,000	Gold Circuit Electronics Ltd.	7,170,907
2,029,000	Hon Hai Precision Industry Co. Ltd.	6,637,313
199,000	Innodisk Corp.	1,929,005
1,381,000	King Yuan Electronics Co. Ltd.	3,688,953
177,000	Lotes Co. Ltd.	5,583,617
392,000	Makalot Industrial Co. Ltd.	4,496,714
321,000	MediaTek, Inc.	9,905,296
547,000	Novatek Microelectronics Corp.	8,910,466
353,000	Powertech Technology, Inc.	1,638,868
365,000	Radiant Opto-Electronics Corp.	1,614,154
478,000	Realtek Semiconductor Corp.	7,153,458
1,346,000	Taiwan Semiconductor Manufacturing Co. Ltd.	26,944,890
552,000	Tong Yang Industry Co. Ltd.	1,503,881
929,000	Tripod Technology Corp.	5,547,232
288,000	United Integrated Services Co. Ltd.	2,547,915
2,611,000	United Microelectronics Corp.	4,067,046
116,000	Wiwynn Corp.	8,178,092
		148,007,105
	Thailand - 1.0%
1,518,700	Bangchak Corp. PCL NVDR	1,794,855
1,352,200	Bangkok Bank PCL NVDR	5,373,853
1,667,500	Kasikornbank PCL NVDR	5,647,921
10,953,200	Krung Thai Bank PCL NVDR	4,909,377
2,833,900	Thai Oil PCL NVDR	4,359,898
		22,085,904
	United Kingdom - 12.3%
81,990	4imprint Group PLC	5,622,380
203,777	AG Barr PLC	1,466,841
54,724	Ashtead Technology Holdings PLC	457,721
205,611	AstraZeneca PLC	27,259,257
3,134,346	Barclays PLC	5,824,640
1,134,497	Beazley PLC	7,809,383
2,301,346	BP PLC	13,440,819
606,758	Britvic PLC	6,785,936
1,721,692	BT Group PLC	2,439,175
168,091	Bunzl PLC	6,831,179
5,484,748	Centrica PLC	9,598,578

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	United Kingdom - 12.3% - (continued)
924,405	Coats Group PLC	$ 838,793
251,930	Compass Group PLC	6,939,097
24,905	DCC PLC	1,810,576
850,260	Drax Group PLC	5,486,807
515,304	DS Smith PLC	1,837,364
178,192	Dunelm Group PLC	2,454,592
223,187	Gamma Communications PLC	3,377,169
513,444	Hargreaves Lansdown PLC	4,954,434
27,724	Hill & Smith PLC	656,244
2,103,623	HSBC Holdings PLC	16,434,411
459,064	IG Group Holdings PLC	4,125,211
269,138	IMI PLC	5,708,295
29,036	InterContinental Hotels Group PLC	2,751,250
167,126	Intertek Group PLC	9,486,183
1,826,482	ITV PLC	1,383,488
62,675	JET2 PLC	1,061,159
184,581	Lancashire Holdings Ltd.	1,419,892
5,792,638	Lloyds Banking Group PLC	3,105,174
2,538,413	Man Group PLC	7,627,344
493,966	Mitie Group PLC	647,287
1,517,362	Moneysupermarket.com Group PLC	4,895,787
135,271	Next 15 Group PLC	1,568,575
141,854	Next PLC	15,143,839
107,202	Norcros PLC	258,128
121,564	Rathbones Group PLC	2,542,934
167,844	Reckitt Benckiser Group PLC	12,135,271
100,930	Redde Northgate PLC	454,076
133,637	Rightmove PLC	945,772
261,803	Severn Trent PLC	8,605,732
42,040	Spectris PLC	1,957,105
334,458	SSE PLC	7,123,264
467,307	Standard Chartered PLC	3,531,692
180,583	Subsea 7 SA	2,433,894
995,281	Taylor Wimpey PLC	1,858,181
622,384	Tesco PLC	2,255,283
378,192	Unilever PLC	18,402,904
830,358	United Utilities Group PLC	11,183,894
205,460	Vistry Group PLC	2,598,925
248,336	YouGov PLC	3,666,445
		271,202,380
	United States - 3.6%
782,928	GSK PLC	15,484,541
95,607	James Hardie Industries PLC CDI*	3,591,997
40,536	Nestle SA	4,619,098
72,221	Roche Holding AG	20,562,500
178,328	Sanofi SA	17,858,753
476,422	Stellantis NV	10,493,978
396,689	Tenaris SA	6,265,420
		78,876,287
	Total Common Stocks (cost $1,888,854,582)	$ 2,172,910,430
PREFERRED STOCKS - 0.5%
	Brazil - 0.4%
1,455,500	Banco Bradesco SA (Preference Shares)(5)	$ 4,509,512
2,032,153	Cia de Saneamento do Parana (Preference Shares)(5)	2,313,367
664,000	Marcopolo SA (Preference Shares)(5)	1,072,178
227,200	Randon SA Implementos e Participacoes (Preference Shares)(5)	536,541
		8,431,598
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.5% - (continued)
	Germany - 0.1%
335,964	Schaeffler AG (Preference Shares)(5)		$ 2,123,061
	Total Preferred Stocks (cost $10,984,821)		$ 10,554,659
	Total Long-Term Investments (cost $1,899,839,403)		$ 2,183,465,089
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
78,300	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)		$ 78,300
260,999	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(6)		260,999
78,300	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(6)		78,300
78,300	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)		78,300
	Total Short-Term Investments (cost $495,899)		$ 495,899
	Total Investments (cost $1,900,335,302)	99.1%	$ 2,183,960,988
	Other Assets and Liabilities	0.9%	18,768,910
	Total Net Assets	100.0%	$ 2,202,729,898
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $61,827,261, representing 2.8% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $2,752,249, representing 0.1% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan.

35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(5)	Currently no rate available.
(6)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
27,477,440	GBP	34,776,093	USD	JPM	03/13/2024	$ 57,996
6,869,360	GBP	8,692,969	USD	UBS	03/13/2024	15,553
80,098,611	USD	62,891,300	GBP	UBS	03/13/2024	369,163
Total foreign currency contracts						$ 442,712
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
36

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 103,397,305	$ —	$ 103,397,305	$ —
Austria	17,740,802	638,188	17,102,614	—
Belgium	17,938,865	2,892,284	15,046,581	—
Brazil	16,348,646	16,348,646	—	—
Canada	104,030,801	104,030,801	—	—
China	127,570,316	20,368,542	107,201,774	—
Czech Republic	6,786,290	5,695,107	1,091,183	—
Denmark	19,313,601	—	19,313,601	—
Egypt	1,508,316	—	1,508,316	—
Finland	7,827,036	691,772	7,135,264	—
France	150,524,815	—	150,524,815	—
Georgia	2,474,867	2,474,867	—	—
Germany	65,498,287	—	65,498,287	—
Greece	31,992,887	18,739,223	13,253,664	—
Hong Kong	9,957,159	—	9,957,159	—
Hungary	14,957,787	14,957,787	—	—
India	59,014,256	—	59,014,256	—
Indonesia	29,872,183	—	29,872,183	—
Ireland	8,171,692	94,689	8,077,003	—
Israel	55	55	—	—
Italy	92,896,292	4,605,058	88,291,234	—
Japan	310,080,093	1,312,085	308,768,008	—
Malaysia	22,992,417	833,564	22,158,853	—
Mexico	23,032,853	23,032,852	1	—
Netherlands	57,514,989	—	57,514,989	—
Nigeria	3,069,079	—	3,069,079	—
Norway	30,422,160	1,538,952	28,883,208	—
Philippines	3,184,180	—	3,184,180	—
Poland	7,963,122	—	7,963,122	—
Portugal	11,251,198	—	11,251,198	—
Romania	1,154,084	1,154,084	—	—
Russia	—	—	—	—
Singapore	48,711,454	1,706,687	47,004,767	—
South Africa	7,879,660	7,879,660	—	—
South Korea	96,786,107	—	96,786,107	—
Spain	75,339,147	—	75,339,147	—
Sweden	41,647,730	—	41,647,730	—
Switzerland	23,888,223	—	23,888,223	—
Taiwan	148,007,105	—	148,007,105	—
Thailand	22,085,904	—	22,085,904	—
United Kingdom	271,202,380	35,116,173	236,086,207	—
United States	78,876,287	—	78,876,287	—
Preferred Stocks	10,554,659	8,431,598	2,123,061	—
Short-Term Investments	495,899	495,899	—	—
Foreign Currency Contracts(2)	442,712	—	442,712	—
Total	$ 2,184,403,700	$ 273,038,573	$ 1,911,365,127	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
37

Hartford Schroders International Stock Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Australia - 2.1%
1,733,035	Rio Tinto PLC	$ 119,959,667
	Austria - 1.9%
2,437,896	Erste Group Bank AG	105,020,660
	Brazil - 3.2%
28,575,173	B3 SA - Brasil Bolsa Balcao	75,498,348
61,425	MercadoLibre, Inc.*	105,147,929
		180,646,277
	China - 2.4%
1,931,969	Contemporary Amperex Technology Co. Ltd. Class A	40,828,856
2,648,700	Tencent Holdings Ltd.	91,939,821
		132,768,677
	Denmark - 5.5%
1,741,465	Novo Nordisk AS Class B	199,057,085
3,912,993	Vestas Wind Systems AS*	110,326,873
		309,383,958
	France - 4.8%
4,647,059	Carrefour SA	79,335,970
569,847	EssilorLuxottica SA	111,674,627
794,858	Legrand SA	77,034,142
		268,044,739
	Germany - 7.9%
2,676,468	Infineon Technologies AG	97,575,789
1,216,550	SAP SE	210,763,120
755,096	Siemens AG	135,180,189
		443,519,098
	Hong Kong - 1.1%
7,978,600	AIA Group Ltd.	62,571,500
	India - 1.1%
3,394,574	HDFC Bank Ltd.	59,696,499
	Indonesia - 1.3%
122,634,300	Bank Central Asia Tbk. PT	74,196,988
	Italy - 1.6%
6,165,907	FinecoBank Banca Fineco SpA	88,902,271
	Japan - 13.3%
2,825,500	Bridgestone Corp.	122,436,493
3,700,400	KDDI Corp.	122,612,886
197,300	Keyence Corp.	88,271,601
12,492,100	Mitsubishi UFJ Financial Group, Inc.	117,007,834
2,522,700	Recruit Holdings Co. Ltd.	99,643,409
198,200	Shimano, Inc.	28,456,625
150,700	SMC Corp.	83,886,325
2,519,200	Terumo Corp.	85,279,834
		747,595,007
	Netherlands - 6.4%
231,540	ASML Holding NV	200,881,298
5,118,428	Shell PLC	160,199,330
		361,080,628
	South Korea - 3.1%
3,216,047	Samsung Electronics Co. Ltd.	174,749,797
	Spain - 1.8%
8,494,787	Iberdrola SA	102,290,517
	Sweden - 1.7%
8,645,867	Svenska Handelsbanken AB Class A	93,205,313
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Switzerland - 3.8%
9,398	Chocoladefabriken Lindt & Spruengli AG	$ 119,438,697
194,283	Lonza Group AG	94,986,064
		214,424,761
	Taiwan - 2.9%
8,035,000	Taiwan Semiconductor Manufacturing Co. Ltd.	160,848,583
	United Kingdom - 13.6%
695,446	AstraZeneca PLC	92,200,033
2,603,431	Bunzl PLC	105,802,824
3,515,581	Burberry Group PLC	57,908,377
2,949,181	Diageo PLC	106,518,118
1,580,082	Reckitt Benckiser Group PLC	114,241,341
3,557,446	RELX PLC	146,830,235
2,813,228	Unilever PLC	136,892,276
		760,393,204
	United States - 15.9%
939,780	ARM Holdings PLC ADR*(1)	66,414,253
32,461	Booking Holdings, Inc.*	113,855,984
5,956,341	GSK PLC	117,802,924
867,459	Liberty Media Corp.-Liberty Formula One Class C*	58,336,618
195,439	Lululemon Athletica, Inc.*	88,694,127
509,710	Roche Holding AG	145,122,772
1,382,681	Sanofi SA	138,469,329
842,681	Schneider Electric SE	165,544,676
		894,240,683
	Total Common Stocks (cost $4,703,079,387)	$ 5,353,538,827
PREFERRED STOCKS - 1.5%
	Germany - 1.5%
1,014,846	Dr Ing hc F Porsche AG (Preference Shares)(2)(3)	$ 86,162,387
	Total Preferred Stocks (cost $92,053,505)	$ 86,162,387
	Total Long-Term Investments (cost $4,795,132,892)	$ 5,439,701,214
SHORT-TERM INVESTMENTS - 4.3%
	Other Investment Pools & Funds - 3.1%
174,183,907	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(4)	$ 174,183,907
	Securities Lending Collateral - 1.2%
10,257,329	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)	10,257,329
34,191,098	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(4)	34,191,098

38

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.3% - (continued)
	Securities Lending Collateral - 1.2% - (continued)
10,257,329	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(4)		$ 10,257,329
10,257,329	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(4)		10,257,329
			64,963,085
	Total Short-Term Investments (cost $239,146,992)		$ 239,146,992
	Total Investments (cost $5,034,279,884)	101.2%	$ 5,678,848,206
	Other Assets and Liabilities	(1.2)%	(68,496,826)
	Total Net Assets	100.0%	$ 5,610,351,380
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of this security was $86,162,387, representing 1.5% of net assets.
(3)	Currently no rate available.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 119,959,667	$ —	$ 119,959,667	$ —
Austria	105,020,660	—	105,020,660	—
Brazil	180,646,277	180,646,277	—	—
China	132,768,677	—	132,768,677	—
Denmark	309,383,958	—	309,383,958	—
France	268,044,739	—	268,044,739	—
Germany	443,519,098	—	443,519,098	—
Hong Kong	62,571,500	—	62,571,500	—
India	59,696,499	—	59,696,499	—
Indonesia	74,196,988	—	74,196,988	—
Italy	88,902,271	—	88,902,271	—
Japan	747,595,007	—	747,595,007	—
Netherlands	361,080,628	—	361,080,628	—
South Korea	174,749,797	—	174,749,797	—
Spain	102,290,517	1,738,814	100,551,703	—
Sweden	93,205,313	—	93,205,313	—
Switzerland	214,424,761	—	214,424,761	—
Taiwan	160,848,583	—	160,848,583	—
United Kingdom	760,393,204	—	760,393,204	—
United States	894,240,683	327,300,982	566,939,701	—
Preferred Stocks	86,162,387	—	86,162,387	—
Short-Term Investments	239,146,992	239,146,992	—	—
Total	$ 5,678,848,206	$ 748,833,065	$ 4,930,015,141	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
39

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
	Other Asset-Backed Securities - 2.9%
$ 486,000	Cedar Funding VI CLO Ltd. 6.63%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	$ 485,572
431,262	Dewolf Park CLO Ltd. 6.50%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	431,155
364,989	GoldenTree Loan Management U.S. CLO 2 Ltd. 6.49%, 11/20/2030, 3 mo. USD Term SOFR + 1.17%(1)(2)	365,277
779,162	Madison Park Funding XVIII Ltd. 6.52%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	780,759
565,356	Madison Park Funding XXVI Ltd. 6.78%, 07/29/2030, 3 mo. USD Term SOFR + 1.46%(1)(2)	565,884
202,839	Octagon Investment Partners 30 Ltd. 6.58%, 03/17/2030, 3 mo. USD Term SOFR + 1.26%(1)(2)	203,084
		2,831,731
	Whole Loan Collateral CMO - 0.1%
	Towd Point Mortgage Trust
31,769	2.75%, 06/25/2057(1)(3)	30,464
23,030	2.75%, 07/25/2057(1)(3)	22,660
		53,124
	Total Asset & Commercial Mortgage-Backed Securities (cost $2,884,710)	$ 2,884,855
CORPORATE BONDS - 37.5%
	Auto Manufacturers - 2.7%
	Ford Motor Credit Co. LLC
486,000	6.05%, 03/05/2031	$ 488,810
383,000	6.80%, 11/07/2028	399,870
393,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	362,082
817,000	Hyundai Capital America 1.50%, 06/15/2026(1)	751,154
590,000	Mercedes-Benz Finance North America LLC 4.85%, 01/11/2029(1)	593,111
		2,595,027
	Auto Parts & Equipment - 0.7%
	Magna International, Inc.
36,000	4.15%, 10/01/2025	35,526
680,000	5.98%, 03/21/2026	680,816
		716,342
	Beverages - 1.2%
936,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	939,628
259,000	Molson Coors Beverage Co. 3.00%, 07/15/2026	248,491
		1,188,119
	Commercial Banks - 14.5%
320,000	AIB Group PLC 6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(4)	335,989
	Bank of America Corp.
603,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	511,353
480,000	3.25%, 10/21/2027	458,684
316,000	3.50%, 04/19/2026	308,097
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Commercial Banks - 14.5% - (continued)
$ 411,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	$ 364,705
297,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	296,954
	Barclays PLC
778,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 yr. USD CMT + 2.90% thereafter)(4)	666,336
248,000	6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(4)	258,709
506,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(4)	520,295
459,000	Citibank NA 5.80%, 09/29/2028	478,369
435,000	Citigroup, Inc. 3.20%, 10/21/2026	416,014
	Goldman Sachs Group, Inc.
581,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(4)	489,794
466,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(4)	459,029
518,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(1)	552,259
	Lloyds Banking Group PLC
750,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	690,287
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 1 yr. USD CMT + 1.00% thereafter)(4)	271,236
510,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	462,060
	Morgan Stanley
488,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(4)	474,254
297,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(4)	297,927
170,000	5.30%, 04/20/2037, (5.30% fixed rate until 04/20/2032; 6 mo. USD SOFR + 2.62% thereafter)(4)	166,471
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	397,902
	NatWest Group PLC
591,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 1 yr. USD CMT + 2.55% thereafter)(4)	552,084
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	292,188
	PNC Financial Services Group, Inc.
448,000	5.58%, 06/12/2029, (5.58% fixed rate until 06/12/2028; 6 mo. USD SOFR + 1.84% thereafter)(4)	456,807
341,000	5.94%, 08/18/2034, (5.94% fixed rate until 08/18/2033; 6 mo. USD SOFR + 1.95% thereafter)(4)	356,202

40

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Commercial Banks - 14.5% - (continued)
$ 217,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(4)	$ 241,364
	Santander U.K. Group Holdings PLC
200,000	1.09%, 03/15/2025, (1.09% fixed rate until 03/15/2024; 6 mo. USD SOFR + 0.79% thereafter)(4)	198,749
552,000	1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	504,430
308,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(4)	308,909
252,000	Truist Financial Corp. 7.16%, 10/30/2029, (7.16% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.45% thereafter)(4)	272,041
	U.S. Bancorp
161,000	5.38%, 01/23/2030, (5.38% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.56% thereafter)(4)	162,808
262,000	5.78%, 06/12/2029, (5.78% fixed rate until 06/12/2028; 6 mo. USD SOFR + 2.02% thereafter)(4)	268,275
295,000	5.84%, 06/12/2034, (5.84% fixed rate until 06/10/2033; 6 mo. USD SOFR + 2.26% thereafter)(4)	304,089
	Wells Fargo & Co.
526,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	485,156
689,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	703,875
		13,983,701
	Commercial Services - 0.2%
174,000	Quanta Services, Inc. 0.95%, 10/01/2024	168,809
	Diversified Financial Services - 0.7%
525,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032	450,048
260,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	259,836
		709,884
	Electric - 1.7%
	Enel Finance International NV
712,000	1.88%, 07/12/2028(1)	624,889
280,000	4.63%, 06/15/2027(1)	277,996
167,000	Pacific Gas & Electric Co. 6.15%, 01/15/2033	173,430
727,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	593,542
		1,669,857
	Entertainment - 0.5%
	Warnermedia Holdings, Inc.
234,000	3.76%, 03/15/2027	224,744
235,000	5.05%, 03/15/2042	207,854
		432,598
	Environmental Control - 0.4%
341,000	Republic Services, Inc. 5.00%, 12/15/2033	344,096
	Healthcare - Products - 0.0%
24,000	Boston Scientific Corp. 3.45%, 03/01/2024	23,962
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Healthcare - Services - 0.2%
$ 220,000	UnitedHealth Group, Inc. 5.35%, 02/15/2033	$ 229,884
	Household Products - 0.2%
201,000	Kenvue, Inc. 5.35%, 03/22/2026	204,055
	Insurance - 3.3%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,218
395,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	379,125
475,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	415,128
1,053,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,023,658
790,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	757,702
175,000	Metropolitan Life Global Funding I 5.15%, 03/28/2033(1)	176,712
385,000	Willis North America, Inc. 4.65%, 06/15/2027	381,850
		3,136,393
	Media - 0.3%
327,000	Discovery Communications LLC 3.63%, 05/15/2030	296,232
	Mining - 0.7%
773,000	Anglo American Capital PLC 2.25%, 03/17/2028(1)	689,236
	Oil & Gas - 0.5%
472,000	Ovintiv, Inc. 5.65%, 05/15/2028	479,999
	Pharmaceuticals - 1.2%
67,000	AbbVie, Inc. 3.85%, 06/15/2024	66,565
25,000	Becton Dickinson & Co. 3.73%, 12/15/2024	24,710
917,000	Cigna Group 5.69%, 03/15/2026	917,040
162,000	CVS Health Corp. 4.30%, 03/25/2028	159,068
		1,167,383
	Pipelines - 3.0%
	Columbia Pipelines Operating Co. LLC
24,000	5.93%, 08/15/2030(1)	24,927
405,000	6.04%, 11/15/2033(1)	424,640
364,000	Enbridge, Inc. 5.70%, 03/08/2033	376,006
579,000	Energy Transfer LP 6.55%, 12/01/2033	624,312
	Plains All American Pipeline LP/PAA Finance Corp.
135,000	3.55%, 12/15/2029	124,148
500,000	3.80%, 09/15/2030	461,562
804,000	TransCanada PipeLines Ltd. 6.20%, 03/09/2026	803,903
		2,839,498
	Real Estate Investment Trusts - 3.6%
	Alexandria Real Estate Equities, Inc.
277,000	2.00%, 05/18/2032	219,100
126,000	2.95%, 03/15/2034	104,381
	American Tower Corp.
302,000	2.40%, 03/15/2025	292,653
534,000	3.65%, 03/15/2027	515,481
	Boston Properties LP
170,000	2.45%, 10/01/2033	129,143
548,000	3.40%, 06/21/2029	491,495
	Crown Castle, Inc.
97,000	3.20%, 09/01/2024	95,642
436,000	3.80%, 02/15/2028	414,380
267,000	Equinix, Inc. 3.90%, 04/15/2032	246,836
88,000	Healthcare Realty Holdings LP 2.40%, 03/15/2030	71,841
313,000	Highwoods Realty LP 7.65%, 02/01/2034	344,167
131,000	Kilroy Realty LP 6.25%, 01/15/2036	131,171

41

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Real Estate Investment Trusts - 3.6% - (continued)
$ 193,000	Kimco Realty OP LLC 2.70%, 10/01/2030	$ 167,492
254,000	VICI Properties LP 4.95%, 02/15/2030	246,446
		3,470,228
	Retail - 0.2%
272,000	Genuine Parts Co. 2.75%, 02/01/2032	228,314
	Semiconductors - 0.2%
179,000	Qorvo, Inc. 1.75%, 12/15/2024	172,640
	Telecommunications - 1.5%
	T-Mobile USA, Inc.
552,000	3.88%, 04/15/2030	521,642
456,000	5.05%, 07/15/2033	455,993
74,000	5.75%, 01/15/2034	77,865
344,000	Verizon Communications, Inc. 4.33%, 09/21/2028	338,879
		1,394,379
	Total Corporate Bonds (cost $36,247,960)	$ 36,140,636
MUNICIPAL BONDS - 1.9%
	Higher Education - 0.0%
30,000	University of California, CA, Rev 4.93%, 05/15/2034	$ 30,643
	Single Family Housing - 0.1%
40,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA/FNMA/FHLMC Insured) 6.00%, 07/01/2049	41,274
35,000	Nebraska Investment Finance Auth, NE, Rev, (GNMA/FNMA/FHLMC Insured) 6.25%, 09/01/2049	36,639
		77,913
	Tobacco - 1.3%
1,325,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	1,224,191
	Utilities - 0.5%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
271,000	5.10%, 04/01/2035	276,782
226,000	5.17%, 04/01/2041	235,342
		512,124
	Total Municipal Bonds (cost $1,775,589)	$ 1,844,871
U.S. GOVERNMENT AGENCIES - 14.0%
	Mortgage-Backed Agencies - 14.0%
	Federal Home Loan Mortgage Corp. - 6.0%
985,108	4.50%, 08/25/2033(3)	$ 983,873
553,371	4.50%, 09/01/2052	535,442
1,128,415	4.90%, 10/25/2033	1,161,735
932,007	5.00%, 08/01/2052	922,594
442,907	5.00%, 09/01/2052	438,434
904,175	5.00%, 11/01/2052	895,040
526,097	6.00%, 01/01/2053	533,711
361,508	6.00%, 03/01/2053	366,769
		5,837,598
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 14.0% - (continued)
	Mortgage-Backed Agencies - 14.0% - (continued)
	Federal National Mortgage Association - 4.7%
$ 581,465	4.50%, 08/01/2052	$ 562,625
1,130,867	5.00%, 08/01/2052	1,119,444
475,321	5.00%, 10/01/2052	470,520
1,080,465	5.50%, 01/01/2053	1,084,556
512,962	6.00%, 01/01/2053	520,713
752,488	6.00%, 02/01/2053	763,923
		4,521,781
	Government National Mortgage Association - 3.3%
561,979	5.50%, 12/20/2052	566,680
1,037,089	5.50%, 05/20/2053	1,045,120
339,060	5.50%, 06/20/2053	341,696
857,112	6.00%, 12/20/2052	871,596
328,004	6.00%, 06/20/2053	333,547
		3,158,639
	Total U.S. Government Agencies (cost $13,374,571)	$ 13,518,018
U.S. GOVERNMENT SECURITIES - 40.4%
	U.S. Treasury Securities - 40.4%
	U.S. Treasury Bonds - 19.7%
994,000	1.38%, 11/15/2040	$ 647,886
1,628,000	2.88%, 05/15/2052	1,255,722
1,370,000	3.00%, 08/15/2052	1,084,869
1,862,000	3.63%, 02/15/2053	1,668,818
239,000	3.63%, 05/15/2053	214,428
3,545,000	3.88%, 02/15/2043	3,331,192
2,200,000	4.00%, 11/15/2052	2,110,539
961,000	4.13%, 08/15/2053	943,432
2,554,000	4.38%, 08/15/2043	2,566,770
3,019,000	4.75%, 11/15/2043	3,189,290
405,000	4.75%, 11/15/2053	441,387
1,342,000	6.13%, 11/15/2027	1,443,331
		18,897,664
	U.S. Treasury Notes - 20.7%
1,868,000	3.75%, 12/31/2028	1,856,179
419,000	3.75%, 12/31/2030	414,482
531,000	4.00%, 12/15/2025	528,407
711,000	4.00%, 02/15/2027	710,667
1,206,000	4.38%, 11/30/2028	1,231,722
824,000	4.38%, 11/30/2030	845,501
9,635,000	4.50%, 11/15/2033	10,049,004
1,610,000	4.63%, 11/15/2026	1,634,150
1,260,300	4.88%, 10/31/2028	1,312,780
798,000	4.88%, 10/31/2030	841,983
250,000	5.00%, 08/31/2025	252,305
176,000	5.00%, 09/30/2025	177,801
96,000	5.00%, 10/31/2025	97,084
		19,952,065
	Total U.S. Government Securities (cost $38,775,846)	$ 38,849,729
	Total Long-Term Investments (cost $93,058,676)	$ 93,238,109

42

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Other Investment Pools & Funds - 0.6%
618,090	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(5)		$ 618,090
U.S. GOVERNMENT SECURITIES - 1.3%
	U.S. Treasury Securities - 1.3%
	U.S. Treasury Bills - 1.3%
$ 1,236,000	5.20%, 03/14/2024(6)		$ 1,228,473
	Total Short-Term Investments (cost $1,846,563)		$ 1,846,563
	Total Investments (cost $94,905,239)	98.7%	$ 95,084,672
	Other Assets and Liabilities	1.3%	1,214,418
	Total Net Assets	100.0%	$ 96,299,090
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $10,876,934, representing 11.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	22	03/28/2024	$ 4,524,437	$ 38,458
U.S. Treasury 5-Year Note Future	11	03/28/2024	1,192,297	729
U.S. Treasury 10-Year Note Future	113	03/19/2024	12,693,078	252,377
U.S. Treasury Ultra Bond Future	6	03/19/2024	775,313	41,893
Total				$ 333,457
Short position contracts:
U.S. Treasury 10-Year Ultra Future	35	03/19/2024	$ (4,090,625)	$ (134,326)
Total futures contracts				$ 199,131
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
43

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 2,884,855	$ —	$ 2,884,855	$ —
Corporate Bonds	36,140,636	—	36,140,636	—
Municipal Bonds	1,844,871	—	1,844,871	—
U.S. Government Agencies	13,518,018	—	13,518,018	—
U.S. Government Securities	38,849,729	—	38,849,729	—
Short-Term Investments	1,846,563	618,090	1,228,473	—
Futures Contracts(2)	333,457	333,457	—	—
Total	$ 95,418,129	$ 951,547	$ 94,466,582	$ —
Liabilities
Futures Contracts(2)	$ (134,326)	$ (134,326)	$ —	$ —
Total	$ (134,326)	$ (134,326)	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
44

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 2.7%
348	Rio Tinto Ltd.	$ 29,944
	Belgium - 0.6%
330	Azelis Group NV	6,795
	China - 6.0%
3,000	BOC Hong Kong Holdings Ltd.	7,190
4,000	China Mengniu Dairy Co. Ltd.	8,863
5,800	China Pacific Insurance Group Co. Ltd. Class H	10,672
300	Contemporary Amperex Technology Co. Ltd. Class A	6,340
3,600	H World Group Ltd.	11,284
1,000	Li Ning Co. Ltd.	2,136
2,600	Sany Heavy Industry Co. Ltd. Class A	4,742
300	Tencent Holdings Ltd.	10,414
800	WuXi AppTec Co. Ltd. Class H(1)	5,535
		67,176
	Denmark - 2.7%
263	Novo Nordisk AS Class B	30,062
	Finland - 3.5%
497	Neste OYJ	17,134
862	Stora Enso OYJ Class R	10,969
315	UPM-Kymmene OYJ	11,457
		39,560
	Germany - 8.6%
150	Beiersdorf AG	21,951
406	GEA Group AG	16,260
269	Puma SE	10,826
129	SAP SE	22,349
140	Siemens AG	25,063
		96,449
	Hong Kong - 0.9%
973	Prudential PLC	9,995
	India - 5.4%
437	HDFC Bank Ltd.	7,685
152	HDFC Bank Ltd. ADR	8,435
481	ICICI Bank Ltd. ADR	11,736
29,566	NHPC Ltd.	32,409
		60,265
	Indonesia - 1.2%
33,100	Bank Mandiri Persero Tbk. PT	13,936
	Ireland - 1.9%
2,347	Bank of Ireland Group PLC	21,583
	Italy - 1.1%
3,996	Intesa Sanpaolo SpA	12,313
	Japan - 20.8%
200	Chugai Pharmaceutical Co. Ltd.	7,194
100	Cosmos Pharmaceutical Corp.	10,741
700	Dai-ichi Life Holdings, Inc.	15,353
100	Daikin Industries Ltd.	16,023
200	Harmonic Drive Systems, Inc.	4,847
1,100	Isuzu Motors Ltd.	15,009
300	Kyudenko Corp.	11,411
200	Makita Corp.	5,383
200	Nippon Shinyaku Co. Ltd.	7,066
100	Nitori Holdings Co. Ltd.	13,088
1,500	NTT Data Group Corp.	21,606
900	ORIX Corp.	17,378
600	Park24 Co. Ltd.*	7,840
200	Rorze Corp.	22,214
600	Suzuki Motor Corp.	26,951
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 20.8% - (continued)
300	Toyota Industries Corp.	$ 25,374
100	Visional, Inc.*	6,259
		233,737
	Netherlands - 3.1%
13	ASM International NV	7,205
32	ASML Holding NV	27,763
		34,968
	Philippines - 1.3%
23,300	Ayala Land, Inc.	14,080
	Portugal - 1.2%
2,993	EDP - Energias de Portugal SA	13,350
	Singapore - 1.7%
700	Oversea-Chinese Banking Corp. Ltd.	6,696
6,700	Singapore Telecommunications Ltd.	11,956
		18,652
	South Korea - 1.8%
263	Hana Financial Group, Inc.	9,404
199	Samsung Electronics Co. Ltd.	10,813
		20,217
	Spain - 0.5%
483	Acerinox SA	5,099
	Sweden - 6.6%
422	Assa Abloy AB Class B	11,574
1,971	Skandinaviska Enskilda Banken AB Class A	27,992
620	SKF AB Class B	12,217
2,110	Svenska Handelsbanken AB Class A	22,747
		74,530
	Switzerland - 0.7%
111	Alcon, Inc.	8,356
	Taiwan - 4.8%
1,036	Giant Manufacturing Co. Ltd.	5,897
930	MediaTek, Inc.	28,697
175	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,768
		54,362
	Thailand - 1.4%
20,400	Bangkok Dusit Medical Services PCL Class F	15,720
	United Kingdom - 11.4%
457	Burberry Group PLC	7,528
5,682	ConvaTec Group PLC(1)	17,292
1,699	Informa PLC	16,687
302	Reckitt Benckiser Group PLC	21,835
284	RELX PLC	11,722
856	SSE PLC	18,231
2,145	Standard Chartered PLC	16,211
410	Whitbread PLC	18,584
		128,090
	United States - 8.5%
100	CSL Ltd.	19,638
429	Newmont Corp. CDI	14,725
222	Sanofi SA	22,232
840	Stellantis NV	18,502
181	Swiss Re AG	20,725
		95,822
	Total Common Stocks (cost $1,033,900)	$ 1,105,061

45

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7%
	Other Investment Pools & Funds - 1.7%
18,977	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(2)		$ 18,977
	Total Short-Term Investments (cost $18,977)		$ 18,977
	Total Investments (cost $1,052,877)	100.1%	$ 1,124,038
	Other Assets and Liabilities	(0.1)%	(1,475)
	Total Net Assets	100.0%	$ 1,122,563
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $22,827, representing 2.0% of net assets.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 29,944	$ —	$ 29,944	$ —
Belgium	6,795	—	6,795	—
China	67,176	—	67,176	—
Denmark	30,062	—	30,062	—
Finland	39,560	—	39,560	—
Germany	96,449	—	96,449	—
Hong Kong	9,995	—	9,995	—
India	60,265	20,171	40,094	—
Indonesia	13,936	—	13,936	—
Ireland	21,583	—	21,583	—
Italy	12,313	—	12,313	—
Japan	233,737	—	233,737	—
Netherlands	34,968	—	34,968	—
Philippines	14,080	—	14,080	—
Portugal	13,350	—	13,350	—
Singapore	18,652	—	18,652	—
South Korea	20,217	—	20,217	—
Spain	5,099	—	5,099	—
Sweden	74,530	—	74,530	—
Switzerland	8,356	—	8,356	—
Taiwan	54,362	19,768	34,594	—
Thailand	15,720	—	15,720	—
United Kingdom	128,090	—	128,090	—
United States	95,822	—	95,822	—
Short-Term Investments	18,977	18,977	—	—
Total	$ 1,124,038	$ 58,916	$ 1,065,122	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
46

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.7%
	Commercial Banks - 1.5%
$ 2,185,000	AIB Group PLC 6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(2)	$ 2,294,176
2,800,000	Banco Santander SA 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	2,539,340
1,728,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(2)	1,784,084
3,960,000	Lloyds Banking Group PLC 5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(2)	4,018,207
1,839,000	NatWest Group PLC 7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(2)	1,905,439
5,540,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(2)	5,103,887
		17,645,133
	Diversified Financial Services - 0.8%
7,321,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	6,792,793
3,060,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	3,058,067
		9,850,860
	REITS - 0.3%
2,757,000	Highwoods Realty LP 7.65%, 02/01/2034	3,031,530
	Semiconductors - 0.1%
800,000	Qorvo, Inc. 1.75%, 12/15/2024	771,574
	Total Corporate Bonds (cost $31,556,067)	$ 31,299,097
MUNICIPAL BONDS - 80.6%
	Alabama - 1.3%
5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(3)	$ 6,245,795
3,495,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	3,867,986
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,488,933
		15,602,714
	California - 7.0%
955,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM Insured) 5.00%, 10/01/2052	1,033,744
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(3)	1,465,474
2,845,000	Del Mar Union School Dist, CA, GO 4.00%, 08/01/2046	2,897,917
10,055,000	Elk Grove Unified School Dist, CA, GO 4.00%, 08/01/2048	9,887,288
2,600,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	2,592,863
9,715,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	8,975,864
1,000,000	Merced Union High School Dist, CA, GO 0.00%, 08/01/2034(4)	705,343
5,265,000	Oxnard School Dist, CA, GO, (BAM Insured) 4.25%, 08/01/2053	5,340,282
5,480,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	5,439,466
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.6% - (continued)
	California - 7.0% - (continued)
$ 300,000	Rialto Unified School Dist, CA, GO, (AGM Insured) 0.00%, 08/01/2029(4)	$ 253,532
730,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	810,502
6,525,000	San Diego Housing Auth, Inc., CA, Rev 5.00%, 05/01/2057(3)	6,792,479
340,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	354,860
4,335,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	4,427,536
410,000	San Francisco Community College Dist, CA, GO 2.02%, 06/15/2029	361,863
12,960,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	13,151,365
11,750,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	12,858,389
3,805,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	3,809,011
	Washington Township Health Care Dist, CA, GO,
430,000	(AGM Insured) 4.50%, 08/01/2053	443,863
775,000	5.50%, 08/01/2053	880,076
		82,481,717
	Colorado - 1.8%
3,820,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(3)	3,823,277
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,890,345
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	11,557,939
2,125,000	Colorado Housing & Finance Auth, CO, Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	2,089,389
		21,360,950
	Connecticut - 0.1%
1,285,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	1,286,996
	District of Columbia - 1.1%
3,975,000	Dist of Columbia Income Tax, DC, Rev 5.25%, 05/01/2048	4,499,391
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	7,826,443
		12,325,834
	Florida - 2.0%
1,590,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM Insured) 5.25%, 10/01/2053	1,801,048
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	11,433,361
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	2,038,448
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,301,832
	Florida Housing Finance Corp., FL, Rev,
230,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	223,150
2,020,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2052	1,949,930
2,110,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 07/01/2051	2,078,978

47

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.6% - (continued)
	Florida - 2.0% - (continued)
$ 390,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2049	$ 388,681
1,510,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(3)	1,503,881
		23,719,309
	Georgia - 2.5%
	Main Street Natural Gas, Inc., GA, Rev
8,250,000	4.00%, 03/01/2050(3)	8,299,455
1,520,000	4.00%, 05/01/2052(3)	1,523,583
11,385,000	5.00%, 12/01/2053(3)	12,176,382
6,650,000	5.00%, 05/01/2054(3)	7,116,238
		29,115,658
	Hawaii - 0.1%
585,000	City & County Honolulu Wastewater System, HI, Rev 5.25%, 07/01/2053	653,177
	Illinois - 1.1%
	Illinois Housing Dev Auth, IL, Rev,
3,840,000	(GNMA/FNMA/FHLMC/COLL Insured) 3.00%, 04/01/2051	3,709,830
2,425,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 10/01/2051	2,341,354
5,285,000	(GNMA/FNMA/FHLMC Insured) 3.75%, 04/01/2050	5,235,506
810,000	(FHLMC/FNMA/GNMA Insured) 4.50%, 10/01/2048	815,720
630,000	(HUD SECT 8) 5.00%, 02/01/2027(3)	645,876
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured) 0.00%, 06/15/2028(4)	77,171
		12,825,457
	Indiana - 0.5%
	Indiana Housing & Community Dev Auth, IN, Rev,
1,100,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2050	1,064,899
420,000	(GNMA Insured) 4.00%, 07/01/2048	418,616
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,598,742
		6,082,257
	Iowa - 1.7%
	Iowa Finance Auth, IA, Rev,
5,930,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	5,705,168
445,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 07/01/2050	435,581
345,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2048	343,860
11,790,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2052	11,775,428
2,035,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.25%, 07/01/2053	2,130,606
		20,390,643
	Kentucky - 1.9%
	Kentucky Public Energy Auth, KY, Rev
6,080,000	4.00%, 12/01/2049(3)	6,089,504
14,635,000	5.25%, 04/01/2054(3)	15,895,784
		21,985,288
	Louisiana - 1.7%
210,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	211,234
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.6% - (continued)
	Louisiana - 1.7% - (continued)
$ 12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	$ 10,160,787
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,969,239
		19,341,260
	Maryland - 0.2%
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,870,978
	Massachusetts - 1.1%
	Commonwealth of Massachusetts, MA, GO
685,000	3.00%, 02/01/2048	554,108
4,040,000	5.00%, 05/01/2053	4,412,310
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	8,056,496
		13,022,914
	Michigan - 4.3%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF Insured) 4.50%, 05/01/2049	1,356,702
1,000,000	(Q-SBLF Insured) 5.00%, 05/01/2051	1,069,801
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	5,597,046
1,190,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.25%, 07/01/2053	1,334,778
1,190,000	Great Lakes Water Auth Water Supply System, MI, Rev 5.25%, 07/01/2053	1,334,778
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF Insured) 5.00%, 05/01/2049	3,945,217
4,265,000	(Q-SBLF Insured) 5.00%, 05/01/2052	4,542,504
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	2,241,408
15,180,000	Troy School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2052	16,545,136
10,770,000	Wayne County Airport Auth, MI, Rev, (AGM Insured) 5.25%, 12/01/2048	12,151,529
		50,118,899
	Minnesota - 1.1%
1,305,000	Hennepin County Housing & Redev Auth, MN, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 10/01/2026(3)	1,306,508
1,160,000	Housing & Redev Auth of The City of St Paul Minnesota, MN, Rev, (HUD SECT 8) 3.50%, 12/01/2025(3)	1,157,083
2,055,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	2,066,621
8,060,000	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	7,817,845
		12,348,057
	Mississippi - 0.1%
990,000	Mississippi Home Corp., MS, Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	967,232
	Missouri - 1.2%
4,775,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(3)	4,974,373
	Missouri Housing Dev Commission, MO, Rev,
2,650,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 05/01/2052	2,562,434
1,445,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 05/01/2051	1,408,975

48

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.6% - (continued)
	Missouri - 1.2% - (continued)
$ 890,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 11/01/2050	$ 875,871
985,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 05/01/2049	987,278
850,000	(GNMA/FNMA/FHLMC Insured) 4.75%, 05/01/2049	860,481
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	2,013,866
		13,683,278
	Nebraska - 0.3%
	Nebraska Investment Finance Auth, NE, Rev,
3,045,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2050	2,954,046
630,000	4.00%, 09/01/2048	628,201
		3,582,247
	Nevada - 0.1%
	Nevada Housing Division, NV, Rev,
745,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 04/01/2051	721,508
855,000	(GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	852,831
		1,574,339
	New Jersey - 0.2%
2,260,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD SECT 8) 3.67%, 02/01/2026	2,265,195
140,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	146,193
		2,411,388
	New Mexico - 1.6%
	New Mexico Mortgage Finance Auth, NM, Rev,
3,105,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	3,006,605
3,355,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2052	3,236,654
1,195,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	1,190,744
11,640,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 03/01/2053	11,711,274
		19,145,277
	New York - 5.5%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	8,075,947
7,450,000	New York City Municipal Water Finance Auth, NY, Rev 5.25%, 06/15/2053	8,418,508
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
2,085,000	4.00%, 08/01/2048	2,062,936
13,810,000	4.00%, 02/01/2051	13,663,204
1,105,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	1,127,169
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,628,250
475,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	514,658
1,190,000	Rockland County Industrial Dev Agency, NY, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 05/01/2027(3)	1,197,694
11,095,000	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev 5.00%, 05/15/2053	12,084,832
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	6,013,197
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.6% - (continued)
	New York - 5.5% - (continued)
$ 4,740,000	5.00%, 05/15/2051	$ 5,101,619
570,000	Westchester County Local Dev Corp., NY, Rev, (AGM Insured) 5.75%, 11/01/2053	643,557
		64,531,571
	North Carolina - 0.1%
1,485,000	Asheville Housing Auth, NC, Rev, (HUD SECT 8) 5.00%, 11/01/2026(3)	1,517,069
	Ohio - 1.3%
2,265,000	Columbus-Franklin County Finance Auth, OH, Rev 5.00%, 07/01/2045(3)	2,345,563
	Ohio Housing Finance Agency, OH, Rev
375,000	3.00%, 03/01/2052	362,456
2,605,000	(GNMA/FNMA/FHLMC/COLL Insured) 3.25%, 03/01/2050	2,550,217
645,000	(HUD SECT 8) 3.53%, 02/01/2029(3)	645,798
3,235,000	(GNMA/FNMA/FHLMC Insured) 4.50%, 09/01/2048	3,254,349
2,880,000	(GNMA/FNMA/FHLMC Insured) 5.00%, 03/01/2052	2,966,434
	Ohio State University, OH, Rev
5,000	5.00%, 12/01/2030	5,754
5,000	5.00%, 12/01/2031	5,851
	Ohio Turnpike & Infrastructure Commission, OH, Rev
1,680,000	0.00%, 02/15/2038(4)	978,477
1,395,000	0.00%, 02/15/2041(4)	691,365
1,625,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,755,698
		15,561,962
	Oklahoma - 0.1%
820,000	Oklahoma Housing Finance Agency, OK, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	818,859
	Pennsylvania - 0.6%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	906,950
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AGM Insured) 4.25%, 12/01/2047	4,077,145
635,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2032	683,296
1,295,000	Geisinger Auth, PA, Rev 5.00%, 02/15/2032	1,363,895
		7,031,286
	South Carolina - 3.5%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	12,810,834
	Patriots Energy Group Financing Agency, SC, Rev
6,425,000	4.00%, 10/01/2048(3)	6,425,000
19,395,000	5.25%, 10/01/2054(3)	20,895,015
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	296,378
		40,427,227
	Tennessee - 3.7%
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,739,439
3,410,000	Health Educational & Housing Facility Board of the City of Memphis, TN, Rev, (HUD SECT 8) 3.55%, 12/01/2027(3)	3,395,574
340,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD SECT 8) 3.00%, 12/01/2026(3)	339,107

49

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.6% - (continued)
	Tennessee - 3.7% - (continued)
$ 2,080,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD SECT 8) 3.60%, 12/01/2027(3)	$ 2,079,189
2,540,000	Knoxville's Community Dev Corp., TN, Rev, (HUD SECT 8) 4.25%, 10/01/2024	2,553,292
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
7,540,000	(HUD SECT 8) 3.50%, 02/01/2048(3)	7,547,936
10,500,000	3.85%, 02/01/2045(3)	10,498,782
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	263,939
1,745,000	5.00%, 07/01/2052	1,896,512
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	7,924,500
675,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	679,049
3,770,000	Williamson County Industrial Dev Board, TN, Rev, (HUD SECT 8) 5.00%, 05/01/2042(3)	3,918,676
		43,835,995
	Texas - 31.5%
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	3,704,690
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD Insured) 4.25%, 12/01/2048	4,414,672
1,655,000	(PSF-GTD Insured) 4.25%, 12/01/2053	1,578,656
3,605,000	(PSF-GTD Insured) 4.38%, 08/15/2052	3,632,085
3,770,000	(PSF-GTD Insured) 5.00%, 08/15/2033	4,170,131
1,245,000	(PSF-GTD Insured) 5.00%, 08/15/2048	1,352,942
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,938,965
8,700,000	4.25%, 02/15/2053	8,587,716
1,825,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028(3)	1,835,094
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	5,831,196
6,480,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2049	7,091,443
2,645,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	2,914,175
2,355,000	City of Dallas Housing Finance Corp., TX, Rev 5.00%, 07/01/2042(3)	2,453,993
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	595,641
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD Insured) 4.25%, 04/01/2053	3,254,099
810,000	(PSF-GTD Insured) 5.00%, 08/15/2029	902,805
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,329,481
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	8,050,626
	Community Independent School Dist, TX, GO,
2,085,000	(PSF-GTD Insured) 5.00%, 02/15/2048	2,294,294
5,755,000	(PSF-GTD Insured) 5.00%, 02/15/2053	6,256,706
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2052	309,558
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	4,937,953
13,715,000	Denison Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/01/2053	13,419,469
20,635,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	20,775,850
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.6% - (continued)
	Texas - 31.5% - (continued)
$ 2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/15/2053	$ 2,307,427
13,015,000	Dripping Springs Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	14,202,381
14,920,000	Forney Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	14,423,013
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	2,452,126
4,460,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD Insured) 2.50%, 08/15/2037	3,843,461
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	1,064,545
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	7,048,608
8,605,000	Lakeside Place PFC, TX, Rev, (FHA 221(D4)) 4.15%, 11/01/2026(3)	8,658,033
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD Insured) 3.00%, 02/15/2051	1,468,201
5,645,000	(PSF-GTD Insured) 4.00%, 02/15/2048	5,590,098
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/01/2053	6,958,288
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/01/2053	4,113,552
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	13,305,452
	Montgomery Independent School Dist, TX, GO,
3,685,000	(PSF-GTD Insured) 4.00%, 02/15/2053	3,605,321
3,485,000	(PSF-GTD Insured) 4.25%, 02/15/2052	3,515,369
17,030,000	New Caney Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	18,640,929
400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2052	427,570
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,984,661
2,715,000	Northwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	2,963,574
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	7,471,698
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,455,208
11,825,000	Prosper Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	11,491,283
2,990,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	2,920,399
7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	7,320,016
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,128,059
7,875,000	Sherman Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	8,580,347
11,995,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	11,717,792
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	15,444,758
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	3,811,073
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	2,533,792
	Texas Department of Housing & Community Affairs, TX, Rev,
1,820,000	(GNMA Insured) 3.00%, 01/01/2052	1,755,307
5,170,000	(GNMA Insured) 3.00%, 03/01/2052	4,981,434

50

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.6% - (continued)
	Texas - 31.5% - (continued)
$ 1,490,000	(GNMA Insured) 3.50%, 03/01/2051	$ 1,460,337
925,000	(GNMA Insured) 4.00%, 03/01/2050	921,256
535,000	(GNMA Insured) 4.75%, 03/01/2049	539,868
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,303,395
22,620,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(3)	24,317,224
2,145,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(3)	2,145,369
	Texas Water Dev Board, TX, Rev
2,370,000	4.80%, 10/15/2052	2,509,678
6,355,000	5.25%, 10/15/2051	7,126,624
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD Insured) 4.00%, 08/15/2052	4,895,630
2,125,000	(PSF-GTD Insured) 4.13%, 08/15/2052	2,127,542
		369,162,938
	Virginia - 1.0%
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,223,122
3,600,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(3)	3,599,405
5,405,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	5,416,544
		11,239,071
	Washington - 0.2%
	Washington State Housing Finance Commission, WA, Rev
1,400,000	4.00%, 12/01/2048	1,395,949
785,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 06/01/2050	783,922
		2,179,871
	Wisconsin - 0.1%
650,000	Wisconsin Health & Educational Facs Auth, WI, Rev 5.00%, 04/01/2033	683,798
	Wyoming - 0.0%
585,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	583,288
	Total Municipal Bonds (cost $929,563,101)	$ 943,468,804
U.S. GOVERNMENT SECURITIES - 6.8%
	U.S. Treasury Securities - 6.8%
	U.S. Treasury Bonds - 6.8%
19,093,000	3.63%, 08/15/2043	$ 17,285,131
58,865,000	4.75%, 11/15/2043	62,185,354
	Total U.S. Government Securities (cost $78,173,525)	$ 79,470,485
	Total Long-Term Investments (cost $1,039,292,693)	$ 1,054,238,386
SHORT-TERM INVESTMENTS - 8.9%
	Other Investment Pools & Funds - 1.1%
12,533,389	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(5)	$ 12,533,389
	U.S. Treasury Securities - 7.8%
	U.S. Treasury Bills - 7.8%
2,970,000	4.82%, 12/26/2024(6)	2,847,458
3,658,000	4.84%, 10/31/2024(6)	3,529,370
2,901,000	4.85%, 10/31/2024(6)	2,798,990
7,376,000	4.91%, 10/31/2024(6)	7,116,631
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 8.9% - (continued)
	U.S. Treasury Securities - 7.8% - (continued)
	U.S. Treasury Bills - 7.8% - (continued)
$ 2,041,000	5.07%, 10/31/2024(6)		$ 1,969,230
2,884,000	5.30%, 10/31/2024(6)		2,782,587
2,651,000	4.67%, 12/26/2024(6)		2,541,620
2,788,000	4.69%, 12/26/2024(6)		2,672,968
10,562,000	4.82%, 12/26/2024(6)		10,126,214
3,151,000	4.85%, 12/26/2024(6)		3,020,990
1,807,000	4.85%, 12/26/2024(6)		1,732,444
1,280,000	4.86%, 12/26/2024(6)		1,227,188
240,000	4.87%, 12/26/2024(6)		230,098
2,133,000	4.89%, 12/26/2024(6)		2,044,993
2,180,000	4.86%, 10/31/2024(6)		2,103,343
3,338,000	4.87%, 10/31/2024(6)		3,220,623
3,876,000	4.87%, 10/31/2024(6)		3,739,705
6,751,000	4.88%, 10/31/2024(6)		6,513,608
665,000	4.88%, 10/31/2024(6)		641,616
434,000	4.89%, 10/31/2024(6)		418,739
446,000	4.89%, 10/31/2024(6)		430,317
2,300,000	4.90%, 10/31/2024(6)		2,219,123
2,000,000	4.95%, 10/31/2024(6)		1,929,672
214,000	5.09%, 10/31/2024(6)		206,475
760,000	5.15%, 05/30/2024(6)		747,104
562,000	5.16%, 05/30/2024(6)		552,464
2,238,000	5.19%, 05/30/2024(6)		2,200,024
1,526,000	5.19%, 05/30/2024(6)		1,500,106
303,000	5.23%, 05/30/2024(6)		297,859
205,000	5.24%, 05/30/2024(6)		201,521
8,077,000	5.25%, 05/30/2024(6)		7,939,945
7,764,000	5.26%, 05/30/2024(6)		7,632,256
4,971,000	5.27%, 05/30/2024(6)		4,886,650
			92,021,931
	Total Short-Term Investments (cost $104,526,414)		$ 104,555,320
	Total Investments (cost $1,143,819,107)	99.0%	$ 1,158,793,706
	Other Assets and Liabilities	1.0%	11,523,848
	Total Net Assets	100.0%	$ 1,170,317,554
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $10,456,130, representing 0.9% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

51

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(4)	Security is a zero-coupon bond.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 31,299,097	$ —	$ 31,299,097	$ —
Municipal Bonds	943,468,804	—	943,468,804	—
U.S. Government Securities	79,470,485	—	79,470,485	—
Short-Term Investments	104,555,320	12,533,389	92,021,931	—
Total	$ 1,158,793,706	$ 12,533,389	$ 1,146,260,317	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
52

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Banks - 2.1%
162,101	Commerce Bancshares, Inc.	$ 8,448,704
302,268	Fifth Third Bancorp	10,349,657
		18,798,361
	Capital Goods - 13.6%
179,242	BWX Technologies, Inc.	14,604,638
84,907	Dover Corp.	12,717,371
148,070	Fortune Brands Innovations, Inc.	11,488,751
234,998	Hexcel Corp.	15,601,517
65,132	IDEX Corp.	13,775,418
183,621	Masco Corp.	12,355,857
88,674	Regal Rexnord Corp.	11,834,432
30,554	Snap-on, Inc.	8,858,521
48,806	Trane Technologies PLC	12,301,552
134,126	Trex Co., Inc.*	10,928,587
		124,466,644
	Commercial & Professional Services - 7.5%
86,251	Leidos Holdings, Inc.	9,528,148
573,999	Rentokil Initial PLC ADR	14,952,674
149,193	Robert Half, Inc.	11,866,811
60,667	Verisk Analytics, Inc.	14,652,901
117,209	Waste Connections, Inc.	18,197,869
		69,198,403
	Consumer Discretionary Distribution & Retail - 2.7%
57,309	Burlington Stores, Inc.*	10,954,615
38,042	Pool Corp.	14,123,093
		25,077,708
	Consumer Durables & Apparel - 1.1%
86,123	Garmin Ltd.	10,290,837
	Consumer Services - 4.6%
597,493	Aramark	17,375,097
114,748	Churchill Downs, Inc.	13,881,066
25,229	Domino's Pizza, Inc.	10,753,104
		42,009,267
	Energy - 3.1%
366,389	Coterra Energy, Inc.	9,115,758
69,156	Diamondback Energy, Inc.	10,632,044
38,445	Pioneer Natural Resources Co.	8,835,814
		28,583,616
	Equity Real Estate Investment Trusts (REITs) - 4.2%
120,336	Alexandria Real Estate Equities, Inc. REIT	14,548,622
322,334	American Homes 4 Rent Class A, REIT	11,297,807
566,907	Brixmor Property Group, Inc. REIT	12,721,393
		38,567,822
	Financial Services - 2.6%
44,641	MarketAxess Holdings, Inc.	10,066,992
125,532	Raymond James Financial, Inc.	13,831,116
		23,898,108
	Food, Beverage & Tobacco - 1.4%
67,747	Hershey Co.	13,111,754
	Health Care Equipment & Services - 7.2%
21,445	Chemed Corp.	12,712,382
40,045	Cooper Cos., Inc.	14,937,986
188,194	Encompass Health Corp.	13,369,302
195,112	Masimo Corp.*	25,157,741
		66,177,411
	Insurance - 8.0%
56,678	Arthur J Gallagher & Co.	13,158,364
110,241	Assurant, Inc.	18,514,976
33,128	Everest Group Ltd.	12,753,286
72,597	Globe Life, Inc.	8,916,364
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.9% - (continued)
	Insurance - 8.0% - (continued)
59,467	Reinsurance Group of America, Inc.		$ 10,340,717
218,089	Ryan Specialty Holdings, Inc.*		9,447,615
			73,131,322
	Materials - 3.5%
152,789	AptarGroup, Inc.		19,844,235
63,566	Avery Dennison Corp.		12,678,239
			32,522,474
	Media & Entertainment - 4.9%
350,356	Interpublic Group of Cos., Inc.		11,558,245
401,935	Match Group, Inc.*		15,426,265
186,260	Pinterest, Inc. Class A*		6,979,162
66,662	Take-Two Interactive Software, Inc.*		10,994,564
			44,958,236
	Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
321,858	Catalent, Inc.*		16,620,747
25,542	West Pharmaceutical Services, Inc.		9,527,932
			26,148,679
	Semiconductors & Semiconductor Equipment - 6.2%
163,921	Entegris, Inc.		19,293,502
39,558	First Solar, Inc.*		5,787,336
53,030	NXP Semiconductors NV		11,166,527
138,017	ON Semiconductor Corp.*		9,817,149
100,163	Skyworks Solutions, Inc.		10,463,027
			56,527,541
	Software & Services - 7.4%
151,146	Amdocs Ltd.		13,857,065
112,128	AppLovin Corp. Class A*		4,611,825
162,150	Dolby Laboratories, Inc. Class A		13,487,637
23,080	EPAM Systems, Inc.*		6,418,779
88,363	PTC, Inc.*		15,962,776
66,249	VeriSign, Inc.*		13,175,601
			67,513,683
	Technology Hardware & Equipment - 8.4%
46,352	CDW Corp.		10,508,925
308,501	Ciena Corp.*		16,350,553
40,892	Motorola Solutions, Inc.		13,064,994
306,888	Pure Storage, Inc. Class A*		12,272,451
37,290	Teledyne Technologies, Inc.*		15,604,746
39,190	Zebra Technologies Corp. Class A*		9,387,965
			77,189,634
	Utilities - 4.5%
217,233	Alliant Energy Corp.		10,570,558
372,491	CenterPoint Energy, Inc.		10,407,399
185,878	CMS Energy Corp.		10,624,786
256,508	FirstEnergy Corp.		9,408,713
			41,011,456
	Total Common Stocks (cost $651,487,109)		$ 879,182,956
SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 3.1%
27,888,706	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(1)		$ 27,888,706
	Total Short-Term Investments (cost $27,888,706)		$ 27,888,706
	Total Investments (cost $679,375,815)	99.0%	$ 907,071,662
	Other Assets and Liabilities	1.0%	9,342,081
	Total Net Assets	100.0%	$ 916,413,743

53

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 18,798,361	$ 18,798,361	$ —	$ —
Capital Goods	124,466,644	124,466,644	—	—
Commercial & Professional Services	69,198,403	69,198,403	—	—
Consumer Discretionary Distribution & Retail	25,077,708	25,077,708	—	—
Consumer Durables & Apparel	10,290,837	10,290,837	—	—
Consumer Services	42,009,267	42,009,267	—	—
Energy	28,583,616	28,583,616	—	—
Equity Real Estate Investment Trusts (REITs)	38,567,822	38,567,822	—	—
Financial Services	23,898,108	23,898,108	—	—
Food, Beverage & Tobacco	13,111,754	13,111,754	—	—
Health Care Equipment & Services	66,177,411	66,177,411	—	—
Insurance	73,131,322	73,131,322	—	—
Materials	32,522,474	32,522,474	—	—
Media & Entertainment	44,958,236	44,958,236	—	—
Pharmaceuticals, Biotechnology & Life Sciences	26,148,679	26,148,679	—	—
Semiconductors & Semiconductor Equipment	56,527,541	56,527,541	—	—
Software & Services	67,513,683	67,513,683	—	—
Technology Hardware & Equipment	77,189,634	77,189,634	—	—
Utilities	41,011,456	41,011,456	—	—
Short-Term Investments	27,888,706	27,888,706	—	—
Total	$ 907,071,662	$ 907,071,662	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
54

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Automobiles & Components - 0.8%
47,031	Gentherm, Inc.*	$ 2,264,543
	Banks - 6.6%
178,818	First BanCorp	2,982,684
73,760	First Merchants Corp.	2,493,826
96,329	Pacific Premier Bancorp, Inc.	2,443,867
117,839	Seacoast Banking Corp. of Florida	2,894,126
37,517	SouthState Corp.	3,117,663
64,989	TriCo Bancshares	2,362,350
66,251	United Community Banks, Inc.	1,811,302
		18,105,818
	Capital Goods - 14.2%
49,079	Albany International Corp. Class A	4,363,614
242,167	Custom Truck One Source, Inc.*	1,583,772
22,126	Enpro, Inc.	3,305,182
33,872	ESCO Technologies, Inc.	3,450,541
287,638	Hayward Holdings, Inc.*	3,601,228
70,008	Hexcel Corp.	4,647,831
238,818	Janus International Group, Inc.*	3,379,275
80,787	Kornit Digital Ltd.*(1)	1,382,265
29,673	McGrath RentCorp	3,728,412
116,647	Primoris Services Corp.	3,826,021
19,832	Simpson Manufacturing Co., Inc.	3,589,394
52,176	V2X, Inc.*	2,029,125
		38,886,660
	Commercial & Professional Services - 7.1%
49,897	ASGN, Inc.*	4,631,439
22,724	Science Applications International Corp.	2,900,946
98,807	Stericycle, Inc.*	4,742,736
126,327	Verra Mobility Corp.*	3,020,479
59,261	WNS Holdings Ltd. ADR*	4,109,750
		19,405,350
	Consumer Discretionary Distribution & Retail - 3.0%
17,060	Asbury Automotive Group, Inc.*	3,566,564
124,642	Valvoline, Inc.*	4,548,186
		8,114,750
	Consumer Durables & Apparel - 4.6%
13,518	Cavco Industries, Inc.*	4,486,895
21,904	Oxford Industries, Inc.	2,079,347
176,958	Snap One Holdings Corp.*(1)	1,397,968
100,198	Sonos, Inc.*	1,561,085
71,030	Steven Madden Ltd.	2,974,736
		12,500,031
	Consumer Staples Distribution & Retail - 1.6%
133,771	Chefs' Warehouse, Inc.*	4,256,593
	Energy - 3.3%
38,551	Cactus, Inc. Class A	1,636,104
98,096	Delek U.S. Holdings, Inc.	2,651,535
35,659	Matador Resources Co.	1,957,323
215,731	Permian Resources Corp.	2,908,054
		9,153,016
	Equity Real Estate Investment Trusts (REITs) - 3.2%
163,039	Douglas Emmett, Inc. REIT	2,209,178
69,048	PotlatchDeltic Corp. REIT	3,088,517
56,012	Terreno Realty Corp. REIT	3,345,597
		8,643,292
	Financial Services - 4.4%
172,839	Compass Diversified Holdings	3,818,013
40,669	Encore Capital Group, Inc.*	2,036,704
25,497	Houlihan Lokey, Inc.	3,054,031
278,247	Perella Weinberg Partners	3,269,402
		12,178,150
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Food, Beverage & Tobacco - 1.8%
32,652	Darling Ingredients, Inc.*	$ 1,413,832
243,619	Primo Water Corp.	3,551,965
		4,965,797
	Health Care Equipment & Services - 9.1%
240,147	Enhabit, Inc.*	2,423,083
127,169	Envista Holdings Corp.*	2,988,471
35,363	Haemonetics Corp.*	2,703,855
64,184	ICU Medical, Inc.*	5,874,762
122,994	NeoGenomics, Inc.*	1,826,461
66,187	Phreesia, Inc.*	1,686,445
79,637	Progyny, Inc.*	3,033,373
48,287	U.S. Physical Therapy, Inc.	4,454,959
		24,991,409
	Insurance - 5.1%
51,943	Axis Capital Holdings Ltd.	3,091,647
89,251	Kemper Corp.	5,355,060
17,696	Reinsurance Group of America, Inc.	3,077,157
56,139	Ryan Specialty Holdings, Inc.*	2,431,942
		13,955,806
	Materials - 7.8%
31,978	Ashland, Inc.	2,993,780
24,575	Balchem Corp.	3,444,432
11,072	Eagle Materials, Inc.	2,505,372
188,118	Element Solutions, Inc.	4,181,863
97,646	Graphic Packaging Holding Co.	2,490,950
31,927	Materion Corp.	3,734,501
96,265	Orion SA	2,156,336
		21,507,234
	Media & Entertainment - 2.4%
57,368	IAC, Inc.*	2,880,447
30,590	Shutterstock, Inc.	1,436,812
347,474	Stagwell, Inc.*	2,265,531
		6,582,790
	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
246,629	Evolus, Inc.*	3,129,722
35,168	Intra-Cellular Therapies, Inc.*	2,368,213
42,509	Natera, Inc.*	2,803,043
43,079	Pacira BioSciences, Inc.*	1,403,945
		9,704,923
	Semiconductors & Semiconductor Equipment - 3.0%
71,229	Allegro MicroSystems, Inc.*	1,847,680
142,081	Credo Technology Group Holding Ltd.*	2,914,081
41,167	MACOM Technology Solutions Holdings, Inc.*	3,549,831
		8,311,592
	Software & Services - 8.0%
169,849	Box, Inc. Class A*	4,412,677
48,784	CommVault Systems, Inc.*	4,472,517
50,784	Envestnet, Inc.*	2,595,063
162,123	LiveRamp Holdings, Inc.*	6,400,616
59,493	Perficient, Inc.*	4,053,258
		21,934,131
	Technology Hardware & Equipment - 5.6%
65,139	Ciena Corp.*	3,452,367
97,943	Knowles Corp.*	1,597,450
95,006	Lumentum Holdings, Inc.*	5,219,630
12,160	Rogers Corp.*	1,401,683
384,552	Viavi Solutions, Inc.*	3,780,146
		15,451,276
	Transportation - 0.1%
8,606	Forward Air Corp.	381,504
	Utilities - 2.6%
25,576	Chesapeake Utilities Corp.	2,590,337

55

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Utilities - 2.6% - (continued)
38,619	ONE Gas, Inc.		$ 2,370,048
37,136	SJW Group		2,211,078
			7,171,463
	Total Common Stocks (cost $211,356,131)		$ 268,466,128
SHORT-TERM INVESTMENTS - 2.3%
	Other Investment Pools & Funds - 2.2%
6,155,808	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(2)		$ 6,155,808
	Securities Lending Collateral - 0.1%
25,137	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		25,137
83,792	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(2)		83,792
25,138	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		25,138
25,137	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		25,137
			159,204
	Total Short-Term Investments (cost $6,315,012)		$ 6,315,012
	Total Investments (cost $217,671,143)	100.1%	$ 274,781,140
	Other Assets and Liabilities	(0.1)%	(252,408)
	Total Net Assets	100.0%	$ 274,528,732
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 2,264,543	$ 2,264,543	$ —	$ —
Banks	18,105,818	18,105,818	—	—
Capital Goods	38,886,660	38,886,660	—	—
Commercial & Professional Services	19,405,350	19,405,350	—	—
Consumer Discretionary Distribution & Retail	8,114,750	8,114,750	—	—
Consumer Durables & Apparel	12,500,031	12,500,031	—	—
Consumer Staples Distribution & Retail	4,256,593	4,256,593	—	—
Energy	9,153,016	9,153,016	—	—
Equity Real Estate Investment Trusts (REITs)	8,643,292	8,643,292	—	—
Financial Services	12,178,150	12,178,150	—	—
Food, Beverage & Tobacco	4,965,797	4,965,797	—	—
Health Care Equipment & Services	24,991,409	24,991,409	—	—
Insurance	13,955,806	13,955,806	—	—
Materials	21,507,234	21,507,234	—	—
Media & Entertainment	6,582,790	6,582,790	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,704,923	9,704,923	—	—
Semiconductors & Semiconductor Equipment	8,311,592	8,311,592	—	—
Software & Services	21,934,131	21,934,131	—	—
Technology Hardware & Equipment	15,451,276	15,451,276	—	—
Transportation	381,504	381,504	—	—
Utilities	7,171,463	7,171,463	—	—
Short-Term Investments	6,315,012	6,315,012	—	—
Total	$ 274,781,140	$ 274,781,140	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
56

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japan Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
S&P	Standard & Poor's
TOPIX	Tokyo Stock Price Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CDI	Chess Depositary Interest
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
EM	Emerging Markets
ETF	Exchange-Traded Fund
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
Tbk	Terbuka

57